                                                       Registration No. 811-2120
                                                       Registration No. 2-38414
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
              Post-Effective Amendment No. 73                                [X]
                                          ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
              Post-Effective Amendment No. 73                                [X]
                                          ----

                        (Check appropriate box or boxes)

                              SECURITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:
                                 (785) 438-3127

                                                   Copies To:

James R. Schmank, President                        Amy J. Lee, Secretary
Security Income Fund                               Security Income Fund
One Security Benefit Place                         One Security Benefit Place
Topeka, KS 66636-0001                              Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately  upon filing pursuant to paragraph (b)
[X]  on January 31, 2003, pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on January 31, 2003, pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on January 31, 2003, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                              SECURITY INCOME FUND
                                    FORM N-1A

This  Amendment to the  Registration  Statement of Security  Income Fund,  which contains  three series,  relates only to the Capital  Preservation  Series.  The prospectus and statement of additional  information for the  Diversified  Income
Series  and High  Yield  Series  are  incorporated  herein by  reference  to the
Registrant's most recent filing under Rule 497 under the Securities Act of 1933.

                   PART B. STATEMENT OF ADDITIONAL INFORMATION

ITEM 22.  FINANCIAL STATEMENTS

Capital  Preservation  Series of Security  Income  Fund's  Annual Report for the
period  ended  September  30, 2002 is  incorporated  herein by  reference to the
Registrant's N-30D filing, Registration No. 2-38414 (filed December 6, 2002).

PROSPECTUS

                                         February 1, 2003

SECURITY FUNDS(SM)

                                         |_|  Security Capital Preservation Fund

                                          --------------------------------------
                                          The Securities and Exchange Commission
                                          has not approved or disapproved  these
                                          securities or passed upon the adequacy
                                          of this prospectus. Any representation
                                          to the contrary is a criminal offense.
                                          --------------------------------------

                                                [SDI LOGO]
                                                SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

FUND'S OBJECTIVE

The  Security  Capital  Preservation  Fund seeks a high level of current  income while seeking to maintain a stable value per share.  THE FUND'S OBJECTIVE IS NOT
A FUNDAMENTAL POLICY AND MAY BE CHANGED BY THE FUND'S BOARD OF DIRECTORS.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests all of its assets in a master  portfolio (the  PreservationPlus
Income Portfolio ("Portfolio")),  which has the same investment objective as the
Fund.  Accordingly,  references  to the Fund  investing in  particular  types of securities  or asset  classes  are  actually  references  to what is done by the underlying Portfolio.

The Fund,  through the master portfolio,  seeks to achieve its goal by investing in fixed income securities of varying  maturities,  money market instruments and futures and options  (including futures and options traded on foreign exchanges, such as bond and equity  indices of foreign  countries).  The Fund  attempts  to maintain  a stable  share  value by  entering  into  contracts,  called  Wrapper
Agreements, with financial institutions, such as insurance companies or banks.

The Fund seeks current  income that is higher than that of money market funds by investing in fixed income securities with varying  maturities and maintaining an
average  portfolio  duration  of  2.5  to  4.5  years.   Duration  measures  the
sensitivity of bond prices to changes in interest rates. The longer the duration of a bond,  the  longer  it will  take  to  repay  the  principal  and  interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise-but also are more likely to receive more income from their investment to compensate for the risk.

In an attempt to enhance return, the Fund also employs a global asset allocation strategy,  which  evaluates the equity,  bond,  cash and currency  opportunities across domestic and international markets.

INVESTMENT PROCESS

The Fund's  investment  strategy  emphasizes  a  diversified  exposure to higher yielding  mortgage,  corporate and asset-backed  sectors of the investment grade fixed income markets.  These "spread" sectors have  historically  offered higher returns than U.S.  government  securities.  The investment  process focuses on a top-down approach, first focused on the sector allocations,  then using relative value  analysis  to select the best  securities  within each  sector.  To select securities,  the Portfolio's  Investment Adviser analyzes such factors as credit quality,  interest rate sensitivity and spread relationships  between individual bonds.

The Fund also  enters  into  Wrapper  Agreements,  which  seek to  offset  price fluctuations of the fixed income  securities and, as a result,  provide a stable value per share for the Fund.  A primary  emphasis  is placed on  assessing  the credit quality of financial institutions that may provide a Wrapper Agreement to the  Fund.  The  Portfolio's  Investment  Adviser  performs  proprietary  credit analysis on a large universe of issuers and actively manages the negotiation and maintenance of Wrapper Agreements.

The global asset allocation  strategy  attempts to enhance long-term returns and manage  risk by  responding  effectively  to  changes  in global  markets  using instruments  including,  but not  limited  to,  futures,  options  and  currency forwards.  This strategy  employs a multi-factor  global asset  allocation model that evaluates equity, bond, cash and currency opportunities across domestic and international markets.

In  implementing  the global  asset  allocation  strategy,  the Fund  invests in options and futures based on any type of security or index including options and futures traded on foreign exchanges, such as bonds and equity indices of foreign countries.  Some  options and futures  strategies,  including  selling  futures, buying  puts and  writing  calls,  hedge the Fund's  investments  against  price fluctuations.  Other  strategies,  including  buying  futures,  writing puts and buying  calls,  tend to increase  and will broaden the Fund's  market  exposure.
Options and futures may be combined with each other, or with forward  contracts, in order to adjust the risk and return characteristics of an overall strategy.

The Fund may also enter into forward currency exchange contracts  (agreements to exchange one currency  for another at a future  date),  may buy and sell options and futures contracts relating to foreign currencies and may purchase securities indexed to foreign currencies.  Currency  management  strategies allow shifts of investment  exposure  from one  currency  to another  to attempt to profit  from anticipated  declines  in the value of a foreign  currency  relative to the U.S.
dollar.

Successful implementation of the global asset allocation strategy depends on the
Portfolio's  Investment Adviser's judgment as to the potential risks and rewards of implementing the different types of strategies.

TEMPORARY DEFENSIVE POSITION -- From time to time a temporary defensive position may be adopted in  response  to  extraordinary  adverse  political,  economic or market  events.  Up to 100% of the Fund's  assets could be placed in  short-term obligations  within  one of the top two  investment  ratings.  These  short-term obligations  may not be covered  by a Wrapper  Agreement.  To the extent  such a position is  adopted,  the Fund may not meet its goal of a high level of current income or a stable net asset value.

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PORTFOLIO  TURNOVER  rate measures the  frequency  that the Portfolio  sells and replaces the securities it holds within a given period.
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PRINCIPAL RISKS

Set forth below are some of the  prominent  risks  associated  with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general.
Although  an  attempt  is made to assess the  likelihood  that  these  risks may actually  occur  and to  limit  them,  there  can be no  guarantee  that it will succeed.

INTEREST  RATE -- All debt  securities  face the risk that the  securities  will decline in value because of changes in interest  rates.  Generally,  investments subject to interest rate risk will  decrease in value when  interest  rates rise
(and increase when interest rates fall).

CREDIT -- An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

WRAPPER  AGREEMENT -- Although the Fund uses  Wrapper  Agreements  to attempt to maintain a stable value per share,  there are risks  associated with the Wrapper
Agreements, including:

o  A Wrapper Provider could default, which could cause the Fund's share price to fluctuate and could result in losses for investors in the Fund.

o  The Wrapper  Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments.  This could result in a lower return than if the Fund invested  those assets in longer-term  securities.  The Fund may elect not to cover a fixed income  security with a remaining  maturity of
   60 days or less, cash or short-term investments with Wrapper Agreements.

o  The Wrapper Agreements  generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

o  The Fund may not be able to  obtain  Wrapper  Agreements  to cover all of its assets.

o  If  a  Wrapper   Provider   is  unable  to  make   timely   payments  or  its
   creditworthiness  has significantly  deteriorated,  the Portfolio's Board may determine  the  fair  value  of that  Wrapper  Agreement  may not  equal  the difference between the book value and the market value, which could cause the
   Fund's share price to fluctuate.

o  Compared to investing in a traditional fixed income fund, the Fund trades the potential  for  capital  appreciation  and some yield for  protection  from a decline in the value of its holdings caused by changes in interest rates.

PREPAYMENT -- As interest rates decline,  the issuers of securities  held by the
Fund may prepay principal  earlier than scheduled,  forcing the Fund to reinvest in lower  yielding  securities.  Thus,  prepayment may reduce the Fund's income.
There is a greater  risk that the Fund will lose  money due to  prepayment  risk because the Fund invests in mortgage-related securities.

MARKET -- Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

SECURITY  SELECTION  -- While the Fund  invests  in short- to  intermediate-term securities,  which by nature are relatively stable investments, the risk remains that the securities selected will not perform as expected.  This could cause the
Fund's returns to lag behind those of money market funds.

LIQUIDITY -- Liquidity  risk is the risk that a security  cannot be sold quickly at a price that  reflects the estimate of its value.  Because there is no active trading  market for Wrapper  Agreements,  the Fund's  investments in the Wrapper
Agreements are considered illiquid.  The Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

PRICING -- When price quotations for securities are not readily  available,  the value is determined by the method that most  accurately  reflects  their current worth  under  procedures  adopted by the  Portfolio's  Board of  Trustees.  This procedure  implies an  unavoidable  risk, the risk that the prices are higher or lower than the prices that the securities might actually command if sold. If the securities  have been valued to highly,  the  investor may pay too much fur Fund shares when  purchased.  If the prices is  underestimated,  the investor may not receive the full market value for Fund shares when sold.

According to the procedures  adopted by the Portfolio's  Board of Trustees,  the fair value of the Wrapper Agreements generally will equal the difference between the book  value and the  market  value  (plus  accrued  interest)  of the Fund's assets. In determining fair value, the Board will consider the  creditworthiness and  ability  of a  Wrapper  Provider  to pay  amounts  due  under  the  Wrapper
Agreements.  If the  Portfolio's  Board of  Trustees  determines  that a Wrapper
Agreement  should not be valued this way,  the net asset value of the Fund could fluctuate.

DERIVATIVE --  Derivatives  are more  volatile and less liquid than  traditional fixed income securities. Risks associated with derivatives include:

o  the derivative may not fully offset the underlying positions;

o  the derivatives  used for risk  management may not have the intended  effects and may result in losses or missed opportunities; and

o  the  possibility  the Fund cannot sell the derivative  because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the Fund invests in futures  contracts  and options on futures  contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's  net asset  value  after  taking  into  account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

FOREIGN  INVESTMENT -- To the extent that the Fund invests in securities  traded on exchanges  outside the United States,  it faces the risks inherent in foreign investing.  Adverse political,  economic or social  developments could undermine the value of the Fund's  investments or prevent the Fund from realizing its full value.  Financial  reporting  standards for companies  based in foreign  markets differ from those in the United States. Since the `numbers' themselves sometimes mean different things, research efforts are devoted to understand and assess the impact of these differences upon a company's financial  condition.  Finally, the currency of the country in which the Fund has invested could decline relative to the value of the U.S.  dollar,  which would decrease the value of the investment to U.S. investors.

LOWER RATED  SECURITIES -- The Fund may invest in debt  securities  rated in the fifth and sixth  long-term  ratings  categories  directly or through the Scudder
High Income Plus Fund. The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities,  which can adversely affect  the  prices  at which the  lower-rated  securities  are sold.  If market quotations  are not available,  lower-rated  debt  securities  will be valued in accordance  with procedures  established by the  Portfolio's  Board of Trustees.
Judgment plays a greater role in valuing high yield  corporate  debt  securities than is the case for securities  for which more external  sources for quotations and last sale information is available.  Adverse publicity and changing investor perception  may affect the  availability  of outside  pricing  services to value lower-rated  debt  securities  and  the  Fund's  ability  to  dispose  of  these securities.  Since the risk of default is higher for lower-rated securities, the
Investment  Adviser's  research and credit analysis are an especially  important part of managing securities of this type.

In considering  investments  for the Fund, the  Portfolio's  Investment  Adviser
attempts  to identify  those  issuers of high  yielding  debt  securities  whose financial  conditions are adequate to meet future obligations,  have improved or are expected to improve in the future. The Investment Adviser's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage,  earnings prospects and the experience and managerial  strength of the issuer.

PRINCIPAL INVESTMENTS

FIXED INCOME  SECURITIES -- The Fund invests at least 65% of its total assets in fixed income  securities  rated,  at the time of  purchase,  within the top four long-term  rating  categories  by a  nationally  recognized  statistical  rating organization (or, if unrated,  are determined to be of similar quality. The Fund may also invest up to 10% of its assets in high yield debt securities determined at the time of purchase  (also known as junk  bonds).  To gain  exposure to high yield debt securities, the Fund may purchase high yield debt securities directly or invest in the Scudder  High Income Plus Fund  (formerly  Deutsche  High Yield
Bond Fund), an affiliate of the Portfolio.  If the Fund directly invests in high yield debt securities, it will invest in securities rated in the fifth and sixth long-term  rating  categories  by a  nationally  recognized  statistical  rating organization  (or, if unrated,  are  determined  by the  Portfolio's  Investment
Adviser to be of similar  quality).  If the Fund  invests  in the  Scudder  High
Income Plus Fund, it may gain greater diversification by holding more securities of varying risks than the Fund could gain by buying individual  securities.  The
Scudder  High Income Plus Fund is  permitted  to invest in  securities  of lower credit  ratings than the Fund could  invest in if it makes  direct  purchases of high yield debt  securities.  The  Scudder  High  Income Plus Fund is not rated.
Additional  information  about the Scudder  High  Income Plus Fund's  investment policies  are  included  in its  prospectus  which may be  obtained  by  calling
1-800-730-1313.

Fixed income securities in which the Fund may invest include the following:

o  U.S.  government  securities  that  are  issued  or  guaranteed  by the  U.S.
   Treasury, or by agencies or instrumentalities of the U.S. Government.

o  U.S.   dollar-denominated   securities   issued  by   domestic   or   foreign
   corporations, foreign governments or supranational entities.

o  U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.

o  Mortgage pass-through  securities issued by governmental and non-governmental issuers.

o  Collateralized  mortgage  obligations  and real  estate  mortgage  investment conduits.

o  Obligations  issued  or  guaranteed,   or  backed  by  securities  issued  or
   guaranteed,   by  the   U.S.   government,   or  any  of  its   agencies   or
   instrumentalities,  including CATS,  TIGRs,  TRs and zero coupon  securities, which are  securities  consisting  of either the  principal  component or the interest component of a U.S. Treasury bond.

The following  policies are employed to attempt to reduce the risks  involved in investing in fixed income securities:

o  Assets are allocated among a diversified group of issuers.

o  Investments are primarily made in fixed income  securities that are rated, at the time of  purchase,  within  the top four  rating  categories  as rated by
   Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch,
   another  nationally  recognized  statistical  rating  organization,   or,  if
   unrated, determined by the Portfolio's Investment Adviser to be of comparable quality.

o  Average  portfolio  duration of 2.5 to 4.5 years is targeted by  investing in
   fixed  income   securities  with  short-  to  intermediate  term  MATURITIES.
   Generally,  rates of short-term  investments  fluctuate less than longer-term investments.

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MATURITY  measures  the time  remaining  until  an  issuer  must  repay a bond's principal in full.
--------------------------------------------------------------------------------

WRAPPER  AGREEMENTS -- The Fund enters into Wrapper  Agreements  with  insurance companies,  banks and other financial  institutions.  Unlike  traditional  fixed
income   portfolios,   the  Fund's  use  of  Wrapper  Agreements  should  offset
substantially  the price  fluctuations  typically  associated  with fixed income securities. In using Wrapper Agreements,  the Fund seeks to eliminate the effect of any gains or losses on the value per share.  Wrapper Agreements  obligate the
Wrapper  Provider  to  maintain  the  BOOK  VALUE  of the  Fund's  fixed  income securities  and  other  instruments  (the  "Covered  Assets"),  up to  specified amounts, under certain circumstances.

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BOOK  VALUE of the  Covered  Assets is  generally  their  purchase  price,  plus interest  accrued at the crediting  rate,  less any  adjustments for deposits or withdraws or for defaulted or impaired  securities  (as specified in the Wrapper
Agreements).
--------------------------------------------------------------------------------

In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value,  the Wrapper  Provider may become  obligated to pay the difference to the
Fund. On the other hand, if the Fund sells securities and the market value (plus accrued  interest) is more than the book value, the Fund may become obligated to pay the  difference  to the  Wrapper  Provider.  The  circumstances  under which payments  are made and the timing of  payments  between the Fund and the Wrapper
Provider vary. More than one Wrapper Provider  provides coverage with respect to the same securities and pays, when applicable,  based on the pro rata portion of the Fund's assets that it covers.

The Crediting Rate:

o  Is the anticipated  yield, or an index-based  approximation  thereof,  on the
   Covered Assets adjusted for  amortization of the difference  between the book value and the market value of the Covered Assets; and

o  Is a significant component of the Fund's yield.

The following  policies are employed to attempt to reduce the risks  involved in using Wrapper Agreements:

o  Wrapper  Agreements are entered into with multiple  providers,  each of which has received a HIGH QUALITY RATING from Moody's or Standard & Poor's.

o  The financial  well being of the issuers of the  securities in which the Fund invests  and the  Wrapper  Providers  of Wrapper  Agreements  to the Fund are
   monitored on a continuous basis.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

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A HIGH QUALITY RATING means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.
--------------------------------------------------------------------------------

SHORT-TERM  INVESTMENTS -- The Fund will also invest in short-term  investments, including money market mutual funds, to meet  shareholder  withdrawals and other liquidity  needs.  These  short-term  investments,  such as commercial paper and certificates of deposit,  will be rated, at the time of purchase,  in one of the top two  short-term  rating  categories by a nationally  recognized  statistical rating  organization,  or if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser.

DERIVATIVE  INSTRUMENTS -- The Fund may invest in various  instruments  commonly known as "derivatives" to increase its exposure to certain groups of securities.
The  derivatives  that the Fund may use include  futures  contracts,  options on futures contracts and forward contracts. These instruments are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing  interest rates,  securities  prices or currency exchange rates and for cash  management  purposes  as a  low  cost  method  of  gaining  exposure  to a particular securities market without investing directly in those securities. The
Fund may use derivatives to keep cash on hand to meet  shareholder  redemptions, as a hedging strategy to maintain a specific portfolio  duration,  or to protect against market risk. When employing the global asset  allocation  strategy,  the
Fund may use derivatives  for  leveraging,  which is a way to attempt to enhance returns.  We will only use these  securities  if we believe  that  their  return potential more than compensates for the extra risks associated with using them.

OTHER  INVESTMENTS  -- The Fund may also  invest in and  utilize  the  following investments  and  investment  techniques and  practices:  Rule 144A  securities, when-issued and delayed  delivery  securities,  repurchase  agreements,  reverse repurchase agreements,  to be announced securities ("TBA securities") and dollar rolls.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should  consider  investing  in the Fund if you are seeking  current  income higher than money market mutual funds over most time periods and to preserve the value of your  investment.  The Fund is offered as an  alternative to short-term bond  funds  and as a  comparable  investment  to  stable  value  or  guaranteed investment contract options offered in employee benefit plans.

The Fund offers  shares only to  individual  retirement  accounts  (IRAs) and to employees  investing through  participant-directed  employee benefit plans. IRAs include  traditional  IRAs, Roth IRAs,  Coverdell  Education  Savings  Accounts,
simplified  employee pension IRAs (SEP IRAs),  savings incentive match plans for employees (SIMPLE IRAs), and Keogh plans.

You  should  not  consider  investing  in the Fund if you seek  capital  growth.
Although it provides a convenient means of diversifying  short-term investments, the Fund by itself does not constitute a balanced investment program.

--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit  Insurance  Corporation or any other  government  agency.
Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

PAST PERFORMANCE

The chart and table below  provide some  indication of the risks of investing in the Fund by showing changes in the Funds' Class A share performance from year to year and by showing how the Fund's average annual returns have compared to those of a broad  measure  of  market  performance.  As with all  mutual  funds,  past performance is not a prediction of future results.

The bar chart does not reflect the sales  charges  applicable  to Class A shares which, if reflected, would lower the returns shown. Average annual total returns for the Fund's  Class A shares  include  deduction of the 3.5%  front-end  sales charge.  Class B shares include the appropriate  deferred sales charge, which is
5% in the first  year  declining  to 0% in the sixth  and later  years.  Class C shares  include the deferred  sales charge of 1% in the first year.  Fee waivers and/or  reimbursements  reduced Fund expenses and in the absence of such waivers and/or  reimbursements  the  performance  quoted  would be reduced.  Performance information does not include  deduction of the 2% redemption fee which may apply to certain redemptions.

Security Capital Preservation Fund - Class A

                    -----------------------------------------
                    HIGHEST AND LOWEST RETURNS
                    (QUARTERLY 2000-2002)
                    -----------------------------------------
                    HIGHEST QUARTER
                    Q2 ended June 30, 2000              1.69%

                    LOWEST QUARTER
                    Q4 ended December 31, 2002          1.01%
                    -----------------------------------------

                  [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                            2000      2001      2002
                            ----      ----      ----
                            6.60%     6.02%     4.51%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2002)
--------------------------------------------------------------------------------
                                                      1 YEAR     LIFE OF FUND(1)
Class A                                                0.88%         4.72%
Class B                                               -1.01%         4.50%
Class C                                                3.25%         5.48%
Lehman Brothers 1-3 Year
  Government/Credit Index(2)
  (reflects no deduction for fee expenses)             6.28%         6.86%(3)
--------------------------------------------------------------------------------
1  For the period  beginning  May 3, 1999 (date of  inception)  to December  31,
   2002.

2  Lehman Brothers 1-3 Year  Government/Credit  Index is an unmanaged index that tracks  investment  grade bonds  including US government  bonds and corporate bonds with maturities of between 1 and 3 years.

3  Index performance  information is only available to the Fund at the beginning of each month. The Lehman Brothers 1-3 Year  Government/  Credit Index is for
   the  period May 1, 1999 to  December  31,  2002.  Index  performance  assumes reinvestment of dividends and distributions.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

THIS TABLE  DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                  CLASS A            CLASS B            CLASS C
                                 SHARES(1)          SHARES(2)          SHARES(3)
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases
(as a percentage
of offering price)                 3.5%               None               None
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends            None               None               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                  5% during the first
(as a percentage of original       None        year, decreasing to        1%
purchase price or redemption                   0% in the sixth and
proceeds, whichever is lower)                  following years
--------------------------------------------------------------------------------
Maximum Redemption Fee(4)           2%                 2%                 2%
--------------------------------------------------------------------------------
1  Purchases of Class A shares in amounts of  $1,000,000 or more are not subject to an initial sales load;  however,  a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

2  Class B shares convert tax-free to Class A shares  automatically  after eight years.

3  A deferred  sales charge of 1% is imposed in the event of  redemption  within one year of purchase.

4  The redemption fee payable to the master  portfolio is designed  primarily to offset  those  expenses  which may be  incurred  by the master  portfolio  in connection with certain shareholder redemptions. Proceeds from the redemption fee will be used by the master  portfolio to offset the actual  portfolio and administrative  costs associated with such redemptions,  including custodian, transfer  agent,  settlement,  and account  processing  costs, as well as the adverse  impact  of  such  redemptions  on  the  premiums  paid  for  Wrapper
   Agreements and the yield on Wrapper  Agreements.  The redemption fee may also have the effect of  discouraging  redemptions by  shareholders  attempting to take advantage of short-term interest rate movements. The redemption fee does not apply to Qualified TSA, Qualified IRA or Qualified Plan Redemptions.  The
   amount  of,  and  method of  applying,  the  Redemption  Fee,  including  the operation of the Interest Rate Trigger, may be changed in the future.  Shares currently  offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
                                                                 TOTAL ANNUAL
              MANAGEMENT     DISTRIBUTION       OTHER           FUND OPERATING
                FEES(1)      (12B-1) FEES     EXPENSES(2)     EXPENSES (3, 4, 5)
--------------------------------------------------------------------------------
Class A         0.70%            0.25%           0.55%              1.50%
Class B         0.70%            0.75%           0.57%              2.02%
Class C         0.70%            0.50%           0.60%              1.80%
--------------------------------------------------------------------------------
1  The Fund does not directly pay a management fee. However,  the Portfolio pays a management fee to its investment adviser,  Deutsche Asset Management,  Inc.
   The Portfolio  will reduce its advisory fee to 0.10% of its average daily net assets with respect to assets  invested in the Scudder High Income Plus Fund, an affiliate of the  Portfolio.  The Portfolio will pay its pro rata share of the operating expenses,  including the investment advisory fee, of any mutual fund in which it invests.

2  "Other Expenses" include the annual premium paid for Wrapper Agreements.

3  Information  on the annual Fund operating  expenses  reflects the expenses of both the Fund and the Portfolio.

4  Security  Management  Company,  LLC ("SMC"),  the Fund's  Administrator,  has
   agreed that if the total  annual  expenses of the Fund,  excluding  interest, taxes, extraordinary expenses, brokerage fees and commissions, and Rule 12b-1 fees, but inclusive of its own fee, exceeds 1.50%, SMC will contribute to the
   Fund an amount  and/or  waive its fee as may be  necessary to insure that the total annual expenses do not exceed such amount.

5  Total  expenses  for Class A, B and C shares for the most recent  fiscal year
   were  less  than  the  amount  shown  above   because  of  a  fee  waiver  or
   reimbursement  of expenses by Deutsche  Asset  Management,  Inc. With the fee waiver and  reimbursement,  the Funds'  actual  total  annual fund  operating expenses  for the year ended  September  30, 2002,  were as follows:  Class A
   -1.37%,  Class B -1.89%,  and Class C -1.67%.  This is a voluntary fee waiver and may be discontinued at any time.
--------------------------------------------------------------------------------

EXAMPLE

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated.  The Example also assumes that your  investment  has a 5% return each year and that the  Fund's  operating  expenses  remain the same.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the  following  expenses if you redeemed your shares at the end of each period.

           ----------------------------------------------------------
                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
           ----------------------------------------------------------
           Class A         $497       $807       $1,140       $2,078
           Class B          705        934        1,288        2,214
           Class C          283        566          975        2,116
           ----------------------------------------------------------

You would pay the  following  expenses if you redeemed your shares at the end of each period and were assessed the 2% Redemption Fee.

           ----------------------------------------------------------
                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
           ----------------------------------------------------------
           Class A         $693      $1,017      $1,365       $2,346
           Class B          908       1,149       1,516        2,480
           Class C          486         782       1,205        2,386
           ----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

           ----------------------------------------------------------
                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
           ----------------------------------------------------------
           Class A         $497       $807       $1,140       $2,078
           Class B          205        634        1,088        2,214
           Class C          183        566          975        2,116
           ----------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF  DIRECTORS  -- The Fund's  shareholders,  voting in  proportion  to the number  of shares  each  owns,  elect a Board of  Directors,  and the  Directors supervise all of the Fund's activities on their behalf.

OTHER SERVICES -- The Fund's  administrator,  Security Management  Company,  LLC
("SMC" or the "Administrator") provides administrative services, fund accounting services  and  transfer  agency  services to the Fund.  Bankers  Trust  provides administrative  services--such as portfolio accounting, legal services and other services--for the Portfolio.

Pursuant to a separate Management Services Agreement,  SMC also performs certain other services on behalf of the Fund. Under this Agreement,  SMC provides, among other things,  feeder fund  management and  administrative  services to the Fund which include:

o  monitoring the performance of the Portfolio;

o  coordinating the Fund's relationship with the Portfolio;

o  communicating  with the Fund's Board of Directors and shareholders  regarding the  Portfolio's  performance  and the  Fund's  two  tier  structure,  and in general;

o  assisting  the  Board  of  Directors  of  the  Fund  in  all  aspects  of the administration and operation of the Fund.

For these  services,  the Fund pays SMC a fee at the annual rate of 0.20% of its average daily net assets, calculated daily and payable monthly.

For providing certain shareholder  services to the Fund, SMC receives from DeAM,
Inc.  a fee  which is equal on an  annual  basis to 0.20% of the  aggregate  net assets of the Fund invested in the  Portfolio.  The fee is not an expense of the
Fund or the Portfolio.

SUB-ADVISER  AUTHORIZATION  -- Although the Fund has not currently  retained the services of an investment  adviser or  sub-adviser,  it may do so in the future.
Accordingly,  SMC and the  Fund  have  received  from the  U.S.  Securities  and
Exchange Commission an exemptive order for a multi-manager structure that allows
SMC  to  hire,  replace  or  terminate  sub-advisers  without  the  approval  of shareholders.  The order also allows SMC to revise a sub-advisory agreement with the approval of the Board of Directors,  but without shareholder  approval. If a new sub-adviser is hired,  shareholders  will receive  information about the new sub-advisor  within 90 days of the change.  The order allows the Fund to operate more efficiently and with greater  flexibility.  Should the Fund use the service of a sub-adviser  in the future,  SMC would  anticipate  providing the following oversight and evaluation services to the Fund:

o  performing initial due diligence on prospective sub-advisers for the Fund

o  monitoring the performance of the sub-adviser(s)

o  communicating performance expectations to the sub-adviser(s)

o  ultimately  recommending  to the Board of Directors  whether a  sub-adviser's contract should be renewed, modified or terminated.

SMC does not expect it would recommend frequent changes of sub-advisers.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT  ADVISER -- Under the  supervision  of the Board of  Trustees  of the
Portfolio, Deutsche Asset Management, Inc. (DeAM, Inc.) with headquarters at 280
Park Avenue, New York, New York 10017, acts as the Master Portfolio's Investment
Adviser.  As Investment  Adviser,  DeAM, Inc. makes the  Portfolio's  investment decisions.  It buys and sells  securities  for the  Portfolio  and  conducts the research  that leads to the  purchase  and sale  decisions.  For its services as investment  adviser,  DeAM,  Inc.  receives  a fee of 0.70%  of the  Portfolio's average  daily  net  assets  with  respect  to its  assets  not  invested  in an affiliated  mutual fund.  DeAM, Inc.  receives a fee of 0.10% of the Portfolio's average  daily net assets with respect to those  assets  invested in the Scudder
High Income Plus Fund, an affiliate of the Portfolio.

DeAM, Inc.  provides a full range of investment  advisory services to retail and institutional  clients,  and as of  September  30,  2002  had  total  assets  of approximately $85 billion under management.

DeAM,  Inc.  is an indirect  wholly-owned  subsidiary  of  Deutsche  Bank AG, an international  commercial  and investment  banking group.  Deutsche Bank AG is a major global  banking  institution  that is engaged in a wide range of financial services,  including  investment  management,  mutual fund, retail,  private and commercial banking, investment banking and insurance.

PORTFOLIO MANAGERS -- ERIC KIRSCH,  Managing Director of the Investment Adviser,
has managed the Fixed Income  Securities of the Portfolio since its inception in
December  1998.  Mr.  Kirsch  joined the  Investment  Adviser  in 1980.  He is a
Chartered   Financial  Analyst   charterholder   with  21  years  of  investment
experience.

SEAN P. MCCAFFREY, Managing Director of the Investment Adviser, is head of DeAM,
Inc. Yew York Fixed Income Enhanced  Strategies and Mutual Funds.  Mr. McCaffrey
joined the  Investment  Adviser in 1996.  He is a  Chartered  Financial  Analyst
charterholder.

ROBERT  WANG,  Director  of the  Investment  Adviser,  is  responsible  for  the
portfolio  management   activities  of  global  and  tactical  asset  allocation
portfolios. Mr. Wang joined the Investment Adviser in 1995.

JOHN D. AXTELL, JR., Managing Director of the Investment Adviser, is responsible for the portfolio  management  and trading  activities  relating to Stable Value
Investments for client  portfolios.  Mr. Axtell joined the Investment Adviser in
1990.

ORGANIZATIONAL STRUCTURE

The  Fund is a  "feeder  fund"  that  invests  all of its  assets  in a  "master portfolio,"  the  PreservationPlus  Income  Portfolio.  The Fund and the  master portfolio have the same investment objective. The master portfolio is advised by
DeAM, Inc.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's  expenses in proportion to their assets. Each feeder can  set  its  own  transaction  minimums,  fund-specific  expenses,  and  other conditions.  This arrangement allows the Fund's Directors to withdraw the Fund's
assets  from  the  master   portfolio  if  they  believe  doing  so  is  in  the
shareholders' best interests.  If the Directors withdraw the Fund's assets, they would then  consider  whether the Fund should hire its own  investment  adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price is calculated  daily (also known as the "net asset value"
or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular  trading on the New York Stock  Exchange  ("NYSE") every day the Exchange is open for business.  The formula for  calculating  the Fund's net asset values by class calls for  deducting  all of the  liabilities  of each class from the total of its assets (the market value of the securities plus cash reserves)  and dividing the result by the number of  outstanding  shares of that class.  The Fund values its  securities  at their  stated  market value if price quotations  are readily  available and  reliable.  When price  quotations  for a particular  security  are not readily  available  or may be  unreliable,  a Fund determines its value by the method it believes most accurately reflects its fair value  under  procedures  adopted  in  good  faith  by  and  under  the  general supervision  of the  Board of  Trustees.  In such  case,  a Fund's  value  for a security is likely to be different from the last quoted market price.

Prices for securities that trade on foreign  exchanges can change  significantly on days when the New York  Stock  Exchange  is closed and you cannot buy or sell
Fund shares.  Then prices changes may ultimately affect the price of Fund shares the next time a Fund calculates its NAV.

The NYSE is open every week,  Monday through  Friday,  except when the following holidays are celebrated:  New Year's Day, Martin Luther King, Jr. Day (the third
Monday in January), Presidents' Day (the third Monday in February), Good Friday,
Memorial Day (the last Monday in May),  Independence  Day,  Labor Day (the first
Monday in  September),  Thanksgiving  Day (the fourth  Thursday in November) and
Christmas Day.

The securities in the Portfolio are valued at their stated market value if price quotations  are  available  and,  if not,  by the  method  that most  accurately reflects their fair value under procedures  adopted by the Portfolio's  Board of
Trustees.

According to the  procedures  adopted by the Board of Trustees of the Portfolio, the fair value of the Wrapper  Agreements  generally  will equal the  difference between  the book value and the market  value  (plus  accrued  interest)  of the
Portfolio's  assets.  In  determining  fair value,  the Board will  consider the creditworthiness  and ability of a Wrapper Provider to pay amounts due under the
Wrapper Agreements.

BUYING SHARES

Shares  of the Fund are  available  through  broker/dealers,  banks,  and  other financial  intermediaries  that have an agreement  with the Fund's  Distributor,
Security Distributors,  Inc. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. Fund shares  purchased directly from the Fund are not assessed such  additional  charges but may have a front-end sales charge as noted under "Class A shares."

There are three different ways to buy shares of the Fund--Class A shares,  Class
B shares or Class C shares.  The  different  classes of a Fund differ  primarily with  respect to the sales  charges  and Rule 12b-1  distribution  fees for each class. The minimum initial  investment is $100.  Subsequent  investments must be
$100 (or $20 under an Accumulation  Plan). The Fund reserves the right to reject any order to purchase shares.

CLASS A SHARES -- Class A shares are  subject  to a sales  charge at the time of purchase.  An order for Class A shares  will be priced at the  Fund's  net asset value per share (NAV), plus the sales charge,  set forth in the following table.
The NAV,  plus the sales  charge is the  "offering  price."  The  Fund's  NAV is generally calculated as of the close of trading on each day the NYSE is open. An order for Class A shares is priced at the NAV next calculated after the order is accepted by the Fund, plus the sales charge.

--------------------------------------------------------------------------------
                                                     SALES CHARGE
                                    --------------------------------------------
                                      APPLICABLE     PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                  PERCENTAGE OF      NET AMOUNT    REALLOWABLE
AT OFFERING PRICE                   OFFERING PRICE      INVESTED     TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000                       3.5%            3.63%          3.0%
$100,000 but less than $500,000          2.5%            2.56%          2.0%
$500,000 but less than $1,000,000        1.5%            1.52%          1.0%
$1,000,000 and over                      None             None       (See below)
--------------------------------------------------------------------------------

The  Distributor  will pay a commission to dealers on purchases of $1,000,000 or more as  follows:  0.50%  on  sales  up to  $5,000,000,  plus  0.25% on sales of
$5,000,000 or more up to $10,000,000,  and 0.10% on any amount of $10,000,000 or more.

Please see  Appendix A for options  that are  available  for  reducing the sales charge applicable to purchases of Class A shares.

CLASS A DISTRIBUTION  PLAN -- The Fund has adopted a Class A  Distribution  Plan that allows the Fund to pay  distribution  fees to the Fund's  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class A shares and services to  shareholders.  The distribution fee is equal to 0.25% of the  average  daily  net  assets  of the  Fund's  Class A  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

CLASS B SHARES -- Class B shares are not  subject to a sales  charge at the time of  purchase.  An order for Class B shares will be priced at the Fund's NAV next calculated  after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open.

Class B shares are subject to a deferred sales charge if redeemed within 5 years from the date of purchase.  The deferred sales charge is a percentage of the NAV of the shares at the time they are  redeemed  or the  original  purchase  price, whichever is less.  Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred  sales charge is based upon the number of years since the shares were purchased, as follows:

                        --------------------------------
                        NUMBER OF YEARS       DEFERRED
                        SINCE PURCHASE      SALES CHARGE
                        --------------------------------
                              1                  5%
                              2                  4%
                              3                  3%
                              4                  3%
                              5                  2%
                          6 and more             0%
                        --------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of Deferred Sales Charge."

CLASS B DISTRIBUTION  PLAN -- The Fund has adopted a Class B  Distribution  Plan that  allows  the  Fund  to  pay  distribution  fees  to  the  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class B shares and services to  shareholders.  The distribution fee is equal to 0.75% of the  average  daily  net  assets  of the  Fund's  Class B  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase.  This is advantageous to such  shareholders  because Class A shares are subject to a lower  distribution  fee than Class B shares. A pro rata amount of Class B shares  purchased  through the  reinvestment  of  dividends  or other distributions is also converted to Class A shares each time the shares purchased directly are converted.

CLASS C SHARES -- Class C shares are not  subject to a sales  charge at the time of  purchase.  An order for Class C shares will be priced at the Fund's NAV next calculated  after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open.

Class C shares  are  subject  to a deferred  sales  charge of 1.00% if  redeemed within  one year  from the date of  purchase.  The  deferred  sales  charge is a percentage  of the NAV of the  shares  at the  time  they  are  redeemed  or the original  purchase price,  whichever is less. Shares that are not subject to the deferred sales charge are redeemed first.  Then, shares held the longest will be the first to be redeemed.  The Distributor  will waive the deferred sales charge under certain circumstances. See "Waiver of Deferred Sales Charge."

CLASS C DISTRIBUTION  PLAN -- The Fund has adopted a Class C  Distribution  Plan that  allows  the  Fund  to  pay  distribution  fees  to  the  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class C shares and services to  shareholders.  The distribution fee is equal to 0.50% of the  average  daily  net  assets  of the  Fund's  Class C  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

WAIVER OF DEFERRED SALES CHARGE -- The Distributor will waive the deferred sales charge under the following circumstances:

o  Upon the death of the  shareholder if shares are redeemed  within one year of the shareholder's death

o  Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder  becoming disabled and the shareholder was not disabled when the shares were purchased

o  In connection  with required  minimum  distributions  from a retirement  plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue
   Code

o  In connection  with  distributions  from  retirement  plans  qualified  under
   Section 401(a) or 401(k) of the Internal Revenue Code for:

   -  returns of excess contributions to the plan

   -  retirement of a participant in the plan

   -  a loan  from the plan  (loan  repayments  are  treated  as new  sales  for purposes of the deferred sales charge)

o  Upon the financial  hardship (as defined in regulations  under the Code) of a participant in a plan

o  Upon termination of employment of a participant in a plan

o  Upon any other permissible withdrawal under the terms of the plan

CONFIRMATIONS AND STATEMENTS -- The Fund will send you a confirmation  statement after every  transaction  that  affects your  account  balance or  registration.
However,  certain  automatic  transactions may be confirmed on a quarterly basis including systematic withdrawals,  automatic purchases and reinvested dividends.
Each shareholder will receive a quarterly  statement  setting forth a summary of the transactions that occurred during the preceding quarter.

SELLING SHARES

Selling your shares of the Fund is called a "redemption,"  because the Fund buys back its  shares.  A  shareholder  may sell  shares at any time.  Shares will be redeemed  at the NAV next  determined  after the order is accepted by the Fund's transfer  agent,  less  any  applicable  (i)  deferred  sales  charge  and  (ii)
redemption  fee.  The  Fund's  NAV is  generally  calculated  as of the close of trading on each day the NYSE is open. Any share  certificates  representing Fund shares being sold must be returned with a request to sell the shares.  The value of your shares at the time of redemption may be more or less than their original cost.  The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities selected in the sole discretion of the
Fund. The redemption-in-kind will not include Wrapper Agreements.

When redeeming  recently purchased shares, if the Fund has not collected payment for the  shares,  it may  delay  sending  the  proceeds  until it has  collected payment, which may take up to 15 days.

When the Interest Rate Trigger is active, redemptions that are not Qualified TSA
Redemptions,  Qualified  IRA  Redemptions  or  Qualified  Plan  Redemptions,  as
described in the following sections,  will be subject to a 2% redemption fee. It is therefore  important to consult with your  professional tax advisor regarding the terms, conditions and tax consequences of such withdrawals.

To sell your shares, send a letter of instruction that includes:

o  The name and signature of the account owner(s)

o  The name of the Fund

o  The reason you are selling your shares

o  The dollar amount or number of shares to sell

o  Where to send the proceeds

o  A signature guarantee if

   -  The check will be mailed to a payee or address  different than that of the account owner, or

   -  The sale of shares is more than $25,000.

--------------------------------------------------------------------------------
A SIGNATURE  GUARANTEE  helps protect  against  fraud.  Banks,  brokers,  credit unions, national securities exchanges and savings associations provide signature guarantees.  A notary public is not an eligible signature  guarantor.  For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

                        Security Management Company, LLC
                        P.O. Box 750525
                        Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

o  INDIVIDUAL  OR JOINT  TENANTS:  Written  instructions  must be  signed  by an individual  shareholder,  or in  the  case  of  joint  accounts,  all  of the shareholders, exactly as the name(s) appears on the account.

o  UGMA OR UTMA:  Written  instructions  must be signed by the  custodian  as it appears on the account.

o  SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

o  CORPORATION  OR  ASSOCIATION:  Written  instructions  must be  signed  by the person(s)  authorized  to act on the account.  A certified  resolution  dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Fund.

o  TRUST: Written instructions must be signed by the trustee(s).  If the name of
   the  current   trustee(s)  does  not  appear  on  the  account,  a  certified certificate of incumbency dated within 60 days must also be submitted.

o  RETIREMENT: Written instructions must be signed by the account owner.

INTEREST RATE TRIGGER -- Qualified TSA  Redemptions,  Qualified IRA  Redemptions
and Qualified  Plan  Redemptions  are not subject to the  redemption  fee at any time. All other  redemptions are subject to the redemption fee, in the amount of
2%, on the proceeds of such  redemptions  of shares by  shareholders  on any day that the  "Interest  Rate  Trigger" (as  described  below) is "active,"  and not subject to those charges on days that the Interest  Rate Trigger is  "inactive."
The Interest Rate Trigger is active on any day when,  as of the  preceding  day, the "Reference  Index Yield" exceeds the sum of the "Annual  Effective Yield" of the  PreservationPlus  Income Portfolio  ("Portfolio") plus 1.55%. The Reference
Index Yield on any  determination  date is the previous  day's closing "Yield to
Worst" on the Lehman Brothers  Intermediate  Treasury Bond Index®. The status of the Interest  Rate Trigger will either be "active" or "inactive" on any day, and shall be determined on every day that a NAV is calculated for the Fund. Once the
Interest Rate Trigger is active, it remains active every day until the Reference
Index Yield is less than the sum of the Annual  Effective Yield of the Portfolio plus 1.30%,  at which time the  Interest  Rate Trigger  becomes  inactive on the following day and remains  inactive every day thereafter until it becomes active again.  An  example  of when  and how  the  redemption  fee  will  apply  to the redemption of shares follows.

--------------------------------------------------------------------------------
The Annual  Effective  Yield of the Portfolio is intended to represent one day's investment income expressed as an annualized yield and compounded annually.  The
Annual  Effective  Yield of the Portfolio shall be expressed as a percentage and calculated on each  business day as follows  based on the dividend  declared for the previous day:

          [1 + (Previous Day's Dividend Factor/NAV Per Shares)^365] - 1

Please note that the Annual  Effective  Yield of the Fund will be lower than the annual  effective yield of the Portfolio  because the  Portfolio's  expenses are lower than the Fund's.
--------------------------------------------------------------------------------

A shareholder  is  considering  submitting a request for a redemption of Class A shares  other than a Qualified  TSA  Redemption,  Qualified  IRA  Redemption  or
Qualified Plan Redemption to the Fund on March 2 in the amount of $5,000. Assume that the  Reference  Index Yield is 8.65% as of the close of business on March 1 and the Annual  Effective  Yield of the Portfolio is 6.20% as of that date.  The
Annual  Effective Yield of the Portfolio plus 1.55% equals 7.75%.  Since this is less than the  Reference  Index Yield of 8.65%,  the  Interest  Rate  Trigger is
active. Thus, the net redemption proceeds to the Shareholder will be $4,900. The redemption fee will continue to apply to all redemptions which are not Qualified
TSA Redemptions,  Qualified IRA Redemptions or Qualified Plan Redemptions  until the day  after the  Reference  Index  Yield is less  than the sum of the  Annual
Effective Yield of the Portfolio plus 1.30%. (Please note that this example does
not  take  into   consideration  an  individual   Shareholder's  tax  issues  or
consequences including without limitation any withholding taxes that may apply.)

The amount of,  and  method of  applying,  the  Redemption  Fee,  including  the operation of the Interest  Rate  Trigger,  may be changed in the future.  Shares currently  offered in this prospectus would be subject to the new combination of
Redemption Fee and Interest Rate Trigger.

Shareholders can obtain information  regarding when the Interest Rate Trigger is active, as well as the Annual Effective Yield of the Portfolio and the Reference
Index Yield by calling 1-800-888-2461.

QUALIFIED TSA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified TSA
Redemption."  In general,  amounts  distributed to a taxpayer from a TSA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific  exception under the tax code, are also subject to an early  withdrawal penalty tax. A "Qualified TSA Redemption" is:

o  a  redemption  made by an owner of a TSA  account  that is not subject to the early withdrawal  penalty tax, provided  however,  that a rollover from a TSA account to an IRA account, or a direct  trustee-to-trustee  transfer of a TSA account is not a Qualified TSA Redemption unless the owner of the TSA account or IRA account  continues  the  investment of the  transferred  amount in the
   Fund;

o  a transfer to another investment option that is not a competing fund* in your
   TSA account if:

   -  your TSA account does not allow transfers to competing funds or

   -  your TSA account requires  transfers  between the Fund and a non-competing fund to remain in the  non-competing  fund for a period of at least  three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration  of three  years or  less,  or any  investment  option  that  seeks to maintain a stable value per unit or share, including money market funds.

All other  redemptions of shares will be subject to the 2% redemption fee if the
Interest Rate Trigger is active. Specifically,  if your account allows transfers to competing  funds or if it does not require  transfers  between the Fund and a non-competing  fund to remain in the non-competing fund for a period of at least three months before  transfer to a competing fund, all transfers will be subject to a redemption fee if the Interest Rate Trigger is active.

Owners of TSA accounts  requesting a redemption  of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early  withdrawal  penalty  tax and to identify  the  specific exception upon which he or she intends to rely. The information  relating to the early  withdrawal  penalty  tax will form the basis  for  determining  whether a redemption is a Qualified TSA Redemption.  The Fund or the Fund's  Administrator
may require  additional  evidence,  such as the  opinion of a  certified  public accountant or tax attorney,  that any particular  redemption will not be subject to early  withdrawal  penalty tax. With respect to a transfer,  the owner may be required to provide evidence that the transfer is not to a competing fund.

QUALIFIED IRA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified IRA
Redemption." In general,  amounts  distributed to a taxpayer from an IRA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific  exception under the tax code, are also subject to an early  withdrawal penalty tax. A "Qualified IRA Redemption" is a redemption made by an owner of an
IRA account that is not subject to the early  withdrawal  penalty tax,  provided however, that an IRA rollover, or a direct trustee-to-trustee transfer of an IRA is not a Qualified IRA Redemption  unless the owner of the IRA account continues the investment of the transferred amount in the Fund.

Owners of IRA accounts  requesting a redemption  of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early  withdrawal  penalty  tax and to identify  the  specific exception upon which he or she intends to rely. This  information  will form the basis for determining  whether a redemption is a Qualified IRA  Redemption.  The
Fund or the Fund's  Administrator may require additional  evidence,  such as the opinion of a certified  public  accountant or tax attorney,  that any particular redemption will not be subject to early withdrawal penalty tax.

QUALIFIED PLAN  REDEMPTIONS -- Your plan  administrator  should be contacted for information  on how to redeem  shares.  There will be no redemption fee assessed for "Qualified Plan Redemptions," which are:

o  Redemptions   resulting  from  the  plan  participant's  death,   disability,
   retirement or termination of employment;

o  Redemptions  to  fund  loans  to,  or "in  service"  withdrawals  by,  a plan participant; and

o  Transfers to other plan investment options that are not competing funds* if:

   -  your plan does not allow transfers to competing funds or

   -  your plan requires  transfers between the Fund and a non-competing fund to remain in the  non-competing  fund for a period of at least  three  months before transfer to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration  of three  years or  less,  or any  investment  option  that  seeks to maintain a stable value per unit or share, including money market funds.

All other  redemptions of shares will be subject to the 2% redemption fee if the
Interest Rate Trigger is active. Specifically,  if your plan allows transfers to competing  funds  or if it does not  require  transfers  between  the Fund and a non-competing  fund to remain in the non-competing fund for a period of at least three months before  transfer to a competing fund, all transfers will be subject to a redemption fee if the Interest Rate Trigger is active.

The Fund  reserves  the  right to  require  written  verification  of  whether a redemption  request is for a Qualified Plan  Redemption in accordance  with plan provisions  and  to  establish  the  authenticity  of  this  information  before processing a redemption request.

PAYMENT OF  REDEMPTION  PROCEEDS -- The Fund may suspend the right of redemption during any period when  trading on the NYSE is  restricted  or such  Exchange is closed for a reason other than a weekend or holiday,  or any emergency is deemed to exist by the U.S. Securities and Exchange Commission.

BY CHECK.  Redemption  proceeds will be sent to the  shareholder(s) of record at the address on our records  generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption  proceeds,  the
Administrator  will  provide  a  certified  or  cashier's  check,  or  send  the redemption proceeds by express mail, upon the shareholder's  request or send the proceeds by wire  transfer to the  shareholder's  bank  account  upon receipt of appropriate wire transfer instructions.  In addition, redemption proceeds can be sent by electronic funds transfer,  free of charge,  to the  shareholder's  bank account.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares  dividends from its net income daily and pays the dividends on a monthly basis.

The Fund  reserves  the right to include in the daily  dividend  any  short-term capital gains on securities that it sells.  Also, the Fund will normally declare and pay annually any long-term  capital gains as well as any short-term  capital gains that it did not distribute during the year.

On occasion,  the dividends the Fund  distributes may differ from the income the
Fund  earns.   When  the  Fund's  income  exceeds  the  amount   distributed  to
shareholders,  the Fund may make an additional distribution.  When an additional distribution  is  necessary,  the Board of Directors may declare a REVERSE STOCK
SPLIT to occur at the same time the additional  distribution is made. Making the additional  distribution  simultaneously  with  the  reverse  stock  split  will minimize fluctuations in the net asset value of the Fund's shares.

All dividends and capital gains, if any, will automatically be reinvested unless you notify the Fund otherwise.

--------------------------------------------------------------------------------
A  REVERSE  STOCK  SPLIT  reduces  the  number  of  total  shares  the  Fund has outstanding.  The market  value of the  shares  will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes.  You and other  shareholders  pay taxes on the income or capital gains from the Fund's holdings.

For TSA  owners,  IRA  owners  and Plan  participants  utilizing  the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation,  but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing  Plans are complex and subject to change,  it is recommended  that you consult your Plan  administrator,  your plan's Summary Plan Description,  and/or your tax advisor about the tax  consequences of your  participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER SERVICES

ACCUMULATION  PLAN -- An  investor  may  choose to invest in the Fund  through a voluntary  Accumulation  Plan.  This  allows for an initial  investment  of $100 minimum and subsequent  investments of $20 minimum at any time. An  Accumulation
Plan involves no obligation to make periodic  investments,  and is terminable at will.

Payments are made by sending a check to the  Distributor who (acting as an agent for the dealer) will purchase whole and fractional  shares of the Fund as of the close of business  on such day as the payment is  received.  The  investor  will receive a confirmation and statement after each investment.

Investors may also choose to use an Automatic  Investment  Plan  (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use an Automatic Investment Plan. Withdrawals from your bank account may occur up to
3  business  days  before  the  date  scheduled  to  purchase  Fund  shares.  An application for an Automatic Investment Plan may be obtained from the Fund.

SYSTEMATIC  WITHDRAWAL  PROGRAM  --  Shareholders  who wish to  receive  regular monthly,  bi-monthly,  quarterly,  semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a  specified  percentage  of the initial or current  account  value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current  aggregate net asset value of $5,000 or more are deposited with the  Administrator,  which will act as agent for the shareholder  under the
Program. Shares are liquidated at net asset value less any applicable Redemption
Fee.  The Program may be  terminated  on written  notice,  or it will  terminate automatically if all shares are liquidated or redeemed from the account.

A  shareholder  may  establish a Systematic  Withdrawal  Program with respect to
Class B or Class C shares without the  imposition of any  applicable  contingent deferred  sales charge,  provided that such  withdrawals  do not in any 12-month period,  beginning  on the date the  Program is  established,  exceed 10% of the value  of the  account  on  that  date  ("Free  Systematic  Withdrawals").  Free
Systematic  Withdrawals are not available if a Program  established with respect to Class B or Class C shares  provides for  withdrawals  in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program  would be subject to any  applicable  contingent  deferred  sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that  are not  subject  to the  contingent  deferred  sales  charge  and then by redeeming  shares  held  the  longest.  The  contingent  deferred  sales  charge applicable  to a redemption  of Class B or Class C shares  requested  while Free
Systematic  Withdrawals  are being made will be  calculated  as described  under
"Class B Shares," or "Class C Shares," as  applicable.  A Systematic  Withdrawal form may be obtained from the Fund.

EXCHANGE PRIVILEGE -- Shareholders who own shares of the Fund may exchange those shares for shares of the  Diversified  Income or High Yield  series of  Security
Income Fund® or for shares of other mutual funds  distributed by the Distributor
(the "Security Funds"). An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund.  In general,  the same policies that apply to purchases and sales apply to exchanges, including the Fund's right to reject any order to purchase shares.

Shareholders,  except those who have purchased  through the following  custodial accounts of the  Administrator,  403(b)(7)  accounts,  SEP  accounts  and SIMPLE
Plans,  may also  exchange  their  shares  for  shares of  Security  Cash  Fund.
Exchanges may be made,  only in those states where shares of the fund into which an exchange is to be made are  qualified  for sale.  No service fee is presently imposed on such an exchange. Class A, Class B and Class C shares of the Fund may be  exchanged  for  Class  A,  Class  B and,  if  applicable,  Class  C  shares, respectively,  of another  Security Fund. A Redemption Fee may be assessed on an exchange from the Fund to another  Security Fund if the Interest Rate Trigger is active. Any applicable  contingent deferred sales charge will be calculated from the date of the initial purchase.

The terms of an  employee-sponsored  retirement  plan may affect a shareholder's right to  exchange  shares as  described  above.  Contact  your plan  sponsor or administrator  to determine if all of the exchange  options  discussed above are available under your plan.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an  exchange  occurring  within  ninety  days after the  exchanged  shares  were acquired.

Exchanges are made upon receipt of a properly completed  Exchange  Authorization form.  This  privilege  may  be  changed  or  discontinued  at any  time  at the discretion of the management of the Fund upon 60 days' notice to shareholders. A current  prospectus  of the Security Fund into which an exchange is made will be given to each shareholder exercising this privilege.

Because excessive  trading by a shareholder can hurt the Fund's  performance and its other  shareholders,  the Fund  reserves  the  right to limit the  amount or number of  exchanges or reject any  exchange if (1) the Fund  believes  that the
Fund would be harmed or unable to invest  effectively,  or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

DOLLAR COST AVERAGING.  Only for shareholders of a TSA account  sponsored by the
Administrator and opened on or after June 5, 2000, a special exchange  privilege is available. This privilege allows such shareholders to make periodic exchanges of shares  from the Fund  (held in  non-certificate  form) to one or more of the funds available under the exchange  privilege as described above.  Such periodic exchanges in which  securities  are purchased at regular  intervals are known as
"dollar cost averaging." With dollar cost averaging,  the cost of the securities gets  averaged over time and possibly over various  market  cycles.  Dollar cost averaging does not guarantee profits,  nor does it assure that you will not have losses.

You may obtain a Dollar Cost Averaging Request form from the Administrator.  You must designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares.  The  Administrator  will exchange  shares  as  requested  on the first  business  day of the  month.  The
Administrator  will  make  exchanges  until  your  account  value in the Fund is depleted  or until you  instruct  the  Administrator  to  terminate  dollar cost averaging. You may instruct the Administrator to terminate dollar cost averaging at any time by written request.

ASSET  REBALANCING.  Only for  shareholders  of a TSA account  sponsored  by the
Administrator and opened on or after June 5, 2000, a special exchange  privilege is available that allows  participants to  automatically  exchange shares of the funds on a quarterly basis to maintain a particular  percentage allocation among the funds.  The  available  funds are those  discussed  above under the exchange privilege and shares of such funds must be held in  non-certificate  form.  Your account  value  allocated  to a fund will grow or decline in value at  different rates during the  selected  period,  and asset  rebalancing  will  automatically reallocate  your account  value in the funds to the  allocation  you select on a quarterly basis.

You may obtain an Asset  Rebalancing  Request form from the  Administrator.  You must  designate on the form the  applicable  funds and the percentage of account value to be maintained in each fund. Thereafter, the Administrator will exchange shares of the funds to maintain  that  allocation  on the first  business day of each calendar  quarter.  You may instruct the  Administrator  to terminate asset rebalancing at any time by written request.

RETIREMENT  PLANS -- The Fund has available  tax-qualified  retirement plans for individuals,  prototype plans for the self-employed,  pension and profit sharing plans for  corporations  and  custodial  accounts for employees of public school systems and  organizations  meeting the requirements of Section 501(c)(3) of the
Internal Revenue Code. Further  information  concerning these plans is contained in the Fund's Statement of Additional Information.

GENERAL INFORMATION

SHAREHOLDER  INQUIRIES  --  Shareholders  who have  questions  concerning  their account or wish to obtain  additional  information,  may call the Fund (see back cover for address and telephone numbers), or contact their securities dealer.

FINANCIAL HIGHLIGHTS

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance for its Class A shares, Class B shares and Class C shares during  the  period  since  commencement  of the  Fund or share  class.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  assuming  reinvestment  of all dividends and distributions.  This  information  has been audited by Ernst & Young LLP,  whose report,  along with the Fund's financial  statements,  is included in the annual report which is available upon request.

--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND
--------------------------------------------------------------------------------
                                             FISCAL YEAR ENDED SEPTEMBER 30
                                        ----------------------------------------
                                          2002       2001       2000     1999(a)
                                          ----       ----       ----     -------
CLASS A - PER SHARE DATA
Net asset value beginning of period..    $10.00     $10.00     $10.00    $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income................      0.48       0.60       0.65      0.22

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income................     (0.48)     (0.60)     (0.65)    (0.22)
                                          -----      -----      -----     -----
NET ASSET VALUE END OF PERIOD........    $10.00     $10.00     $10.00    $10.00
                                          =====      =====      =====     =====
TOTAL INVESTMENT RETURN(B)...........      4.94%      6.15%      6.65%     2.24%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).   $361,411   $208,117   $198,235   $25,261
Ratio of net investment
 income to average net assets........      4.72%      6.00%      6.51%     6.16%
Ratio of expenses to
 average net assets(c)...............      1.37%      1.20%      1.00%     1.26%
Ratio of expenses to average
 net assets before waivers(c)........      1.50%      1.61%      1.64%     2.18%
--------------------------------------------------------------------------------
CLASS B - PER SHARE DATA
Net asset value beginning of period..    $10.00     $10.00     $10.00    $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income................      0.43       0.55       0.60      0.20

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income................     (0.43)     (0.55)     (0.60)    (0.20)
                                          -----      -----      -----     -----
NET ASSET VALUE END OF PERIOD........    $10.00     $10.00     $10.00    $10.00
                                          =====      =====      =====     =====
TOTAL INVESTMENT RETURN(B)...........      4.42%      5.68%      6.12%     2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).    $20,677     $3,033       $790      $324
Ratio of net investment
 income to average net assets........      4.07%      5.44%      6.01%     5.27%
Ratio of expenses to
 average net assets(c)...............      1.89%      1.63%      1.50%     1.89%
Ratio of expenses to average
 net assets before waivers(c)........      2.02%      2.04%      2.14%     2.81%
--------------------------------------------------------------------------------
CLASS C - PER SHARE DATA
Net asset value beginning of period..    $10.00     $10.00     $10.00    $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income................      0.46       0.58       0.62      0.21

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income................     (0.46)     (0.58)     (0.62)    (0.21)
                                          -----      -----      -----     -----
NET ASSET VALUE END OF PERIOD........    $10.00     $10.00     $10.00    $10.00
                                          =====      =====      =====     =====
TOTAL INVESTMENT RETURN(B)...........      4.68%      5.93%      6.39%     2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).    $55,723     $5,762     $1,697      $194
Ratio of net investment
 income to average net assets........      4.32%      5.72%      6.26%     5.51%
Ratio of expenses to
 average net assets(c)...............      1.67%      1.41%      1.25%     1.64%
Ratio of expenses to average
 net assets before waivers(c)........      1.80%      1.82%      1.89%     2.56%
--------------------------------------------------------------------------------

(a)   Security Capital  Preservation Fund Class A, B and C shares were initially capitalized  on May 3,  1999,  with a net  asset  value of $10 per  share.
      Amounts  presented  are for the period May 3, 1999 through  September  30,
      1999. Percentage amounts, except for total return, have been annualized.

(b)   Total return  information does not reflect  deduction of any sales charges imposed at the time of purchase for Class A shares or upon  redemption for
      Class B and Class C shares.  Total  returns  for the Fund  assume  that an investor did not pay a redemption fee at the end of the periods shown.

(c)   Ratio  of  expenses  to  average  net  assets  includes  expenses  of  the
      PreservationPlus Income Portfolio.

APPENDIX A

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or  organizations  purchasing Class A shares of the Fund alone or in combination with Class A shares of other Security Funds.

For purposes of qualifying  for reduced sales charges on purchases made pursuant to Rights of  Accumulation  or a Statement of  Intention,  the term  "Purchaser"
includes the following  persons:  an individual,  his or her spouse and children under the age of 21; a trustee or other  fiduciary  of a single  trust estate or single fiduciary account  established for their benefit;  an organization exempt from federal income tax under Section  501(c)(3) or (13) of the Internal Revenue
Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser  may combine all previous  purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge.  The  Distributor  must be notified  when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the
Class A shares of the Fund, and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT  OF  INTENTION  -- A  Purchaser  may  choose  to sign a  Statement  of
Intention  within 90 days after the first  purchase to be  included  thereunder, which  will  cover  future  purchases  of Class A shares of the Fund,  and other
Security Funds,  except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for  purchases  of $1  million  or  more) to  become  eligible  for the  reduced front-end  sales charge  applicable  to the actual  amount  purchased  under the
Statement.  Shares  equal to five  percent  (5%) of the amount  specified in the
Statement of Intention  will be held in escrow until the  statement is completed or  terminated.  These  shares may be redeemed by the Fund if the  Purchaser  is required to pay additional sales charges.

A Statement of Intention may be revised  during the 13-month (or, if applicable,
36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains  distributions are included in the total amount used to determine  reduced  sales  charges.  A Statement of Intention may be obtained from the Fund.

REINSTATEMENT  PRIVILEGE -- Shareholders  who redeem their Class A shares of the
Fund have a one-time  privilege  (1) to reinstate  their  accounts by purchasing
Class A shares  without a sales charge up to the dollar amount of the redemption proceeds;  or (2) to the extent the redeemed shares would have been eligible for the exchange  privilege,  to purchase  Class A shares of another of the Security
Funds,  without  a  sales  charge  up to the  dollar  amount  of the  redemption proceeds. To exercise this privilege,  a shareholder must provide written notice and a check in the  amount of the  reinvestment  within  thirty  days  after the redemption  request;  the reinstatement  will be made at the net asset value per share on the date received by the Fund or the Security Funds, as appropriate.

PURCHASES  AT NET ASSET VALUE -- Class A shares of the Fund may be  purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's
Administrator  or  Distributor;  directors,  officers and  employees of Security
Benefit  Life  Insurance  Company and its  subsidiaries;  agents  licensed  with
Security Benefit Life Insurance  Company;  spouses or minor children of any such agents; as well as the following  relatives of any such directors,  officers and
employees  (and  their  spouses):  spouses,  grandparents,   parents,  children,
grandchildren,  siblings,  nieces and nephews;  (2) any trust,  pension,  profit sharing or other benefit plan  established by any of the foregoing  corporations
for  persons   described   above;   (3)  retirement   plans  where  third  party
administrators  of such plans have entered into  certain  arrangements  with the
Distributor  or its  affiliates  provided that no commission is paid to dealers;
and (4) officers,  directors,  partners or registered representatives (and their spouses and minor children) of broker-dealers  who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment  purposes and that the securities  will not be transferred  or resold except  through  redemption or repurchase by or on behalf of the Fund.

Class A shares of the Fund may also be  purchased  at net asset  value  when the purchase is made on the recommendation of (i) a registered  investment  adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor;  or (ii) a certified  financial planner or registered broker-dealer  who either  charges  periodic fees to its customers for financial planning,  investment  advisory or asset management  services,  or provides such services in connection with the establishment of an investment account for which a comprehensive  "wrap fee" is imposed.  The Distributor must be notified when a purchase is made that qualifies under this provision.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE -- Call 1-800-888-2461.

BY MAIL -- Write to:
Security Management Company, LLC
One Security Benefit Place
Topeka, KS 66636-0001

ON THE  INTERNET -- Reports and other  information  about the Fund can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

SMC, LLC:  http://www.securitybenefit.com

Additional  information  about the Fund  (including  the Statement of Additional
Information)  can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference Room in Washington,  DC.  Information  about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic  request at the following  e-mail address:  publicinfo@sec.gov  or by
writing  the  Public  Reference  Section  of  the  Commission,   Washington,  DC
20549-0102.
--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual  reports to  shareholders.  In the Fund's annual  report,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected the Fund's  performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  -- The Fund's  Statement  of  Additional
Information and the Fund's annual or semi-annual  report are available,  without
charge  upon  request  by  calling  the  Funds'   toll-free   telephone   number
1-800-888-2461.  Shareholder  inquiries  should be  addressed  to SMC,  LLC, One
Security  Benefit Place,  Topeka,  Kansas  66636-0001,  or by calling the Fund's toll-free  telephone  number  listed above.  The Fund's  Statement of Additional
Information is incorporated into this prospectus by reference.

The Fund's Investment Company Act file number is listed below:

                  Security Income Fund.............  811-2120

--------------------------------------------------------------------------------

SECURITY INCOME FUND®

o  CAPITAL PRESERVATION SERIES
Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001
(785) 438-3127
(800) 888-2461

This Statement of Additional Information is not a Prospectus.  It should be read in  conjunction  with  the  Prospectus  dated  February  1,  2003,  as it may be supplemented from time to time. A Prospectus may be obtained by writing Security
Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001, or by
calling  (785)  438-3127  or (800)  888-2461.  The Fund's  financial  statements included in the Fund's September 30, 2002 Annual Report are incorporated  herein by reference.

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2003
RELATING TO THE PROSPECTUS DATED FEBRUARY 1, 2003,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME

--------------------------------------------------------------------------------

FUND ADMINISTRATOR
Security Management Company, LLC
One Security Benefit Place
Topeka, Kansas 66636-0001

DISTRIBUTOR
Security Distributors, Inc.
One Security Benefit Place
Topeka, Kansas 66636-0001

CUSTODIAN
UMB Bank, N.A.
928 Grand Avenue
Kansas City, Missouri 64106

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania 19103

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

   U.S. Dollar-Denominated Sovereign and

GENERAL INFORMATION

Security Capital Preservation Fund (the "Fund") is a separate series of Security
Income Fund, an open-end,  management  investment  company  (mutual fund) of the series type, offering shares of the Fund ("Shares") as described herein.

   As  described  in the  Fund's  Prospectus,  the  Fund  seeks to  achieve  its investment  objective by investing all its net investable  assets (the "Assets")
in PreservationPlus  Income Portfolio (the "Portfolio"),  a diversified open-end management  investment company having the same investment objective as the Fund.
The  Portfolio is a separate  subtrust of BT Investment  Portfolios,  a New York master trust fund (the "Portfolio Trust").

   Because the investment  characteristics  of the Fund  correspond  directly to those of the Portfolio, the following is a discussion of the various investments of and techniques  employed by the Portfolio.  The Fund has been  established to serve as an  alternative  investment to  short-term  bond funds and money market funds.

   Shares  of the Fund are  sold by  Security  Distributors,  Inc.,  the  Fund's distributor (the "Distributor"),  to tax-sheltered annuity custodial accounts as defined in Section  403(b)(7) of the Internal  Revenue Code of 1986,  as amended
(the "Code"),  individual  retirement  accounts as defined in Section 408 of the
Code  including  "SIMPLE  IRAs" and "SEP IRAs",  Roth IRAs as defined in Section
408A of the Code and  education  individual  retirement  accounts  as defined in
Section 530 of the Code (sometimes  collectively  referred to herein as "IRAs"),
"Keogh Plans," and to employees investing through participant-directed  employee benefit plans (each a "Plan" and together "Plans").  Shares are offered to Plans either directly,  or through vehicles such as bank collective funds or insurance company  separate  accounts  consisting  solely of such  Plans.  Shares are also available to employee  benefit plans which invest in the Fund through an omnibus account or similar arrangement. In addition, after consulting with the Portfolio and the  Portfolio  Trust Board,  the Fund agreed to accept an investment in the
Fund by a charitable  trust exempt from Federal  income tax under Section 501(a)
of the Internal Revenue Code as an organization  described in Section  501(c)(3)
(the  "Charitable  Trust").  It was agreed that the investment by the Charitable
Trust in the Fund would not exceed one-million dollars.

   The Fund's  Prospectus  (the  "Prospectus")  is dated  February 1, 2003.  The
Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Distributor at 1-800-888-2461.
This Statement of Additional Information ("SAI"), which is not a prospectus,  is
intended  to  provide  additional   information  regarding  the  activities  and
operations of the Fund and the Portfolio and should be read in conjunction  with the Prospectus. This SAI is not an offer by the Fund to an investor that has not received a Prospectus.  Capitalized terms not otherwise defined in this SAI have the meanings ascribed to them in the Prospectus.

INVESTMENT METHODS AND ADDITIONAL RISK FACTORS

SHORT-TERM INSTRUMENTS -- The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity  Reserve (as defined below),  to meet anticipated  redemptions and expenses for  day-to-day  operating  purposes and when,  in the opinion of DeAM,
Inc., the Portfolio's  investment  adviser, it is advisable to adopt a temporary defensive  position  because of unusual and  adverse  conditions  affecting  the respective markets. The Portfolio may hold short-term  investments consisting of foreign and domestic (i) short-term obligations of sovereign governments,  their agencies,  instrumentalities,  authorities or political subdivisions; (ii) other short-term  debt  securities  rated  in one of the  top  two  short-term  rating categories by a nationally recognized  statistical rating organization ("NRSRO")
or, if  unrated,  of  comparable  quality in the opinion of the  Adviser;  (iii)
commercial paper; (iv) bank obligations,  including  negotiable  certificates of deposit, time deposits and bankers' acceptances;  and (v) repurchase agreements.
At the time the  Portfolio  invests in commercial  paper,  bank  obligations  or
repurchase  agreements,   the  issuer  or  the  issuer's  parent  must  have  an
outstanding  long-term  debt rating of A or higher by Standard & Poor's  Ratings
Group ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding  commercial paper or bank obligations rated A-1 by S&P or Prime-1 by
Moody's;  or,  if no such  ratings  are  available,  the  instrument  must be of comparable quality in the opinion of the Adviser.

CERTIFICATES OF DEPOSIT AND BANKERS'  ACCEPTANCES -- Certificates of deposit are receipts  issued by a  depository  institution  in  exchange  for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances
typically  arise  from  short-term  credit   arrangements   designed  to  enable
businesses to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft  drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific  merchandise.  The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the  instrument on its maturity  date.  The acceptance may then be held  by the  accepting  bank  as an  earning  asset  or it may be  sold  in the secondary market at the going rate of discount for a specific maturity. Although maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

COMMERCIAL PAPER -- Commercial paper consists of short-term (usually from one to
270 days) unsecured  promissory notes issued by corporations in order to finance their current operations.  A variable amount master demand note (which is a type of  commercial  paper)  represents  a  direct  borrowing  arrangement  involving periodically  fluctuating  rates of interest under a letter agreement  between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   For a description of commercial paper ratings, see Appendix A.

U.S.  DOLLAR-DENOMINATED  FIXED  INCOME  SECURITIES  --  Bonds  and  other  debt instruments are used by issuers to borrow money from investors.  The issuer pays the  investor a fixed or  variable  rate of  interest  and must repay the amount borrowed at maturity.  Some debt  securities,  such as zero coupon bonds, do not pay current  interest but are  purchased  at a discount  from their face values.
Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest  rates.  Longer-term  bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES -- The Portfolio may invest a portion of its assets in the  dollar-denominated  debt securities of foreign  companies.
Investing  in the  securities  of  foreign  companies  involves  more risks than investing in  securities of U.S.  companies.  Their value is subject to economic and political  developments in the countries where the companies  operate and to changes in foreign currency  values.  Values may also be affected by foreign tax laws,  changes  in foreign  economic  or  monetary  policies,  exchange  control regulations  and  regulations  involving  prohibitions  on the  repatriation  of foreign currencies.

   In general,  less  information may be available about foreign  companies than about U.S.  companies,  and foreign  companies  are generally not subject to the same  accounting,  auditing  and  financial  reporting  standards  as  are  U.S.
companies.  Foreign  securities  markets  may be less liquid and subject to less regulation than the U.S. securities markets.  The costs of investing outside the
United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

U.S.  DOLLAR-DENOMINATED  SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES --
Debt  instruments  issued or  guaranteed  by foreign  governments,  agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the  obligation  or the  governmental  authorities  that  control  the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require  renegotiation  or  rescheduling  of debt payments.  In addition,  prospects  for  repayment  of  principal  and  interest may depend on political as well as economic factors.

MORTGAGE-   AND   ASSET-BACKED   SECURITIES   --  The   Portfolio  may  purchase
mortgage-backed  securities  issued  by the U.S.  government,  its  agencies  or instrumentalities and non-governmental  entities such as banks, mortgage lenders or other financial  institutions.  Mortgage-backed  securities  include mortgage
pass-through   securities,   mortgage-backed   bonds  and  mortgage  pay-through
securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages  where the cash flow generated from the mortgage  collateral is passed through to the security holder. A mortgage-backed  bond is a general  obligation of the  issuer,  payable  out of the  issuer's  general  funds and  additionally secured by a first lien on a pool of mortgages.  Mortgage pay-through securities exhibit  characteristics  of both  pass-through and  mortgage-backed  bonds. The mortgage  pass-through  securities issued by  non-governmental  entities such as banks,  mortgage lenders or other financial  institutions in which the Portfolio may invest  include  private label  mortgage  pass-through  securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial  real estate or residential  properties.  Other types of mortgage-backed  securities  will likely be  developed  in the  future,  and the
Portfolio may invest in them if DeAM,  Inc.  determines they are consistent with the Portfolio's investment objective and policies.

   Collateralized  Mortgage Obligations ("CMOs") are mortgage-backed  bonds that separate mortgage pools into different  classes,  called tranches.  Tranches pay different rates of interest and can mature in a few months,  or in as long as 20 years.  Issued by the Federal Home Loan Mortgage  Corporation  (Freddie Mac) and
private issuers, CMOs are usually backed by  government-guaranteed  or other top grade mortgages and have AAA ratings.  In return for a lower yield, CMOs provide investors  with  increased  security  throughout  the life of  their  investment compared to purchasing a whole  mortgage-backed  security.  Even so, if mortgage rates drop sharply, causing a flood of refinancings,  prepayment rates will soar and CMO tranches will be repaid before their expected maturity.

   REMICs are pass-through  vehicles created under the Tax Reform Act of 1986 to
issue  multiclass  mortgage-backed  securities.   REMICs  may  be  organized  as
corporations,  partnerships  or  trusts.  Interests  in REMICs  may be senior or junior, regular (debt instruments) or residual (equity interests). CMOs normally have AAA bond ratings, whereas REMICs represent a range of risk levels.

   Asset-backed   securities   have   structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first lien mortgage  loans or interests  therein but include  assets such as motor  vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various  types of real and personal  property,  and  receivables  from revolving credit (credit card) agreements.  Such assets are securitized  through the use of trusts or special purpose corporations.  Payments or distributions of principal  and  interest on  asset-backed  securities  may be  guaranteed  up to certain  amounts  and for a certain  time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

   The yield  characteristics  of the mortgage- and  asset-backed  securities in which the Portfolio may invest differ from those of traditional debt securities.
Among the major  differences  are that interest and principal  payments are made more frequently on mortgage- and asset-backed  securities  (usually monthly) and that principal may be prepaid at any time because the underlying  mortgage loans or other  assets  generally  may be  prepaid  at any time.  As a result,  if the
Portfolio  purchases  these  securities at a premium,  a prepayment rate that is faster than  expected will reduce their yield,  while a prepayment  rate that is slower  than  expected  will  have the  opposite  effect  of  increasing  yield.
Conversely,  if the Portfolio  purchases these securities at a discount,  faster than expected prepayments will increase,  while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Portfolio are likely to be greater  during a period of  declining  interest  rates  and,  as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

   Unlike ordinary Fixed Income Securities,  which generally pay a fixed rate of interest and return  principal upon maturity,  mortgage-backed  securities repay both interest income and principal as part of their periodic  payments.  Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate  borrowers,  mortgage-backed  securities give rise to certain  unique  "pre-payment"  risks.  Prepayment  risk  or  call  risk  is the likelihood that, during periods of falling interest rates,  securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

   In general,  the prepayment rate for mortgage-backed  securities decreases as interest  rates rise and  increases  as  interest  rates fall.  However,  rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the  volatility of these  securities by effectively changing a security that was considered a short-term security at the time of  purchase  into a long-term  security.  Long-term  securities  generally fluctuate  more widely in  response to changes in interest  rates than short- or intermediate-term securities.

   The market for  privately  issued  mortgage- and  asset-backed  securities is smaller  and less  liquid  than the market for U.S.  government  mortgage-backed securities.  CMO classes may be specially  structured  in a manner that provides any of a wide variety of investment  characteristics,  such as yield,  effective maturity and interest rate sensitivity.  As market conditions  change,  however, and  particularly  during  periods of rapid or  unanticipated  changes in market interest  rates,  the  attractiveness  of the CMO classes and the ability of the
structure  to  provide  the  anticipated   investment   characteristics  may  be
significantly  reduced.  These  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

   Asset-backed  securities  present  certain  risks that are not  presented  by mortgage-backed securities.  Primarily, these securities do not have the benefit of the same type of security  interest in the  related  collateral.  Credit card receivables  are  generally  unsecured,  and the  debtors  are  entitled  to the protection of a number of state and federal  consumer credit laws, many of which give such  debtors  the right to avoid  payment of certain  amounts  owed on the credit cards,  thereby reducing the balance due. There is the risk in connection with automobile  receivables that recoveries on repossessed  collateral may not, in some cases, be available to support payments on those securities.

ZERO-COUPON  SECURITIES  -- The  Portfolio  may  invest in certain  zero  coupon securities  that are  "stripped"  U.S.  Treasury  notes and bonds.  Zero  Coupon
Securities  including CATS,  TIGRs and TRs, are the separate income or principal components  of a debt  instrument.  Zero coupon  securities  usually  trade at a substantial  discount from their face or par value.  Zero coupon  securities are subject to greater fluctuations of market value in response to changing interest
rates  than  debt  obligations  of  comparable   maturities  that  make  current
distributions of interest in cash. Zero coupon securities involve risks that are similar to those of other debt  securities,  although they may be more volatile, and the value of certain zero coupon  securities  moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

WRAPPER  AGREEMENTS  --  Wrapper  Agreements  are  structured  with a number  of different features.  Wrapper Agreements  purchased by the Portfolio are of three basic types:  (1)  non-participating,  (2)  participating  and (3)  "hybrid." In addition,  the Wrapper  Agreements will either be of  fixed-maturity or open-end maturity  ("evergreen").  The Portfolio  enters into particular types of Wrapper
Agreements depending upon their respective cost to the Portfolio and the Wrapper
Provider's  creditworthiness,   as  well  as  upon  other  factors.  Under  most
circumstances,   it  is   anticipated   that  the  Portfolio   will  enter  into
participating  Wrapper  Agreements  of  open-end  maturity  and  hybrid  Wrapper
Agreements.

   Under a  NON-PARTICIPATING  WRAPPER  AGREEMENT,  the Wrapper Provider becomes obligated  to make a payment  to the  Portfolio  whenever  the  Portfolio  sells
Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event").  Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells
Covered Assets at a price above their Book Value in response to a Benefit Event.
In neither case is the Crediting Rate adjusted at the time of the Benefit Event.
Accordingly,  under  this type of  Wrapper  Agreement,  while the  Portfolio  is protected against decreases in the market value of the Covered Assets below Book
Value,  it does not realize  increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

   Under a  PARTICIPATING  WRAPPER  AGREEMENT,  the  obligation  of the  Wrapper
Provider or the  Portfolio  to make  payments to each other  typically  does not arise until all of the Covered Assets have been liquidated.  Instead of payments being made on the  occurrence of each Benefit  Event,  these  obligations  are a factor in the periodic adjustment of the Crediting Rate.

   Under a HYBRID WRAPPER  AGREEMENT,  the obligation of the Wrapper Provider or the  Portfolio  to make  payments  does not  arise  until  withdrawals  exceed a specified  percentage of the Covered Assets,  after which time payment  covering the difference between market value and Book Value will occur.

   A FIXED-MATURITY  WRAPPER AGREEMENT  terminates at a specified date, at which time  settlement  of any  difference  between Book Value and market value of the
Covered Assets occurs. A fixed-maturity  Wrapper  Agreement tends to ensure that the Covered  Assets  provide a relatively  fixed rate of return over a specified period of time  through  bond  immunization,  which  targets the duration of the
Covered Assets to the remaining life of the Wrapper Agreement.

   An EVERGREEN  WRAPPER  AGREEMENT has no fixed  maturity date on which payment must be made, and the rate of return on the Covered Assets  accordingly tends to vary. Unlike the rate of return under a fixed-maturity  Wrapper  Agreement,  the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely  track  prevailing  market  interest  rates and thus  tends to rise when interest  rates rise and fall when  interest  rates fall.  An evergreen  Wrapper
Agreement may be converted  into a  fixed-maturity  Wrapper  Agreement that will mature in the number of years equal to the duration of the Covered Assets.

   Wrapper  Providers  are  banks,   insurance  companies  and  other  financial
institutions.  The number of Wrapper  Providers  has been  increasing  in recent years. As of December 2001, there were  approximately 13 Wrapper Providers rated in one of the top two long-term  rating  categories  by Moody's,  S&P or another
NRSRO. The cost of Wrapper  Agreements is typically 0.10% to 0.25% per dollar of
Covered Assets per annum.

   In the  event of the  default  of a Wrapper  Provider,  the  Portfolio  could potentially lose the Book Value protections  provided by the Wrapper  Agreements with that  Wrapper  Provider.  However,  the  impact  of such a  default  on the
Portfolio as a whole may be minimal or  non-existent  if the market value of the
Covered  Assets  thereunder  is greater than their Book Value at the time of the default,  because the Wrapper Provider would have no obligation to make payments to the Portfolio under those  circumstances.  In addition,  the Portfolio may be able to obtain  another  Wrapper  Agreement  from  another  Wrapper  Provider to provide Book Value protections with respect to those Covered Assets. The cost of the  replacement  Wrapper  Agreement  might be higher than the  initial  Wrapper
Agreement due to market conditions or if the market value (plus accrued interest on the  underlying  securities)  of those Covered Assets is less than their Book
Value at the time of entering into the  replacement  agreement.  Such cost would also be in addition to any premiums  previously  paid to the defaulting  Wrapper
Provider.  If  the  Portfolio  were  unable  to  obtain  a  replacement  Wrapper
Agreement,  participants  redeeming Shares might experience losses if the market value of the  Portfolio's  assets no longer covered by the Wrapper  Agreement is below Book Value.  The  combination of the default of a Wrapper  Provider and an inability to obtain a replacement  agreement  could render the Portfolio and the
Fund  unable to achieve  their  investment  objective  of seeking to  maintain a stable value per Share.

   With  respect to  payments  made under the  Wrapper  Agreements  between  the
Portfolio  and the  Wrapper  Provider,  some  Wrapper  Agreements  provide  that payments may be due upon disposition of the Covered Assets, while others provide for  payment  only  upon the total  liquidation  of the  Covered  Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper  Agreements  specify which  portfolio  securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper
Agreement will cover all Covered Assets up to a specified dollar amount, if more than  one  Wrapper  Provider  becomes  obligated  to pay to  the  Portfolio  the difference  between  Book Value and market value (plus  accrued  interest on the underlying  securities),  each Wrapper  Provider  will pay a pro-rata  amount in proportion  to the  maximum  dollar  amount  of  coverage  provided.  Thus,  the
Portfolio will not have the option of choosing  which Wrapper  Agreement to draw upon in any such payment situation.  Under the terms of most Wrapper Agreements, the Wrapper  Provider will have the right to terminate the Wrapper  Agreement in the  event  that  material  changes  are  made  to  the  Portfolio's  investment objectives or limitations  or to the nature of the  Portfolio's  operations.  In such  event,  the  Portfolio  may be  obligated  to  pay  the  Wrapper  Provider termination  fees equal in amount to the  premiums  that would have been due had the Wrapper Agreement continued through the predetermined  period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination  of a  Wrapper  Agreement  or  conversion  of an  evergreen  Wrapper
Agreement  to a fixed  maturity,  some Wrapper  Agreements  may require that the duration  of some  portion  of the  Fund's  portfolio  securities  be reduced to correspond to the fixed  maturity or termination  date and that such  securities maintain a higher  credit  rating  than is  normally  required,  either of which requirements might adversely affect the return of the Portfolio and the Fund.

RISKS OF WRAPPER  AGREEMENTS  -- Each Wrapper  Agreement  obligates  the Wrapper
Provider to maintain  the "Book  Value" of a portion of the  Portfolio's  assets
("Covered Assets") up to a specified maximum dollar amount,  upon the occurrence of  certain  specified  events.  The Book Value of the  Covered  Assets is their purchase  price (i) plus interest on the Covered  Assets at a rate  specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted  securities.  The Crediting  Rate used in computing  Book Value is calculated  by a formula  specified  in the  Wrapper  Agreement  and is adjusted periodically.  In the case of Wrapper Agreements purchased by the Portfolio, the
Crediting  Rate is the  actual  interest  earned on the  Covered  Assets,  or an index-based  approximation  thereof,  plus or minus an adjustment  for an amount receivable from or payable to the Wrapper  Provider based on fluctuations in the market value of the Covered Assets.  As a result,  while the Crediting Rate will generally reflect movements in the market rates of interest,  it may at any time be more or less than these  rates or the actual  interest  income  earned on the
Covered Assets. The Crediting Rate may also be impacted by defaulted  securities and by increases  and  decreases of the amount of Covered  Assets as a result of contributions  and  withdrawals  tied to the  sale  and  redemption  of  Shares.
Furthermore,   the  premiums  due  Wrapper  Providers  in  connection  with  the
Portfolio's investments in Wrapper Agreements are offset against interest earned and thus reduce the Crediting Rate. These premiums are generally paid quarterly.
In no event will the  Crediting  Rate fall below zero percent  under the Wrapper
Agreements entered into by the Portfolio.

   Under the terms of a typical  Wrapper  Agreement,  if the market  value (plus accrued  interest on the  underlying  securities)  of the Covered Assets is less than their Book Value at the time the Covered  Assets are liquidated in order to
provide  proceeds  for  withdrawals  of  Portfolio   interests   resulting  from
redemptions  of  Shares  by Plan  participants,  the  Wrapper  Provider  becomes obligated to pay to the  Portfolio  the  difference.  Conversely,  the Portfolio becomes  obligated to make a payment to the Wrapper  Provider if it is necessary for the Portfolio to liquidate  Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the
Fund must pay  shareholders  who redeem their Shares.) Because it is anticipated that each  Wrapper  Agreement  will cover all  Covered  Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the
Portfolio  the  difference  between  Book Value and market  value (plus  accrued interest on the underlying securities),  each Wrapper Provider will be obligated to pay a pro-rata  amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper
Agreement to draw upon in any such payment situation.

   The terms of the Wrapper  Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider.  In some cases, payments  may be due upon  disposition  of the  Covered  Assets;  other  Wrapper
Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets.

   The Fund expects that the use of Wrapper  Agreements  by the  Portfolio  will under most  circumstances  permit the Fund to maintain a constant  NAV per Share and to pay  dividends  that will  generally  reflect over time both the interest income of, and market  gains and  losses  on,  the  Covered  Assets  held by the
Portfolio less the expenses of the Fund and the Portfolio. However, there can be no  guarantee  that the Fund will  maintain a constant NAV per Share or that any
Fund shareholder or Plan participant will realize the same investment  return as might be realized by investing  directly in the Portfolio  assets other than the
Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and,  consequently,  the Shares.  The Wrapper Agreements generally  do not  protect  the  Portfolio  from loss if an issuer of  portfolio securities defaults on payments of interest or principal.  Additionally,  a Fund shareholder  may realize more or less than the actual  investment  return on the portfolio  securities  depending upon the timing of the shareholder's  purchases and redemption of Shares, as well as those of other  shareholders.  Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain
Wrapper  Agreements.  Although it is the current  intention of the  Portfolio to obtain such agreements  covering all of its assets (with the exceptions  noted), the  Portfolio  may elect not to cover  some or all of its assets  with  Wrapper
Agreements  should  Wrapper   Agreements  become  unavailable  or  should  other
conditions such as cost, in DeAM, Inc.'s sole discretion,  render their purchase inadvisable.

   If, in the  event of a default  of a Wrapper  Provider,  the  Portfolio  were unable to obtain a replacement Wrapper Agreement,  participants redeeming Shares might experience losses if the market value of the Portfolio's  assets no longer covered by the Wrapper  Agreement is below Book Value.  The  combination  of the default of a Wrapper Provider and an inability to obtain a replacement agreement could  render the  Portfolio  and the Fund  unable to achieve  their  investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the
Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make  payments  when due, that Board may assign a fair value to the
Wrapper  Agreement that is less than the  difference  between the Book Value and the market value (plus accrued  interest on the  underlying  securities)  of the applicable  Covered  Assets and the  Portfolio  might be unable to maintain  NAV stability.

   Some  Wrapper  Agreements  require  that the  Portfolio  maintain a specified percentage of its total assets in short-term investments  ("Liquidity Reserve").
These  short-term  investments  must be used for the payment of withdrawals from the Portfolio and Portfolio expenses.  To the extent the Liquidity Reserve falls below the specified  percentage  of total assets,  the Portfolio is obligated to direct all net cash flow to the  replenishment  of the  Liquidity  Reserve.  The obligation to maintain a Liquidity  Reserve may result in a lower return for the
Portfolio  and the Fund than if these funds were invested in  longer-term  Fixed
Income  Securities.  The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets.

   Wrapper  Agreements  also  require  that the Covered  Assets have a specified duration  or  maturity,  consist of  specified  types of  securities  or be of a specified  investment  quality.  The Portfolio will purchase Wrapper  Agreements whose  criteria  in this regard are  consistent  with the  Portfolio's  (and the
Fund's)  investment  objective  and policies as  described  in this  Prospectus.
Wrapper  Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's  ability to hold such downgraded securities.

ILLIQUID  SECURITIES --  Limitations on resale may have an adverse effect on the marketability  of  portfolio  securities,  and a mutual  fund might be unable to dispose  of  illiquid  securities  promptly  or at  reasonable  prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register  restricted  securities  in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent  years,  however,  a large  institutional  market has developed for certain  securities  that  are not  registered  under  the 1933  Act,  including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate  bonds and notes.  Rule 144A  Securities are securities that are not  registered for sale under the federal  securities  laws but can be resold to  institutions  pursuant to Rule 144A under the Securities Act of 1933.
Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale of such  investments to the general public or to certain  institutions may not be indicative of their liquidity.

   The SEC has  adopted  Rule 144A  under the 1933 Act,  which  allows a broader institutional  trading market for securities otherwise subject to restriction on their resale to the general public.  Rule 144A  establishes a "safe harbor" from the registration  requirements of the 1933 Act for resales of certain securities to qualified  institutional  buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the  development  of automated  systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

   The Adviser will monitor the  liquidity of Rule 144A  securities  held by the
Portfolio  under the  supervision  of the  Portfolio  Trust  Board.  In reaching liquidity  decisions,  the  Adviser  will  consider,  among  other  things,  the following factors: (1) the frequency of trades and quotes for the security;  (2)
the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security;  and (4) the nature of the security and of the marketplace  trades (e.g., the time needed to dispose of the  security,  the  method  of  soliciting  offers  and  the  mechanics  of the transfer).

   Provided that a dealer or  institutional  trading  market in such  securities exists,  these restricted  securities are treated as exempt from the Portfolio's
15% limit on illiquid  securities.  Under the supervision of the Portfolio Trust
Board, DeAM, Inc. determines the liquidity of restricted securities; and through reports from DeAM,  Inc., the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED  AND DELAYED  DELIVERY  SECURITIES  -- The  Portfolio  may  purchase securities on a when-issued or delayed  delivery basis.  Delivery of and payment for  these  securities  can  take  place a month or more  after  the date of the purchase  commitment.  The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase  commitment  date or at the time the settlement  date is fixed.  The value of such  securities  is  subject to market fluctuation,  and no interest  accrues to the Portfolio until  settlement  takes place. At the time the Portfolio makes the commitment to purchase  securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate  the maturity for the purposes of average  maturity from that date. At the time of  settlement,  a when-issued  security may be valued at less than the purchase price. To facilitate  such  acquisitions,  the Portfolio will segregate with its  custodian,  Bankers Trust Company  ("Bankers  Trust"),  liquid assets, consisting of cash, U.S. government securities or other appropriate  securities, in an amount at least  equal to such  commitments.  On  delivery  dates for such transactions,  the Portfolio will meet its obligations  from maturities or sales of the securities  held in the segregated  account and/or from cash flow. If the
Portfolio  chooses to dispose  of the right to  acquire a  when-issued  security prior to its  acquisition,  it  could,  as with  the  disposition  of any  other portfolio  obligation,  realize a gain or loss due to market fluctuation.  It is the current  policy of the Portfolio not to enter into  when-issued  commitments exceeding in the  aggregate  15% of the market value of its total  assets,  less liabilities other than the obligations created by when-issued commitments.

U.S. GOVERNMENT OBLIGATIONS -- The Portfolio may invest in obligations issued or guaranteed by U.S.  government  agencies or  instrumentalities.  U.S. government securities are  high-quality  debt  securities  issued or guaranteed by the U.S.
Treasury  or by an  agency  or  instrumentality  of the U.S.  government.  These obligations  may or may not be  backed by the "full  faith  and  credit"  of the
United States. In the case of securities not backed by the full faith and credit of the United States,  the Portfolio must look principally to the federal agency issuing or  guaranteeing  the obligation  for ultimate  repayment and may not be able to assert a claim  against the United States itself in the event the agency or  instrumentality  does not  meet its  commitments.  Securities  in which  the
Portfolio  may  invest  that are not  backed by the full faith and credit of the
United States include obligations of the Tennessee Valley Authority, the Federal
Home Loan Mortgage  Corporation and the U.S.  Postal Service,  each of which has the  right to  borrow  from  the U.S.  Treasury  to meet  its  obligations,  and obligations  of the Federal Farm Credit  System and the Federal Home Loan Banks,
both of whose  obligations may be satisfied only by the individual credit of the issuing  agency.  Securities that are backed by the full faith and credit of the
United  States  include   obligations  of  the  Government   National   Mortgage
Association (the "GNMA"),  the Farmers Home Administration and the Export-Import
Bank.

LOWER-RATED  DEBT SECURITIES  ("JUNK BONDS") -- The Portfolio may invest in debt securities  rated in the fifth and sixth  long-term  rating  categories  by S&P,
Moody's and Duff & Phelps Credit Rating Company,  or comparably rated by another
NRSRO, or if not rated by a NRSRO, of comparable  quality as determined by DeAM,
Inc.  in its sole  discretion.  While the market for high yield  corporate  debt securities  has been in  existence  for many  years and has  weathered  previous economic  downturns,  the 1980's brought a dramatic  increase in the use of such securities to fund highly leveraged  corporate  acquisitions and  restructuring.
Past experience may not provide an accurate  indication of future performance of the high yield bond market, especially during periods of economic recession.

   The market for  lower-rated  debt  securities  may be thinner and less active than that for  higher  rated debt  securities,  which can  adversely  affect the prices at which the former are sold.  If market  quotations  are not  available, lower-rated  debt  securities  will be  valued  in  accordance  with  procedures established  by the Board of  Trustees,  including  the use of  outside  pricing services.  Judgment  plays a greater role in valuing high yield  corporate  debt securities  than is the case for securities for which more external  sources for quotations  and last  sale  information  is  available.  Adverse  publicity  and changing  investor  perception may affect the  availability  of outside  pricing services to value  lower-rated  debt securities and the  Portfolio's  ability to dispose of these securities.

   Since the risk of default is higher for lower-rated  debt  securities,  DeAM,
Inc.'s research and credit analysis are an especially important part of managing securities of this type held by the Portfolio.  In considering  investments  for the  Portfolio,  DeAM,  Inc.  will  attempt to  identify  those  issuers of high yielding debt securities whose financial  conditions are adequate to meet future obligations,  have  improved or are  expected  to improve in the  future.  DeAM,
Inc.'s analysis  focuses on relative values based on such factors as interest on dividend  coverage,  asset coverage,  earnings  prospects and the experience and managerial strength of the issuer.

   The Portfolio may choose,  at its expense or in conjunction  with others,  to pursue litigation or otherwise  exercise its rights as a security holder to seek to protect the interest of security  holders if it determines  this to be in the interest of the Portfolio.

   DeAM, Inc. may invest in an affiliated  mutual fund to gain exposure to lower rated debt securities.  The affiliated fund is permitted to invest in securities of lower credit  ratings than the  Portfolio  could invest in if it makes direct purchases of high yield debt securities.

HEDGING  STRATEGIES  -- The  Portfolio  may use certain  strategies  designed to adjust the overall risk of its investment portfolio.  These "hedging" strategies involve  derivative  contracts,  including U.S. Treasury and Eurodollar  futures contracts and  exchange-traded  put and call options on such futures  contracts.
New financial products and risk management  techniques  continue to be developed and may be used if  consistent  with the  Portfolio's  investment  objective and policies.  Among  other  purposes,  these  hedging  strategies  may be  used  to effectively  maintain a desired portfolio  duration or to protect against market risk should the Portfolio change its investments  among different types of Fixed
Income  Securities.  In this respect,  these hedging strategies are designed for different purposes than the investments in Wrapper Agreements.

   The  Portfolio  might  not use any  hedging  strategies,  and there can be no assurance  that any strategy used will  succeed.  If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging  strategy,  the  Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o  the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o  the possibility of imperfect correlation, or even no correlation, between the price movements of hedging  instruments and price movements of the securities or currencies being hedged;

o  possible  constraints  placed on the Portfolio's  ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o  the  possibility  that the Portfolio will be unable to close out or liquidate its hedged position.

FUTURES  CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- GENERAL -- The successful use of these  instruments  draws upon the Adviser's  skill and  experience  with respect to such  instruments  and  usually  depends on its  ability to  forecast interest  rate  movements  correctly.  If interest  rates move in an  unexpected manner,  the  Portfolio  may not  achieve  the  anticipated  benefits of futures contracts or options  thereon or may realize  losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between  movements  in the price of futures  contracts  or options  thereon  and movements  in the price of the  securities  hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES  CONTRACTS -- The Portfolio may enter into contracts for the purchase or sale for future  delivery  of  fixed-income  securities  or  contracts  based on financial indices,  including any index of U.S. government  securities,  foreign government securities or corporate debt securities.  U.S. futures contracts have been designed by exchanges that have been designated  "contracts markets" by the
Commodity  Futures Trading  Commission  ("CFTC") and must be executed  through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market.  Futures contracts trade on a number of exchange markets,  and, through their clearing corporations,  the exchanges guarantee performance of the contracts as between the clearing  members of the  exchange.  The  Portfolio may enter into futures  contracts  based on debt  securities  that are backed by the full faith and credit of the U.S.  government,  such as long-term U.S.  Treasury
bonds,  U.S.  Treasury  notes,   GNMA  modified   pass-through   mortgage-backed
securities and three-month  U.S.  Treasury  bills.  The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the
U.S. government.

   At the same time a futures  contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment. Daily thereafter,  the futures contract  is valued  and  "variation  margin"  may be  required  (that  is,  the
Portfolio  may have to provide or may receive cash that  reflects any decline or increase in the contract's value).

   At the  time of  delivery  of  securities  pursuant  to a  futures  contract, adjustments are made to recognize differences in value arising from the delivery of  securities  with a  different  interest  rate  from  that  specified  in the contract.  In some  (but not many)  cases,  securities  called  for by a futures contract may not have been issued when the contract was written.

   Although  futures  contracts  by their terms call for the actual  delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before  the  termination  date of the  contract  without  having to make or take delivery of the  securities.  The  offsetting  of a  contractual  obligation  is accomplished  by  buying  (or  selling,  as the  case  may be) on a  commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels
the  obligation  to  make  or  take  delivery  of  the  securities.   Since  all
transactions  in the  futures  market are made,  offset or  fulfilled  through a clearinghouse  associated  with the exchange on which the  contracts are traded, the  Portfolio  will incur  brokerage  fees when it purchases  or sells  futures contracts.

   The purpose of the Portfolio's  acquisition or sale of a futures  contract is to attempt to protect the Portfolio from  fluctuations in interest rates without actually buying or selling  fixed-income  securities.  For example,  if interest rates were  expected  to  increase  (which  thus would  cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities  owned by the Portfolio.  If interest rates did increase, the value of the debt securities held by the Portfolio would decline,  but the value of the futures contracts to the Portfolio would increase at  approximately  the same  rate,  thereby  keeping  the  Portfolio's  NAV from declining as much as it otherwise  would have.  The Portfolio  could  accomplish similar  results by selling debt  securities  and  investing in bonds with short maturities  when  interest  rates are expected to increase.  However,  since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

   Similarly,  when  it is  expected  that  interest  rates  may  decline  (thus increasing the value of debt securities),  futures contracts for the acquisition of debt  securities  may be  purchased to attempt to hedge  against  anticipated purchases of debt  securities at higher prices.  Since the  fluctuations  in the value of futures  contracts  should be similar to those of the  underlying  debt securities,  the Portfolio could take advantage of the  anticipated  rise in the value of debt  securities  without  actually  buying  them  until the market had stabilized.  At that time,  the futures  contracts  could be liquidated  and the
Portfolio could then buy debt  securities on the cash market.  To the extent the
Portfolio enters into futures contracts for this purpose,  the segregated assets maintained  to cover the  Portfolio's  obligations  with respect to such futures contracts  will consist of cash,  cash  equivalents  or high quality liquid debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the initial and variation  margin payments made by the Portfolio with respect to such futures contracts.

   The ordinary  spreads between prices in the cash and futures  market,  due to differences in the nature of those markets,  are subject to distortions.  First, all  participants  in the futures  market are  subject to initial and  variation
margin   requirements.   Rather  than  meeting   additional   variation   margin
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  that could  distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the margin deposit requirements in the futures market are less  onerous  than margin  requirements  in the  securities  market.
Therefore,  increased  participation  by  speculators  in the futures market may cause  temporary  price  distortions.  Due to the  possibility of distortion,  a correct  forecast of general  interest  rate trends by DeAM,  Inc. may still not result in a successful transaction.

   In addition,  futures  contracts entail risks.  Although the Adviser believes that  use of such  contracts  will  benefit  the  Portfolio,  if its  investment judgment  about the  general  direction  of  interest  rates is  incorrect,  the
Portfolio's  overall performance would be poorer than if it had not entered into any such  contract.  For  example,  if the  Portfolio  has  hedged  against  the possibility  of an increase in interest  rates that would  adversely  affect the price of debt  securities  held in its  portfolio  and interest  rates  decrease instead,  the  Portfolio  will lose part or all of the benefit of the  increased value of its debt  securities that it has hedged because it will have offsetting losses  in its  futures  positions.  In  addition,  in such  situations,  if the
Portfolio has  insufficient  cash, it may have to sell debt  securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  The  Portfolio  may have to sell  securities  at a time  when it may be disadvantageous to do so.

OPTIONS ON FUTURES  CONTRACTS  -- The  Portfolio  may  purchase and write (sell)
options on futures contracts for hedging purposes. The purchase of a call option on a futures  contract  is similar in some  respects  to the  purchase of a call option  on an  individual  security.  Depending  on the  pricing  of the  option compared to either the price of the futures  contract  upon which it is based or the price of the  underlying  debt  securities,  it may or may not be less risky than ownership of the futures  contract or underlying debt  securities.  As with the purchase of futures  contracts,  when the Portfolio is not fully invested it may  purchase  a call  option on a futures  contract  to hedge  against a market advance due to declining interest rates.

   The  writing of a call  option on a futures  contract  constitutes  a partial hedge against declining prices of the security that is deliverable upon exercise of the futures  contract.  If the futures  price at  expiration of the option is below the price specified in the option ("exercise  price"),  the Portfolio will retain the full amount of the net premium (the premium  received for writing the option less any  commission),  which will  provide a partial  hedge  against any decline that may have occurred in its portfolio  holdings.  The writing of a put option on a futures  contract  constitutes a partial  hedge  against  increasing prices  of the  security  that  is  deliverable  upon  exercise  of the  futures contract.  If the futures  price at  expiration of the option is higher than the exercise  price,  the  Portfolio  will  retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio  intends to purchase.  If a put or call option the
Portfolio has written is exercised,  the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures  positions,  such losses  from  existing  options on futures  may to some extent be reduced or  increased  by changes in the value of portfolio securities.

   The  purchase  of a put  option  on a futures  contract  is  similar  in some respects to the  purchase of put options on portfolio  securities.  For example, the  Portfolio  may  purchase  a put option on a futures  contract  to hedge its portfolio  against  the risk of rising  interest  rates.  The amount of risk the
Portfolio  assumes  when it  purchases  an option on a futures  contract  is the premium paid for the option plus related  transaction  costs. In addition to the correlation  risks discussed  above,  the purchase of an option also entails the risk that changes in the value of the  underlying  futures  contract will not be fully reflected in the value of the option purchased.

   The Portfolio  Trust Board has adopted a restriction  that the Portfolio will not  enter  into any  futures  contract  or  option  on a  futures  contract  if immediately  thereafter  the  amount  of  margin  deposits  on all  the  futures contracts held by the Portfolio and premiums paid on outstanding  options on its futures contracts (other than those entered into for BONA fide hedging purposes)
would exceed 5% of the market value of the Portfolio's total assets.

OPTIONS ON SECURITIES  -- The  Portfolio  may write (sell)  covered call and put options on its portfolio  securities  ("covered options") to a limited extent in an attempt to increase income.  However, the Portfolio may forgo the benefits of appreciation  on  securities  sold or may pay  more  than  the  market  price on securities  acquired  pursuant to call and put options it writes.  A call option written  by a  Portfolio  is  "covered"  if the  Portfolio  owns the  underlying security  covered by the call or has an absolute and immediate  right to acquire that security  without  additional  cash  consideration  (or for additional cash consideration  held in a segregated account by its custodian) upon conversion or exchange  of other  securities  held in its  portfolio.  A call  option  is also covered if the  Portfolio  holds a call option on the same  security  and in the same principal amount as the written call option where the exercise price of the call  option  so held  (a) is equal to or less  than the  exercise  price of the written  call option or (b) is greater  than the  exercise  price of the written call option if the  difference  is  maintained  by the  Portfolio in cash,  U.S.
government  securities and other high quality liquid  securities in a segregated account with its custodian.

   When the  Portfolio  writes a covered call option,  it gives the purchaser of the option the right to buy the  underlying  security at the  exercise  price by exercising  the  option at any time  during  the  option  period.  If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised,  a decision over which the Portfolio has no control,  the Portfolio must sell the underlying security to the option holder at the exercise  price.  By writing a covered call option, the Portfolio forgoes, in exchange for the net premium,  the opportunity to profit  during the option  period from an increase in the market value of the underlying security above the exercise price.

   When the Portfolio writes a covered put option, it gives the purchaser of the option  the  right to sell  the  underlying  security  to the  Portfolio  at the exercise  price at any time  during the  option  period.  If the option  expires unexercised,  the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control,  the Portfolio  must purchase the underlying security from the option holder at the exercise  price. By writing a covered put option,  the Portfolio,  in exchange for the net premium,  accepts the risk of a decline in the market value of the underlying security below the exercise price.
The  Portfolio  will only write put  options  involving  securities  for which a determination  is made at the time the  option  is  written  that the  Portfolio wishes to acquire the securities at the exercise price.

   The Portfolio  may  terminate  its  obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration  date as the option previously written. This transaction is called a "closing purchase transaction."  The Portfolio will realize a profit or loss on a closing purchase transaction  if the amount paid to purchase  the option is less or more,  as the case may be,  than the amount  received  from the sale  thereof.  To close out a position as a purchaser of an option,  the  Portfolio  may enter into a "closing sale  transaction,"  which  involves  liquidating  the  Portfolio's  position by selling the option  previously  purchased.  Where the Portfolio  cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer  spreads in selling  securities  it  receives or it may be forced to hold underlying securities until an option is exercised or expires.

   When the  Portfolio  writes an  option,  an amount  equal to the net  premium received is included in the  liability  section of its  Statement  of Assets and
Liabilities  as a deferred  credit.  The amount of the  deferred  credit will be subsequently marked to market to reflect the current market value of the option.
The current  market  value of a traded  option is the last sale price or, in the absence of a sale,  the mean  between the closing  bid and asked  prices.  If an option expires or if the Portfolio enters into a closing  purchase  transaction, the Portfolio  will realize a gain (or loss if the cost of the closing  purchase transaction  exceeds the net premium received when the option was sold), and the deferred  credit related to such option will be eliminated.  If a call option is exercised,  the  Portfolio  will  realize  a gain or loss  from  the sale of the underlying  security  and the  proceeds  of the sale  will be  increased  by the premium originally  received.  The writing of covered call options may be deemed to  involve  the  pledge of the  securities  against  which the  option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

   The Portfolio may purchase call and put options on any securities in which it may invest.  The Portfolio would normally purchase a call option in anticipation of an increase in the market  value of such  securities.  The purchase of a call option  would  entitle the  Portfolio,  in exchange  for the  premium  paid,  to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities  increased above the exercise  price  sufficiently  to cover the premium and would have a loss if the value of the  securities  remained  at or below the  exercise  price  during the option period.

   The  Portfolio  would  normally  purchase  put options in  anticipation  of a decline in the market value of securities in its portfolio  ("protective  puts")
or securities of the type in which it is permitted to invest.  The purchase of a put option would  entitle the  Portfolio,  in exchange for the premium  paid, to sell a security,  which may or may not be held in the Portfolio's holdings, at a specified  price during the option  period.  The purchase of protective  puts is designed  merely to offset or hedge against a decline in the market value of the
Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose  of  benefiting  from a  decline  in the  price of  securities  that the
Portfolio does not own. The Portfolio would  ordinarily  recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would  recognize a loss if the value of the securities  remained at or above the exercise  price.  Gains and losses on the purchase of protective put options  would tend to be offset by  countervailing  changes in the value of underlying portfolio securities.

   The Portfolio has adopted certain non-fundamental  policies concerning option transactions that are discussed below.

   The hours of trading for options on  securities  may not conform to the hours during which the  underlying  securities  are traded if the option markets close before the markets for the  underlying  securities,  significant  price and rate movements can take place in the underlying  securities  markets that will not be reflected  in the option  markets.  It is  impossible  to predict  the volume of trading  that may exist in such  options,  and there  can be no  assurance  that viable exchange markets will develop or continue.

   The  Portfolio  may  engage in  over-the-counter  options  transactions  with broker-dealers who make markets in these options. At present,  approximately ten broker-dealers,  including  several  of the  largest  primary  dealers  in  U.S.
government   securities,   make  these   markets.   The  ability  to   terminate
over-the-counter  option  positions is more  limited  than with  exchange-traded option  positions  because the  predominant  market is the issuing broker rather than an exchange and may involve the risk that  broker-dealers  participating in such transactions will not fulfill their  obligations.  To reduce this risk, the
Portfolio  will purchase such options only from  broker-dealers  who are primary
U.S. government securities dealers recognized by the Federal Reserve Bank of New
York and who agree to (and are expected to be capable of) entering  into closing transactions,  although  there can be no guarantee  that any such option will be liquidated at a favorable price prior to expiration. DeAM, Inc. will monitor the creditworthiness  of dealers  with whom the  Portfolio  enters into such options transactions under the general supervision of the Portfolio Board.

GLOBAL ASSET ALLOCATION  STRATEGY ("GAA STRATEGY") -- In connection with the GAA
Strategy and in addition to the securities  described  above,  the Portfolio may
invest  in  indexed   securities,   futures  contracts  on  securities  indices,
securities  representing  securities  of foreign  issuers (e.g.  ADRs,  GDRs and
EDRs),  options  on  stocks,  options on  futures  contracts,  foreign  currency exchange  transactions  and options on foreign  currencies.  These are discussed below, to the extent not already described above.

   INDEXED SECURITIES.  The indexed securities in which the Portfolio may invest include debt  securities  whose value at maturity is  determined by reference to the relative prices of various  currencies or to the price of a stock index. The value of such securities depends on the price of foreign currencies,  securities indices  or other  financial  values  or  statistics.  These  securities  may be positively or negatively indexed;  that is, their value may increase or decrease if the underlying instrument appreciates.

   FUTURES  CONTRACTS ON  SECURITIES  INDICES.  Futures  contracts on securities indices  provide for the making and acceptance of a cash  settlement  based upon changes in the value of an index of securities,  and will be entered into by the
Portfolio to hedge against  anticipated  future change in general  market prices which  otherwise might either  adversely  affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased  at a later date for the  Portfolio,  or as an  efficient  means of managing  allocations  between  asset  classes.  A futures  contract may also be entered  into to close out or offset an  existing  futures  position.  The risks attendant  to futures  contracts on  securities  indices are similar to those of futures contracts, discussed above.

   SECURITIES  REPRESENTING  SECURITIES  OF  FOREIGN  ISSUERS.  The  Portfolio's
investments in the securities of foreign  issuers may be made directly or in the form of  American  Depositary  Receipts  ("ADRs"),  Global  Depositary  Receipts
("GDRs"),  European  Depositary  Receipts  ("EDRs") or other similar  securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent,  and while designed for use as alternatives to the purchase of the underlying securities in their  national  markets  and  currencies,  are subject to the same risks as the foreign securities to which they relate.

   FOREIGN CURRENCY EXCHANGE  TRANSACTIONS.  The Portfolio from time to time may enter  into  foreign  currency  exchange  transactions  to  convert  to and from different foreign  currencies and to convert foreign  currencies to and from the
U.S. dollar,  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency  exchange market,  or through forward contracts to purchase or sell  foreign  currencies.  A  forward  foreign  currency  exchange  contract obligates  the  Portfolio  to purchase  or sell a specific  currency at a future date,  which  may be any fixed  number  of days  from the date of the  contract.
Forward  foreign  currency  exchange  contracts  establish an exchange rate at a future date.  These contracts are transferable in the interbank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement  and is traded  at a net  price  without  commission.  Neither  spot
transactions  nor  forward  foreign  currency   exchange   contracts   eliminate
fluctuations in the prices of the Portfolio's  securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   The  Portfolio may enter into foreign  currency  hedging  transactions  in an attempt to protect  against changes in foreign  currency  exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated  investment position.  Since consideration of the prospect for currency  parities will be incorporated  into the Adviser's long term investment decisions,  the Portfolio will not routinely enter into foreign currency hedging transactions  with  respect  to  security  transactions;  however,  the  Adviser believes  that it is  important  to have the  flexibility  to enter into foreign currency hedging  transactions when it determines that the transactions would be in the Portfolio's best interest.  Although these  transactions tend to minimize the risk of loss due to a decline  in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain that might be realized  should the value of the hedged currency  increase.  The precise matching of the forward contract amounts and the value of the securities  involved will not generally be possible because the future value of such securities in foreign  currencies will change as a  consequence  of market  movements  in the value of such  securities between the date the forward  contract is entered  into and the date it matures.
The  projection of currency  market  movements is extremely  difficult,  and the successful execution of a hedging strategy is highly uncertain.

   OPTIONS ON FOREIGN  CURRENCIES.  The Portfolio may write covered put and call options and purchase put and call options on foreign  currencies for the purpose of protecting  against declines in the dollar value of portfolio  securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross hedge, which involves writing or purchasing options  on one  currency  to hedge  against  changes  in  exchange  rates for a different,  but related currency.  As with other types of options,  however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium  received,  and the Portfolio  could be required to purchase or sell foreign currencies at disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although,  in the event of exchange rate movements  adverse to the Portfolio's  position,  it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase  call  options on currency  when the Adviser  anticipates  that the currency will appreciate in value.

   There is no assurance that a liquid  secondary  market on an options exchange will  exist  for  any  particular  option,  or at any  particular  time.  If the
Portfolio  is unable to effect a closing  purchase  transaction  with respect to covered  options  it has  written,  the  Portfolio  will not be able to sell the underlying  currency or dispose of segregated assets until the options expire or are  exercised.  Similarly,  if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased,  it would have to exercise the options in order to realize any profit and will incur transaction costs upon the  purchase or sale of  underlying  currency.  The  Portfolio  pays  brokerage commissions or spreads in connection with its options transactions.

   As in the case of forward  contracts,  certain options on foreign  currencies are traded over the counter and involve liquidity and credit risks which may not be present in the case of exchange  traded  currency  options.  The  Portfolio's ability to terminate  over-the-counter ("OTC") options will be more limited than
with  exchange  traded  options.   It  is  also  possible  that  broker  dealers
participating in OTC options  transactions  will not fulfill their  obligations.
Until such time as the staff of the SEC changes its position, the Portfolio will treat  purchased  OTC options  and assets  used to cover  written OTC options as illiquid  securities.  With respect to options  written with primary  dealers in
U.S. Government securities pursuant to an agreement requiring a closing purchase transaction  at a formula  price,  the  amount  of  illiquid  securities  may be calculated with reference to the repurchase formula.

REPURCHASE  AGREEMENTS  -- In a  repurchase  agreement,  the  Portfolio  buys  a security at one price and simultaneously agrees to sell it back to the seller on a specific  date and at a higher  price  reflecting  a market  rate of  interest unrelated to the coupon rate or maturity of the underlying  security.  Delays or losses  could  result if the other  party to the  agreement  defaults or becomes insolvent.

REVERSE  REPURCHASE  AGREEMENTS  AND  DOLLAR  ROLLS -- In a  reverse  repurchase agreement,  the  Portfolio  temporarily  transfers  possession  of  a  portfolio instrument to another party in return for cash.  This could increase the risk of fluctuation  in the Fund's  yield or in the market  value of its interest in the
Portfolio.  In a dollar  roll,  the  Portfolio  sells  mortgage-backed  or other securities  for delivery in the current  month and  simultaneously  contracts to purchase  substantially  similar  securities on a specified future date. Reverse repurchase  agreements  and  dollar  rolls  are forms of  borrowing  and will be counted towards the Portfolio's borrowing restrictions. Wrapper Agreements would cover the cash proceeds of such  transactions but not the portfolio  instruments transferred to another party until possession of such instruments is returned to the Portfolio.

BORROWING -- The  Portfolio  will not borrow money  (including  through  reverse repurchase  agreements or dollar roll transactions) for any purpose in excess of
5% of its net  assets,  except  that it may borrow for  temporary  or  emergency purposes up to 1/3 of its total  assets.  Under the 1940 Act,  the  Portfolio is required  to maintain  continuous  asset  coverage of 300% with  respect to such borrowings  and to sell (within  three days)  sufficient  portfolio  holdings to restore  such  coverage  if it  should  decline  to less than 300% due to market fluctuations or otherwise,  even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

   Leveraging by means of borrowing may exaggerate the effect of any increase or decrease  in the value of the  Portfolio's  securities  and the  Fund's  NAV per
Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining  minimum average  balances)  that may  exceed  the income  received  from the  securities purchased with the borrowed  funds. It is not the intention of DeAM, Inc. to use leverage as a normal practice in the investment of the Portfolio's assets.

   There can be no assurance that the use of these portfolio  strategies will be successful.

ASSET COVERAGE -- To assure that the  Portfolio's  use of futures  contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under  applicable  interpretations  of the SEC, either by owning the underlying securities or by segregating or earmarking liquid securities with the
Portfolio's  custodian  (Bankers  Trust) in an  amount at all times  equal to or exceeding  the  Portfolio's  commitment  with  respect to these  instruments  or contracts.  The Portfolio  will also cover its use of Wrapper  Agreements to the extent required to avoid the creation of a "senior  security" (as defined in the
1940 Act) in connection with its use of such agreements.

RATING SERVICES -- The ratings of rating services represent their opinions as to the  quality  of the  securities  that  they  undertake  to rate.  It  should be emphasized,  however,  that  ratings are  relative  and  subjective  and are not absolute  standards of quality.  Although these ratings are an initial criterion for  selection  of  portfolio  investments,  the  Adviser  also  makes  its  own evaluation of these securities,  subject to review by the Portfolio Trust Board.
After  purchase by the  Portfolio,  an  obligation  may cease to be rated or its rating may be reduced below the minimum  required for purchase by the Portfolio.
Neither event would require the Portfolio to eliminate the  obligation  from its portfolio,  but the Adviser will consider such an event in its  determination of whether the Portfolio  should continue to hold the obligation.  A description of the  ratings  referred  to  herein  and in the  Prospectus  is set  forth in the
Appendix.

INVESTMENT   RESTRICTIONS   --  The  following   investment   restrictions   are
"fundamental  policies"  of the Fund and the  Portfolio  and may not be  changed without the approval of a "majority of the outstanding voting securities" of the
Fund  or the  Portfolio,  as the  case  may  be.  The  phrase  "majority  of the outstanding  voting  securities" under the 1940 Act, and as used in this SAI and the Prospectus,  means, with respect to the Fund (or the Portfolio),  the lesser of (1) 67% or more of the outstanding  voting  securities of the Fund (or of the total  beneficial  interests  of the  Portfolio)  present at a  meeting,  if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total  beneficial  interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding  voting securities of the Fund (or of the  total  beneficial  interests  of the  Portfolio).  Whenever  the Fund is requested to vote on a fundamental policy of the Portfolio, the Fund will hold a meeting of its  shareholders  and will cast its vote as instructed by them. Fund shareholders  who do not vote will not affect the Fund's votes at the  Portfolio meeting.  The Fund's votes  representing  Fund  shareholders  not voting will be voted by the  Directors of Security  Income Fund in the same  proportion  as the
Fund shareholders who do, in fact, vote.

   None of the fundamental and  non-fundamental  policies  described below shall prevent  the Fund from  investing  all of its assets in an  open-end  investment company with substantially the same investment  objective.  Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its
Assets in the Portfolio,  the following  discussion (though speaking only of the
Portfolio) applies to the Fund as well.

   FUNDAMENTAL  RESTRICTIONS.  As a matter of fundamental  policy, the Portfolio may not:

1.  Borrow  money   (including   through  reverse   repurchase  or  dollar  roll
    transactions)  in excess of 5% of the  Portfolio's  total  assets  (taken at cost),  except that the  Portfolio  may borrow for  temporary  or  emergency purposes up to 1/3 of its net assets. The Portfolio may pledge,  mortgage or hypothecate  not more  than 1/3 of such  assets to  secure  such  borrowings provided that collateral  arrangements  with respect to options and futures, including  deposits of initial and variation  margin,  are not  considered a pledge of assets for purposes of this restriction and except that assets may
    be  pledged  to  secure   letters  of  credit  solely  for  the  purpose  of
    participating  in a captive  insurance  company  sponsored by the Investment
    Company Institute;

2.  Underwrite  securities  issued  by  other  persons  except  insofar  as  the
    Portfolio  may be deemed  an  underwriter  under  the 1933 Act in  selling a portfolio security;

3.  Make  loans  to  other  persons  except  (a)  through  the  lending  of  the
    Portfolio's portfolio securities and provided that any such loans not exceed
    30% of its total  assets  (taken at market  value);  (b)  through the use of repurchase agreements or the purchase of short-term  obligations;  or (c) by purchasing  a portion of an issue of debt  securities  of types  distributed publicly or privately;

4.  Purchase or sell real estate (including  limited  partnership  interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases,  commodities or commodity  contracts  (except futures and option  contracts)  in the ordinary  course of business  (except that the  Portfolio  may hold  and  sell,  for its  portfolio,  real  estate acquired as a result of the Portfolio's ownership of securities);

5.  Concentrate  its  investments in any  particular  industry  (excluding  U.S.
    government securities),  but if it is deemed appropriate for the achievement of the Portfolio's  investment objective,  up to 25% of its total assets may be invested in any one industry;

6.  Issue any senior  security (as that term is defined in the 1940 Act) if such issuance  is  specifically  prohibited  by the  1940  Act or the  rules  and regulations  promulgated  thereunder,  provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and  variation  margin,  are not  considered  to be the issuance of a senior security for purposes of this restriction;

7.  Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more  than 10% of any class of  securities  of such  issuer,  for which purposes  all  indebtedness  of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

8.  Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

   NON-FUNDAMENTAL  RESTRICTIONS.  In order to comply with certain  statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed without shareholder approval):

  (i)  purchase any security or evidence of interest  therein on margin,  except that short-term credit necessary for the clearance of purchases and sales of  securities  may be obtained  and  deposits  of initial and  variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

 (ii)  sell securities it does not own (short sales). (This restriction does not preclude  short sales "against the box" (that is, sales of securities (a)
       the Portfolio  contemporaneously  owns or (b) where the Portfolio has the right to obtain securities  equivalent in kind and amount to those sold).
       The Portfolio has no current intention to engage in short selling);

(iii)  purchase securities issued by any investment company except to the extent permitted  by the  1940  Act  (including  any  exemptions  or  exclusions therefrom),  except  that this  limitation  does not apply to  securities received or acquired as dividends,  through  offers of exchange,  or as a result of reorganization, consolidation or merger; and

 (iv)  invest more than 15% of the  Portfolio's net assets (taken at the greater of cost or market value) in  securities  that are illiquid or not readily marketable  (excluding Rule 144A securities deemed by the Portfolio Board to be liquid).

   An investment restriction will not be considered violated if that restriction is complied  with at the time the relevant  action is taken,  notwithstanding  a later change in the market value of an investment,  in net or total assets or in the change of securities rating of the investment or any other later change.

   The  Portfolio  will comply with the  permitted  investments  and  investment limitations  in the securities  laws and  regulations of all states in which the
Fund, or any other registered investment company investing in the Portfolio,  is registered.

MANAGEMENT OF THE FUND AND TRUST

The Board of Directors of Security  Income Fund and the Board of Trustees of the
Portfolio  Trust  (collectively,  the  Directors)  are each  composed of persons experienced  in financial  matters who meet  throughout  the year to oversee the activities  of the  Fund  or  the  Portfolio,  respectively.  In  addition,  the
Directors review  contractual  arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

   The  Directors  and  officers of the Security  Income Fund and the  Portfolio
Trust,  their birth dates, and their principal  occupations during the past five years are set forth below.

OFFICERS AND DIRECTORS OF SECURITY  INCOME FUND -- The officers and directors of the Funds and their  principal  occupations for at least the last five years are as follows.

NAME,  ADDRESS,  POSITIONS HELD WITH THE FUNDS AND PRINCIPAL  OCCUPATIONS DURING
THE PAST FIVE YEARS

DONALD A. CHUBB, JR.** (56)
---------------------------
(Birth Date:  December 14, 1946)
2222 SW 29th Street, Topeka, Kansas 66611
POSITION HELD WITH THE FUND--Director
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1994
PRINCIPAL  OCCUPATIONS--Business  broker,  Griffith & Blair  Realtors.  Prior to
  1997, Manager, Star Sign, Inc.
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDSSM COMPLEX--37

PENNY A. LUMPKIN** (63)
-----------------------
(Birth Date:  August 20, 1939)
3616 Canterbury Town Road, Topeka, Kansas 66610
POSITION HELD WITH THE FUND--Director
TERM OF OFFICE--Until  the next annual meeting or until her successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1993
PRINCIPAL  OCCUPATIONS--President,  Vivian's Gift Shop (Corporate Retail).  Vice
  President,   Palmer  Companies,  Inc.  (Small  Business  and  Shopping  Center
  Development),  PLB (Real Estate Equipment  Leasing),  and Town Crier (Retail).
  Prior  to  1999,  Vice  President  and  Treasurer,  Palmer  News,  Inc.;  Vice
  President, M/S News, Inc. and Secretary,  Kansas City Periodicals and prior to
  2002,  Vice  President  Bellaire  Shopping  Center  (Managing and Leasing) and
  Partner, Goodwin Enterprises (Retail).
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDS COMPLEX--37

MARK L. MORRIS, JR.** (68)
--------------------------
(Birth Date:  February 3, 1934)
5500 SW 7th Street, Topeka, Kansas 66606
POSITION HELD WITH THE FUND--Director
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1991
PRINCIPAL OCCUPATIONS--Independent  Investor, Morris Co. (personal investments).
  Former  General  Partner,  Mark Morris  Associates  (Veterinary  Research  and
  Education).
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDS COMPLEX--37

MAYNARD F. OLIVERIUS (59)
-------------------------
(Birth Date:  December 18, 1943)
1500 SW 10th Avenue, Topeka, Kansas 66604
POSITION HELD WITH THE FUND--Director
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1998
PRINCIPAL  OCCUPATIONS--President  and Chief  Executive  Officer,  Stormont-Vail
  HealthCare.
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDS COMPLEX--37

The following  officers and directors are interested persons of the Fund. Unless otherwise noted, the address of each of the following  officers and directors is
One Security Benefit Place, Topeka, Kansas 66636-0001.

JOHN D. CLELAND* (66)
---------------------
(Birth Date:  May 1, 1936)
POSITION HELD WITH THE FUND--Chairman of the Board and Director
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME  SERVED--since  1991 (Director) and since February 2000 (Chairman of the Board)
PRINCIPAL  OCCUPATIONS--Senior Vice President,  Security Benefit Group, Inc. and
  Security Benefit Life Insurance Company,  Prior to 2003, Senior Vice President
  and Managing  Member  Representative,  Security  Management  Company,  LLC and
  Director and Vice President, Security Distributors, Inc.
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDS COMPLEX--37

JAMES R. SCHMANK* (49)
----------------------
(Birth Date:  February 21, 1953)
POSITION HELD WITH THE FUND--President and Director
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1997 (Director) and since February 2000 (President)
PRINCIPAL  OCCUPATIONS--President  and Managing Member Representative,  Security
  Management Company,  LLC; Senior Vice President,  Security Benefit Group, Inc.
  and Security Benefit Life Insurance Company, Director,  Security Distributors,
  Inc.,  Director  and  Treasurer,   First  Advantage  Insurance  Agency,  Inc.,
  Director, Vice President and Treasurer,  First Security Benefit Life Insurance
  and Annuity Company of New York.
NUMBER OF PORTFOLIOS OVERSEEN IN SECURITY FUNDS COMPLEX--37

AMY J. LEE (41)
---------------
(Birth Date:  June 5, 1961)
POSITION HELD WITH THE FUND--Secretary
TERM OF OFFICE--Until  the next annual meeting or until her successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1987
PRINCIPAL OCCUPATIONS--Secretary,  Security Management Company, LLC and Security
  Distributors,  Inc., Vice President,  Associate  General Counsel and Assistant
  Secretary,  Security  Benefit Group,  Inc. and Security Benefit Life Insurance
  Company.

BRENDA M. HARWOOD (39)
----------------------
(Birth Date:  November 3, 1963)
POSITION HELD WITH THE FUND--Treasurer
TERM OF OFFICE--Until  the next annual meeting or until her successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since May 1998
PRINCIPAL   OCCUPATIONS--Assistant   Vice  President  and  Treasurer,   Security
  Management  Company,  LLC;  Assistant Vice President,  Security Benefit Group,
  Inc. and Security Benefit Life Insurance Company, Vice President and Director,
  Security Distributors, Inc.

STEVEN M. BOWSER (42)
---------------------
(Birth Date:  February 11, 1960)
POSITION HELD WITH THE FUND--Vice President (Income Fund only)
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since May 1998
PRINCIPAL  OCCUPATIONS--Vice  President and Senior Portfolio  Manager,  Security
  Management  Company,  LLC;  Security Benefit Group,  Inc. and Security Benefit
  Life Insurance Company.

DAVID G. TOUSSAINT (36)
-----------------------
(Birth Date:  October 10, 1966)
POSITION HELD WITH THE FUND--Vice President (Income Fund only)
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since May 2001
PRINCIPAL  OCCUPATIONS--Assistant Vice President and Portfolio Manager, Security
  Management  Company,  LLC,  Security Benefit Group,  Inc. and Security Benefit
  Life Insurance Company.

CHRISTOPHER L. PHALEN (32)
--------------------------
(Birth Date:  November 9, 1970)
POSITION HELD WITH THE FUND--Vice President (Income Fund only)
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since May 2002
PRINCIPAL  OCCUPATIONS--Assistant Vice President and Portfolio Manager, Security
  Management  Company,  LLC,  Security Benefit Group,  Inc. and Security Benefit
  Life Insurance Company.

CHRISTOPHER D. SWICKARD (37)
----------------------------
(Birth Date: October 9, 1965)
POSITION HELD WITH THE FUND--Assistant Secretary
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since May 1996
PRINCIPAL  OCCUPATIONS--Assistant  Secretary,  Security Management Company, LLC;
  Second Vice President and Assistant Counsel,  Security Benefit Group, Inc. and
  Security Benefit Life Insurance Company.

 *These  directors are deemed to be "interested  persons" of the Funds under the
  Investment Company Act of 1940, as amended,  by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These  directors  serve on the Funds'  joint audit  committee,  the purpose of which is to meet with the  independent  auditors,  to  review  the work of the auditors,  and to oversee the handling by Security Management Company,  LLC of the accounting functions for the Funds.

   The officers of Security Income Fund hold identical  offices with each of the other mutual funds in the  Security  Funds  Family,  except  Messrs.  Bowser and
Toussaint who hold the same office only with respect to SBL Fund.  The directors of Security  Income Fund also serve as directors  of each of the other  Security
Funds. Ms. Lee is also Secretary of the Distributor, Mr. Schmank is directors of the  Distributor  and Ms.  Harwood  is a  director  and  Vice  President  of the
Distributor.

TRUSTEES OF BT INVESTMENT  PORTFOLIOS -- The officers and directors of the Funds and their principal occupations for at least the last five years are as follows.

NAME,  ADDRESS,  POSITIONS HELD WITH THE FUNDS AND PRINCIPAL  OCCUPATIONS DURING
THE PAST FIVE YEARS

RICHARD R. BURT (56)
--------------------
(Birth Date:  February 3, 1947)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Director
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Chairman,  IEP  Advisors,  Inc.  (July 1998 to present);
  Chairman of the Board, Weirton Steel  Corporation(1)  (April 1996 to present);
  Member of the Board,  Hollinger  International,  Inc.(1) (publishing) (1995 to present),  HCL Technologies  Limited  (information  technology) (April 1999 to present),  UBS Mutual Funds (formerly  known as Brinson and Mitchell  Hutchins families of funds) (registered  investment  companies) (1995 to present);  and
  Member, Textron Inc.(1) International Advisory Council (July 1996 to present).
  Formerly,  Member of the Board,  Homestake  Mining(1) (mining and exploration)
  (1998-February   2001),   Archer  Daniels  Midland  Company(1)   (agribusiness
  operations)  (October  1996-June 2001) and Anchor Gaming (gaming  software and equipment) (March 1999-December 2001).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--67

S. LELAND DILL (72)
-------------------
(Birth Date: March 28, 1930)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 1993
PRINCIPAL  OCCUPATIONS--Trustee,  Phoenix  Zweig Series  Trust (since  September
  1989),  Phoenix  Euclid  Market  Neutral  Funds  (since May 1998)  (registered investment companies);  Retired (since 1986). Formerly, Director, Coutts (USA)
  International (January 1992-March 2000), Coutts Trust Holdings Ltd.
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

MARTIN J. GRUBER (65)
---------------------
(Birth Date:  July 15, 1937)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 1999
PRINCIPAL  OCCUPATIONS--Nomura  Professor of Finance, Leonard N. Stern School of
  Business,  New York  University  (since  1964);  Trustee,  CREF (since  2000);
  Director, S.G. Cowen Mutual Funds (1985-2001),  Japan Equity Fund, Inc. (since
  1992),  Thai Capital Fund,  Inc.  (since 2000) and Singapore Fund, Inc. (since
  2000) (registered investment companies).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--66

RICHARD HALE* (57)
------------------
(Birth Date:  July 17, 1945)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee and Chairman of the Board
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME  SERVED--since  1999  (Trustee)  and since 2002  (Chairman of the
  Board)
PRINCIPAL   OCCUPATIONS--Managing   Director,   Deutsche  Bank  Securities  Inc.
  (formerly  Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999
  to  present);  Director  and  President,   Investment  Company  Capital  Corp.
  (registered investment advisor) (1996 to present);  Director,  Deutsche Global
  Funds,  Ltd. (2000 to present),  CABEI Fund (2000 to present),  North American
  Income Fund (2000 to present) (registered investment companies); President, DB
  Hedge  Strategies  Fund  LLC  (June  2002  to  present),   Montgomery   Street
  Securities,  Inc. (2002 to present) (registered  investment  companies);  Vice
  President,  Deutsche  Asset  Management,  Inc.  (2000 to  present);  formerly,
  Director,  ISI  Family  of  Funds  (registered  investment  company;  4  funds overseen) (1992-1999).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--200

RICHARD J. HERRING (56)
-----------------------
(Birth Date:  February 18, 1946)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 1999
PRINCIPAL  OCCUPATIONS--Jacob  Safra  Professor  of  International  Banking  and
  Professor,  Finance Department, The Wharton School, University of Pennsylvania
  (since 1972); Director,  Lauder Institute of International  Management Studies
  (since 2000); Co-Director,  Wharton Financial Institutions Center (since 2000)
  and Vice Dean and Director, Wharton Undergraduate Division (1995-2000).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

JOSEPH R. HARDIMAN (65)
-----------------------
(Birth Date:  May 27, 1937)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Private  Equity  Investor  (1997 to present);  Director,
  Soundview  Technology Group Inc.  (investment banking) (July 1998 to present),
  Corvis  Corporation1  (optical  networking  equipment) (July 2000 to present),
  Brown Investment Advisory & Trust Company (investment  advisor) (February 2001 to present),  The Nevis Fund  (registered  investment  company)  (July 1999 to present),  and ISI Family of Funds  (registered  investment  companies) (March
  1998 to present).  Formerly,  Director,  Circon Corp.(1) (medical instruments)
  (November 1998-January 1999).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

GRAHAM E. JONES (70)
--------------------
(Birth Date:  January 31, 1933)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995);  Trustee, 8 open-end mutual funds managed by Weiss, Peck
  & Greer  (since 1985) and Trustee of 22 open-end  mutual funds  managed by Sun
  Capital Advisers, Inc. (since 1998).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

REBECCA W. RIMEL (51)
---------------------
(Birth Date:  April 10, 1951)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until her successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL OCCUPATIONS--President and Chief Executive Officer, The Pew Charitable
  Trusts  (charitable  foundation) (1994 to present).  Formerly,  Director,  ISI
  Family of Funds (registered investment companies) (1997-1999) and Director and
  Executive Vice  President,  The Glenmede Trust Company  (investment  trust and wealth management (1994-2002).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

PHILIP SAUNDERS, JR. (67)
-------------------------
(Birth Date:  October 11, 1935)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 1993
PRINCIPAL  OCCUPATIONS--Principal,  Philip  Saunders  Associates  (Economic  and
  Financial Consulting) (since 1988).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

WILLIAM N. SEARCY (56)
----------------------
(Birth Date:  September 3, 1946)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Pension  & Savings Trust  Officer,  Sprint  Corporation1
  (telecommunications) (since 1989); Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--65

ROBERT H. WADSWORTH (63)
------------------------
(Birth Date:  January 29, 1940)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Trustee
TERM OF OFFICE--Until his successor shall have been elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL   OCCUPATIONS--President,   Robert  H.  Wadsworth   Associates,   Inc.
  (consulting  firm)  (1982 to  present);  President  and  Director,  Trust  for
  Investment  Managers  (registered   investment  company)  (1999  to  present).
  Formerly  President,  Investment  Company  Administration,  L.L.C.  (1992-July
  2001);  President,  Treasurer  and  Director,  First Fund  Distributors,  Inc.
  (1990-January  2002);  Vice  President,   Professionally   Managed  Portfolios
  (1999-2002)  and Advisors  Series  Trust  (1997-2002)  (registered  investment companies); and President,  Guinness Flight Investment Funds, Inc. (registered investment companies).
NUMBER OF PORTFOLIOS OVERSEEN IN BT FUND COMPLEX--68

*"Interested  Person"  within the meaning of Section  2(a)(19)  of the Act.  Mr.
 Hale is a Managing  Director  of  Deutsche  Asset  Management,  the U.S.  asset management unit of Deutsche Bank and its affiliates.

1  A publicly held company with securities  registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

   The  Board has an Audit  Committee  that  meets  with the  Portfolio  Trust's independent  auditors to review the financial statements of the Portfolio Trust, the adequacy of internal controls and the accounting  procedures and policies of the Portfolio  Trust.  Each member of the Board except Mr. Hale also is a member of the Audit Committee.

OFFICERS OF BT INVESTMENT PORTFOLIOS -- Unless otherwise specified, each officer listed below holds the same position with BT Investment Portfolios.

NAME,  ADDRESS,  POSITIONS HELD WITH THE FUNDS AND PRINCIPAL  OCCUPATIONS DURING
THE PAST FIVE YEARS

WILLIAM F. GLAVIN, JR. (44)
---------------------------
(Birth Date:  August 30, 1958)
Two International Place, Boston, Massachusetts 02110
POSITION HELD WITH THE PORTFOLIO TRUST--President
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Managing  Director of Deutsche Asset  Management,  Inc.,
  Vice President and Director of Scudder Distributors, Inc., Trustee, Crossroads
  for Kids, Inc. (serves at risk children).

DANIEL O. HIRSCH(48)
--------------------
(Birth Date:  March 27, 1954)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Secretary
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1999
PRINCIPAL    OCCUPATIONS--Managing    Director,    Deutsche   Asset   Management
  (2002-present)  and  Director,  Deutsche  Global  Funds  Ltd.  (2002-present).
  Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex.
  Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);  Assistant
  General Counsel, United States Securities and Exchange Commission (1993-1998).

KENNETH MURPHY (39)
-------------------
(Birth Date:  October 13, 1963)
Two International Place, Boston, Massachusetts 02110
POSITION HELD WITH THE PORTFOLIO TRUST--Vice President
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL OCCUPATIONS--Vice President, Deutsche Asset Management (2000-present).
  Formerly, Director, John Hancock Signature Services (1992-2001).

AMY M OLMERT (39)
-----------------
(Birth Date:  May 14, 1963)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Assistant Secretary
TERM OF OFFICE--Until  the next annual meeting or until her successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1999
PRINCIPAL  OCCUPATIONS--Director,   Deutsche  Asset  Management  (1999-present);
  Certified  Public  Accountant.   Formerly,  Vice  President,  BT  Alex.  Brown
  Incorporate (now Deutsche Bank Securities Inc.) (1997-1999).

CAROLINE PERSON (40)
--------------------
(Birth Date:  April 1, 1962)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Assistant Secretary
TERM OF OFFICE--Until  the next annual meeting or until her successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL    OCCUPATIONS--Managing    Director,    Deutsche   Asset   Management
  (2002-present) and previously Managing Director,  Zurich Scudder  Investments,
  Inc. (2001-2002); Formerly, Director and Senior Vice President, Zurich Scudder
  Investments, Inc.(1997-2001).

CHARLES A. RIZZO (45)
---------------------
(Birth Date:  August 5, 1957)
Two International Place, Boston, Massachusetts 02110
POSITION HELD WITH THE PORTFOLIO TRUST--Treasurer
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 1999
PRINCIPAL  OCCUPATIONS--Director,  Deutsche  Asset  Management  (April  2000  to
  present);  Certified  Public  Accountant;   Certified  Management  Accountant.
  Formerly,  Vice President and  Department  Head, BT Alex.  Brown  Incorporated
  (Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand
  L.L.P. (PricewaterhouseCoopers LLP) (1993-1998).

BRUCE A. ROSENBLUM (42)
-----------------------
(Birth Date:  September 14, 1960)
One South Street, Baltimore, Maryland 21202
POSITION HELD WITH THE PORTFOLIO TRUST--Assistant Secretary
TERM OF OFFICE--Until  the next annual meeting or until his successor shall have been duly elected and qualified
LENGTH OF TIME SERVED--since 2002
PRINCIPAL  OCCUPATIONS--Director,   Deutsche  Asset  Management  (2002-present).
  Formerly,  Vice President,  Deutsche Asset  Management  (2000-2002);  Partner,
  Freedman, Levy, Kroll & Simonds (1997-1999).

   Messrs.  Hirsch and Rizzo also hold similar  positions  for other  investment companies for which ICC  Distributors,  or an affiliate  serves as the principal underwriter.

   No person who is an officer or director of Bankers Trust or DeAM,  Inc. is an officer or Trustee of the Portfolio  Trust. No director,  officer or employee of
ICC  Distributors,  Inc. or any of its affiliates will receive any  compensation from the  Portfolio  Trust for serving as an officer or Trustee of the Portfolio
Trust.

COMMITTEES -- The Board of Directors has an Audit Committee the purpose of which is to meet with the  independent  auditors,  to review the work of the auditors, and  to  oversee  the  handling  by  Security  Management  Company,  LLC  of the accounting  functions for the Funds. The Audit Committee  currently  consists of
Messrs.  Chubb and  Morris  and Ms.  Lumpkin.  The Audit  Committee  held  three meetings during the fiscal year ended September 30, 2002.

REMUNERATION OF DIRECTORS AND OTHERS

The Fund's directors, except those directors who are "interested persons" of the
Fund,  receive from the Security  Income Fund an annual retainer of $2,083 and a fee of $3,500 per meeting, plus reasonable travel costs, for each meeting of the board  attended.  In addition,  certain  directors  who are members of the audit committee  receive a fee of $2,000 per meeting and  reasonable  travel costs for each  meeting  of the  Fund's  audit  committee  attended.  The  Fund  pays  its respective share of directors' fees, audit committee fees and travel costs based on relative net assets. (The Directors do not receive compensation upon retiring as Director of the Fund.)

   The Fund does not pay any fees to, or reimburse  expenses of,  directors  who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the directors  during the fiscal year ended September 30,
2002,  and the  aggregate  compensation  paid to  each of the  directors  during calendar year 2002 by all seven of the registered  investment companies to which the Investment Manager provides investment advisory services (collectively,  the
"Security  Fund  Complex"),  are set forth  below.  Each of the  directors  is a director of each of the other  registered  investment  companies in the Security
Fund Complex.

SECURITY INCOME FUND DIRECTOR COMPENSATION TABLE --

================================================================================
                         AGGREGATE COMPENSATION FROM     TOTAL COMPENSATION FROM
        NAME                SECURITY INCOME FUND          SECURITY FUND COMPLEX
--------------------------------------------------------------------------------
Donald A. Chubb, Jr.               $3,958                        $47,500
John D. Cleland                       N/A                            N/A
Penny A. Lumpkin                    3,958                         47,500
Mark L. Morris, Jr.                 3,958                         47,500
Maynard Oliverius                   3,958                         47,500
James R. Schmank                      N/A                            N/A
================================================================================

   As of December 12, 2002 the officers and directors of Security Income Fund as a group  beneficially  owned less than 1% of the total outstanding voting shares of the Fund.

PORTFOLIO TRUSTEE COMPENSATION TABLE --

==========================================================================================
                                  AGGREGATE COMPENSATION      TOTAL COMPENSATION FROM FUND
NAME OF PERSON, POSITION          FROM PORTFOLIO TRUST(1)     COMPLEX PAID TO TRUSTEES(2)
------------------------------------------------------------------------------------------
Charles P. Biggar,                        $ 9,972                       $48,750
Trustee of Portfolio Trust(3)
------------------------------------------------------------------------------------------
S. Leland Dill,                           $11,887                       $72,250
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Philip Saunders, Jr.,                     $11,814                       $71,417
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Martin J. Gruber,                         $11,814                       $71,417
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Richard J. Herring,                       $11,814                       $71,417
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Bruce E. Langton,                         $ 9,972                       $48,750
Trustee of Portfolio Trust(3)
------------------------------------------------------------------------------------------
Richard R. Burt,                          $ 1,842                       $68,917
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Joseph R. Hardiman,                       $ 1,842                       $68,917
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Graham E. Jones,                          $ 1,842                       $43,667
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Rebecca W. Rimel,                         $ 1,842                       $68,917
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
William N. Searcy,                        $ 1,842                       $46,667
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Robert H. Wadsworth,                      $ 1,842                       $68,917
Trustee of Portfolio Trust
------------------------------------------------------------------------------------------
Harry Van Benschoten,                     $ 9,972                       $48,750
Trustee of Portfolio Trust(3)
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1  Information is provided for the Portfolio Trust's fiscal year ended September 30, 2002.

2  Aggregated  information  is furnished for the BT Family of Funds which  consists of the following:  BT Investment  Funds, BT  Institutional  Funds, BT Pyramid Mutual Funds, BT
   Advisor Funds,  BT Investment  Portfolios,  Cash Management  Portfolio,  Treasury Money
   Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio,  International Equity
   Portfolio,  Short Intermediate U.S. Government Securities  Portfolio,  Intermediate Tax
   Free Portfolio,  Asset Management  Portfolio,  Equity 500 Index Portfolio,  and Capital
   Appreciation  Portfolio.  The  compensation  is  provided  for the  fiscal  year  ended
   September 30, 2002.

3  Term of position ended July 2002 for Messrs. Bigger, Langton and Van Benschoten.
==========================================================================================

PRINCIPAL  HOLDERS OF  SECURITIES  -- As of December 12, 2002,  the officers and directors of Security Income Fund as a group  beneficially owned less than 1% of the total outstanding voting shares of the Fund.

   As of December 12, 2002,  the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

   As of  December  12,  2002,  the  following  entities  owned,  of record  and beneficially  unless  otherwise  indicated,  5% or more of a class of the Fund's outstanding securities:

            =======================================================
                                              CLASS      PERCENTAGE
            NAME OF STOCKHOLDER               OWNED        OWNED
            -------------------------------------------------------
            Security Financial Resources     Class A       5.36%
                                             Class C       9.52%
            =======================================================

DIRECTORS'  OWNERSHIP OF SECURITIES -- As of December 31, 2002, the directors of the Fund  beneficially  owned shares of the Fund in the dollar  ranges set forth below and also beneficially  owned shares of other mutual funds in the family of mutual funds overseen by the directors in the dollar ranges set forth below:

==========================================================================================
                                                                    AGGREGATE DOLLAR RANGE
                                                                     OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED
                                                 DOLLAR RANGE        INVESTMENT COMPANIES
                                                  OF EQUITY          OVERSEEN BY DIRECTOR
NAME OF                                           SECURITIES             IN FAMILY OF
DIRECTOR       NAME OF FUND                        IN FUND           INVESTMENT COMPANIES
------------------------------------------------------------------------------------------
Donald A.      Security Equity Fund,            $10,001-$50,000         over $100,000
Chubb, Jr.     Select 25 Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Equity Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Global Series
               ---------------------------------------------------------------------------
               Security Income Fund,               $1-$10,000
               Diversified Income Series
               ---------------------------------------------------------------------------
               Security Cash Fund                  $1-$10,000
               ---------------------------------------------------------------------------
               Security Mid Cap Growth Fund     $10,001-$50,000
               ---------------------------------------------------------------------------
               Secuity Equity Fund,                $1-$10,000
               Large Cap Value Series
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-$10,000
               Small Cap Growth Series
               ---------------------------------------------------------------------------
               SBL Fund,                           $1-$10,000
               Large Cap Value Series
               ---------------------------------------------------------------------------
               SBL Fund,                           $1-$10,000
               Social Awareness Series
               ---------------------------------------------------------------------------
               SBL Fund, Equity Series          $10,001-$50,000
------------------------------------------------------------------------------------------
Penny A.       Security Equity Fund,               $1-$10,000          $50,001-$100,000
Lumpkin        Select 25 Series
               ---------------------------------------------------------------------------
               Security Mid Cap Growth Fund        $1-$10,000
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Equity Series
               ---------------------------------------------------------------------------
               Security Municipal Bond Fund        $1-$10,000
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Global Series
               ---------------------------------------------------------------------------
               Security Income Fund,               $1-$10,000
               Diversified Income Series
               ---------------------------------------------------------------------------
               Security Large Cap Value Fund       $1-$10,000
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-$10,000
               Mid Cap Value Series
               ---------------------------------------------------------------------------
               Security Cash Fund                  $1-$10,000
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-10,000
               Mid Cap Value Series
               ---------------------------------------------------------------------------
               SBL Fund,                           $1-$10,000
               Large Cap Value Series
------------------------------------------------------------------------------------------
Mark L.        Security Income Fund,            $10,001-$50,000         over $100,000
Morris, Jr.    Diversified Income Series
               ---------------------------------------------------------------------------
               Security Mid Cap Growth Fund     $50,000-$10,000
------------------------------------------------------------------------------------------
Maynard        SBL Fund,                        $10,001-$50,000         over $100,000
Oliverius      Small Cap Value Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Select 25 Series
               ---------------------------------------------------------------------------
               Security Income Fund,             over $100,000
               Capital Preservation Series
==========================================================================================

The following directors who are "interested persons" of the Security Income Fund beneficially  owned shares of the Fund in the dollar  ranges set forth below and also  beneficially  owned  shares of other  mutual funds in the family of mutual funds overseen by the directors in the dollar ranges set forth below:

==========================================================================================
                                                                    AGGREGATE DOLLAR RANGE
                                                                     OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED
                                                  DOLLAR RANGE       INVESTMENT COMPANIES
                                                   OF EQUITY         OVERSEEN BY DIRECTOR
NAME OF                                            SECURITIES            IN FAMILY OF
DIRECTOR       NAME OF FUND                         IN FUND          INVESTMENT COMPANIES
------------------------------------------------------------------------------------------
James R.       Security Equity Fund,             Over $100,000          Over $100,000
Schmank        Equity Series
               ---------------------------------------------------------------------------
               Security Equity Fund,             Over $100,000
               Global Series
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-$10,000
               Large Cap Growth Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $50,001-$100,000
               Select 25 Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Small Cap Growth Series
               ---------------------------------------------------------------------------
               Security Mid Cap Growth Fund      Over $100,000
               ---------------------------------------------------------------------------
               Security Equity Fund,             Over $100,000
               Mid Cap Value Series
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-$10,000
               Technology Series
               ---------------------------------------------------------------------------
               Security Cash Fund                  $1-$10,000
               ---------------------------------------------------------------------------
               Security Municipal Bond Fund        $1-$10,000
------------------------------------------------------------------------------------------
John D.        Security Equity Fund,            $10,001-$50,000         Over $100,000
Cleland        Equity Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $50,001-$100,000
               Select 25 Series
               ---------------------------------------------------------------------------
               Security Equity Fund,             over $100,000
               Mid Cap Value Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Global Series
               ---------------------------------------------------------------------------
               Security Cash Fund                  $1-$10,000
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Technology Series
               ---------------------------------------------------------------------------
               Security Equity Fund,            $10,001-$50,000
               Small Cap Growth Series
               ---------------------------------------------------------------------------
               Security Equity Fund,               $1-$10,000
               Large Cap Value Series
               ---------------------------------------------------------------------------
               Security Mid Cap Growth Fund     $10,001-$50,000
==========================================================================================

VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities  (other than short-term debt obligations  maturing in 60 days or less), including listed securities and securities for which price quotations are available,  will normally be valued on the basis of market valuations  furnished by a pricing service. Such market valuations may represent the last quoted price on the  securities'  major trading  exchange or quotes  received from dealers or market makers in the relevant securities or may be determined through the use of matrix  pricing.  In matrix  pricing,  pricing  services may use various pricing models,  involving  comparable  securities,  historic  relative price movements,
economic  factors  and  dealer  quotations.   Over-the-counter  securities  will
normally  be valued at the bid  price.  Short-term  debt  obligations  and money market securities maturing in 60 days or less are valued at amortized cost.

   Securities for which market  quotations are not readily  available are valued by DeAM, Inc. pursuant to procedures adopted by the Portfolio's Trust Board.

   The  NAV per  Share  is  calculated  once  on  each  Valuation  Day as of the
Valuation  Time,  which is currently  3:00 p.m.,  Central  time,  or if the NYSE closes early,  at the time of such early closing.  The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio  and other assets,  if any),  less all  liabilities,  by the total number of its Shares  outstanding.  The Portfolio's  securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily  available,  by  a  method  that  the  Portfolio  Trust  Board  believes accurately reflects fair value.

   Pursuant to  procedures  adopted by the  Portfolio  Trust Board,  the Wrapper
Value  generally will be equal to the difference  between the Book Value and the market  value  (plus  accrued  interest  on the  underlying  securities)  of the applicable  Covered  Assets.  If the market value (plus accrued  interest on the underlying  securities)  of the Covered Assets is greater than their Book Value, the Wrapper  Value will be  reflected  as a liability  of the  Portfolio  in the amount of the  difference,  i.e., a negative  value,  reflecting  the  potential liability of the  Portfolio to the Wrapper  Provider.  If the market value (plus accrued  interest on the  underlying  securities)  of the Covered Assets is less than their Book Value,  the Wrapper  Value will be  reflected as an asset of the
Portfolio in the amount of the difference,  i.e., a positive  value,  reflecting the potential liability of the Wrapper Provider to the Portfolio.  In performing its fair value determination,  the Portfolio Trust Board expects to consider the creditworthiness  and ability of a Wrapper Provider to pay amounts due under the
Wrapper  Agreement.  If the  Portfolio  Trust  Board  determines  that a Wrapper
Provider is unable to make such payments,  that Board may assign a fair value to the Wrapper  Agreement that is less than the  difference  between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable  Covered  Assets and the  Portfolio  might be unable to maintain  NAV stability.

   The  problems  inherent  in making a good  faith  determination  of value are recognized in the codification effected by SEC Financial Reporting Release No. 1
(formerly  Accounting  Series Release No. 113) ("FRR 1"),  which  concludes that there  is "no  automatic  formula"  for  calculating  the  value  of  restricted securities.  It  recommends  that the best  method  simply  is to  consider  all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the--

   type of security involved, financial statements, cost at date of purchase, size of holding,  discount from market value of unrestricted securities of the same  class at the  time of  purchase,  special  reports  prepared  by analysts, information as to any transactions or offers with respect to the security,  existence of merger  proposals or tender  offers  affecting the security,  price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

   The  Adviser  will  value  securities  purchased  by the  Portfolio  that are restricted as to resale or for which current  market  quotations are not readily available,  including  Wrapper  Agreements,  based upon all relevant  factors as outlined in FRR 1.

   The Fund and the Portfolio each reserves the right, if conditions  exist that make cash payments  undesirable,  or for other reasons, to honor any request for redemption or  withdrawal,  respectively,  by making payment wholly or partly in portfolio  securities,  as the same may be  chosen  by the  Adviser  in its sole discretion (a "redemption in kind").  Such securities  shall not include Wrapper
Agreements, and shall be valued as they are for purposes of computing the Fund's or the  Portfolio's  NAV,  as the  case  may be.  If  payment  is made to a Fund shareholder in securities,  the  shareholder may incur  transaction  expenses in converting those securities into cash.

   The  Portfolio  has agreed to make a redemption  in kind to the Fund whenever the Fund  wishes to make a  redemption  in kind to a  shareholder  thereof,  and therefore  Fund  shareholders  that  receive  redemptions  in kind will  receive portfolio  securities  of the  Portfolio  and in no case  will  they  receive  a security issued by the Portfolio. The Portfolio has advised Security Income Fund that the Portfolio will not redeem in kind except in  circumstances in which the
Fund is permitted to redeem in kind or unless requested by the Fund.

   Each investor in the Portfolio,  including the Fund, may add to or reduce its investment in the Portfolio on each  business day the Portfolio  determines  its
NAV.  At the close of business  on each such day,  the value of each  investor's beneficial  interest in the Portfolio will be determined by multiplying  the NAV of the Portfolio by the percentage  effective for that day that  represents that investor's  share of the aggregate  beneficial  interests in the Portfolio.  Any additions or withdrawals  that are to be effected as of the close of business on that day will then be  effected.  The  investor's  percentage  of the  aggregate beneficial  interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the  numerator  of which is the value of the  investor's investment  in the  Portfolio  as of the close of  business  on that day plus or minus,  as the case may be, the amount of net additions to or  withdrawals  from the investor's  investment in the Portfolio effected as of the close of business on that  day,  and (b) the  denominator  of  which is the  aggregate  NAV of the
Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors  therein.  The  percentage so determined  will then be  applied  to  determine  the  value of the  investor's  interest  in the
Portfolio as the close of business on the following business day.

   The Fund and the  Portfolio  each  reserves  the right to  redeem  all of its shares,  if their respective  Boards vote to liquidate the Fund and/or Portfolio as applicable.

OVERVIEW OF TSA  ACCOUNTS -- In general,  Section  403(b)(7) of the Code permits
public  school   employees  and  employees  of  certain  types  of   charitable,
educational and scientific  organizations  specified in Section 501(c)(3) of the
Code to purchase  shares of a mutual  fund  through a  custodial  account,  and, subject to certain limitations,  to exclude the amount of purchase payments from gross income for tax purposes. Shares of the Fund may be purchased in connection with a TSA custodial account.  TSA Accounts may provide  significant tax savings to  individuals,  but are  governed by a complex set of tax rules under the Code and the regulations promulgated by the Department of the Treasury thereunder.

   If you already have a Security Funds TSA custodial  account,  you may be able to  invest  in the  Fund.  If you do not  presently  have a  Security  Funds TSA custodial account and you meet the requirements of the applicable tax rules, you may be able to create a Security Funds TSA custodial account (or a TSA custodial account from  another  provider  that makes shares of the Fund  available to its customers) and invest in shares of the Fund through that TSA. Class A shares may not be available to TSA custodial  accounts opened on or after June 5, 2000. The minimum  initial or  subsequent  investment  in a Security  Funds TSA  custodial account  is $50.  An  annual  administration  fee of $25 is  required  for  each
Security  Funds TSA custodial  account with a balance less than $25,000 and a $5 withdrawal fee will be charged when any Security Funds TSA custodial  account is closed.

   TSA  OWNERS  AND  OTHER  PROSPECTIVE  INVESTORS  SHOULD  CONSULT  WITH  THEIR
PROFESSIONAL TAX AND FINANCIAL  ADVISERS BEFORE  ESTABLISHING A TSA OR OTHERWISE
INVESTING IN SHARES.

OVERVIEW OF THE TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS

In general,  an IRA is a trust or custodial  account  established  in the United
States for the exclusive  benefit of an individual or his or her  beneficiaries.
Most IRAs are designed  principally as retirement  savings  vehicles.  Coverdell
Education  Savings  Accounts,  formerly known as Education IRAs, are designed to provide a tax-favored means of saving for a child's educational  expenses.  IRAs may  provide  significant  tax  savings to  individuals,  but are  governed by a complex set of tax rules set out under the Code, and the regulations promulgated by the Department of the Treasury  thereunder.  If you already have an IRA, your
IRA may be able to invest in the Fund. If you do not  presently  have an IRA and you meet the requirements of the applicable tax rules, you may be able to create an IRA and invest in Shares of the Fund  through that IRA.  Included  below is a general  discussion  of  some  IRA  features.  However,  IRA  owners  and  other prospective  investors should consult with their  professional tax and financial advisers before establishing an IRA or investing in Shares.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs) -- Individual Retirement Account Custodial
Agreements are available to provide investment in shares of the Fund or in other
Funds in the  Security  Group.  An  individual  may  initiate an IRA through the
Underwriter  by executing the custodial  agreement and making a minimum  initial investment  of at least $100.  A $10 annual fee is charged for  maintaining  the account.

   An individual may make a contribution to a traditional IRA each year of up to the lesser of 100% of earned  income  under  current  tax law or the  applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

The  IRAs  described  in  this  paragraph  are  called   "traditional  IRAs"  to
distinguish them from the "Roth IRAs," which are described  below.  Spousal IRAS allow an individual and his or her souse to contribute up to the maximum to each of their  respective IRAs (up to 100% of joint earned income) so long as a joint tax  return is filed.  The  maximum  amount the  higher  compensated  spouse may contribute  for the year is the  lesser of the  applicable  sum set forth in the table  above  or 100% of that  spouse's  compensation.  The  maximum  the  lower compensated  spouse may  contribute is the lesser of (i) the  applicable sum set forth in the table  above or (ii) 100% of that  spouse's  compensation  plus the amount by which the higher compensated spouse's  compensation exceeds the amount the higher  compensated  spouse contributes to his or her IRA. If you are age 50 or over, you may make an additional  catch up contribution  to your  traditional
IRA of $500 during the tax years of  2002-2005,  or $1,000 for the tax year 2006 or any tax year thereafter.

   Generally  if a taxpayer is not covered by an  employer-sponsored  retirement plan,  the amount the taxpayer  may deduct for federal  income tax purposes in a year for  contributions  to an IRA is the lesser of the applicable sum set forth in the table above or the taxpayer's  compensation for the year. If the taxpayer is  covered  by  an  employer-sponsored  retirement  plan,  the  amount  of  IRA contributions  the  taxpayer  may deduct in a year may be reduced or  eliminated based on the  taxpayer's  adjusted gross income for the year. The adjusted gross income  level at  which a  single  taxpayer's  deduction  for 2002 is  affected,
$34,000,  will  increase  annually  until the year 2005 as follows:  $40,000 for
2003,  $45,000 for 2004 and $50,000 for 2005 and thereafter.  The adjusted gross income level at which the  deduction  for 2002 for a married  taxpayer (who does not file a separate return) is affected, $54,000 will increase annually to until the year 2007 as follows:  $60,000 for 2003, $65,000 for 2004, $70,000 for 2005,
$75,000  for  2006 and  $80,000  for 2007 and  thereafter.  If the  taxpayer  is married,  files a separate tax return, and is covered by a qualified  retirement plan,  the  taxpayer  may not make a  deductible  contribution  to an IRA if the taxpayer's  income  exceeds  $10,000.  If  the  taxpayer  is not  covered  by an employer-sponsored retirement plan, but the taxpayer's spouse is, the amount the taxpayer may deduct for IRA  contributions  will be phased out if the taxpayer's adjusted gross income is between $150,000 and $160,000.

   Contributions must be made in cash no later than April 15 following the close of the tax year. No annual  contribution  is permitted for the year in which the investor reaches age 70 1/2 or any year thereafter.

   In addition to annual contributions,  total distributions and certain partial distributions from certain  employer-sponsored  retirement plans may be eligible to be reinvested  into a traditional  IRA if the  reinvestment is made within 60 days of receipt of the distribution by the taxpayer. Such rollover contributions are not subject to the limitations on annual IRA contributions described above.

ROTH IRAS -- Section 408A of the Code permits eligible  individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet  certain  requirements  are not subject to federal  income tax. The maximum annual  contribution  amount is equal to the lesser of 100% of earned  income or the applicable dollar amount shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

However,  your ability to contribute to a Roth IRA will be reduced or eliminated if your adjusted gross income exceeds certain amounts (currently  $150,000 for a married  couple  filing a joint return and $95,000 for a single  taxpayer).  The maximum amount you may  contribute  will also be reduced by any amounts that you contribute  to a  traditional  IRA.  If you are age 50 or over,  you may make an additional  catch up  contribution to your Roth IRA of $500 during the tax years of 2002-2005 or $1,000 if it is during the 2006 tax year or any year thereafter.
In general, Roth IRAS are subject to certain required distribution requirements.
Unlike  a  traditional  IRA,  Roth  IRAs are not  subject  to  minimum  required distribution rules during the owner's lifetime.  Generally,  however, the amount remaining in a Roth IRA must be  distributed  by the end of the fifth year after the death of the owner.

   The owner of a traditional  IRA may convert the  traditional  IRA into a Roth
IRA under certain  circumstances.  The conversion of a traditional IRA to a Roth
IRA will subject the amount of the converted  traditional  IRA to federal income tax. If a traditional  IRA is converted to a Roth IRA, the taxable amount of the owner's traditional IRA will be considered taxable income for federal income tax purposes for the year of conversion.

COVERDELL  EDUCATION SAVINGS ACCOUNT -- Section 530 of the Code permits eligible individuals to establish a Coverdell  Education  Savings  Account on behalf of a beneficiary.  Contributions  to a Coverdell  Education  Savings  Account are not
deductible,  but qualified  distributions  to the beneficiary are not subject to federal income tax. The maximum annual  contribution  amount of $2,000 is phased out if the individual is single and has an adjusted gross income between $95,000 and  $110,000,  or if the  individual  is married  and the couple has a combined adjusted gross income between $190,000 and $200,000. Coverdell Education Savings
Accounts are subject to certain required distribution  requirements.  Generally,
the  amount  remaining  in  a  Coverdell   Education  Savings  Account  must  be
distributed  within 30 days after the beneficiary's 20th birthday or rolled into a new Coverdell Education Savings Account for another eligible beneficiary.

SIMPLE IRAS -- In general,  a SIMPLE plan may be  established  by any  employer, including a sole proprietorship or corporation with 100 or fewer employees,  and must be the only retirement plan maintained by the employer. Under a SIMPLE plan using SIMPLE IRAs, a SIMPLE IRA is created for each eligible  employee which, in general,  includes all  employees  who received at least $5,000 in  compensation during  any two  years  preceding  the  year  for  which  eligibility  is  being determined (i.e., the current year) and is reasonably  expected to earn at least
$5,000  during the current year. As with  SEP-IRAs,  SIMPLE IRAs are  individual accounts  owned by each  eligible  employee.  Under a SIMPLE IRA plan,  eligible employees can elect to contribute a portion of their salary to their SIMPLE IRA.

   The Investment  Manager makes available SIMPLE IRAs to provide  investment in shares of the Fund.  Contributions  to a SIMPLE  IRA will  include  both  salary deferral contributions and employer contributions. Contributions must be made in cash and cannot exceed the maximum  amount  allowed under the Code. On a pre-tax basis,  compensation  (through salary  deferrals) may be contributed to a SIMPLE
IRA.  Elective  deferrals  are based on a stated  percentage  of the  employee's compensation,  and are limited to the applicable dollar amount per year as shown in the table below.

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2003                 $ 8,000
                           2004                 $ 9,000
                    2005 and thereafter         $10,000
                    =======================================

The $10,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2005 tax year.  If you are age 50 or over,  catch up contributions  can be made to your  SIMPLE  IRA in an amount up to the lesser of
(i)  your  compensation  for  the tax  year,  reduced  by all of  your  elective deferrals that were made to other plans, or (ii) the applicable dollar amount as shown in the table below.

                    ========================================
                                            ADDITIONAL CATCH
                         TAX YEAR               UP AMOUNT
                    ----------------------------------------
                           2003                  $1,000
                           2004                  $1,500
                           2005                  $2,000
                    2006 and thereafter          $2,500
                    ========================================

The $2,500 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. Catch-up  contributions are only available to individuals  for whom no other elective  deferrals may otherwise be made for the year because of a limit imposed by law or the plan.  In addition,  employers are required to make either (1) a dollar-for-dollar  matching  contribution or (2) a nonelective  contribution to each  participant's  account each year. In general, matching  contributions  must equal up to 3% of compensation,  but under certain circumstances,  employers may make lower matching contributions.  Instead of the match, employers may make a nonelective contribution equal to 2% of compensation
(compensation  for  purposes  of any  nonelective  contribution  is  limited  to
$200,000, as indexed).

PENSION AND PROFIT SHARING PLANS

Prototype corporate pension or profit-sharing  plans meeting the requirements of
Code Section 401(a) are  available.  Information  concerning  these plans may be obtained from the Distributor.

403(B)  RETIREMENT  PLANS -- Employees of public school  systems and  tax-exempt organizations  meeting the  requirements of Code Section  501(c)(3) may purchase shares  of the Fund or of other  funds in the  Security  Group  under a  Section
403(b) Plan.  Class A shares may not be  available to custodial  accounts of the
Investment  Manager  opened on or after June 5,  2000.  The  minimum  initial or subsequent investment in a custodial account under a Section 403(b) Plan is $50.
An annual  administration fee of $25 is required for each custodial account with a balance  less than  $25,000 and a $5  withdrawal  fee will be charged when any custodial account is closed.

   Section 403(b) Plans are subject to numerous  restrictions on the amount that may be contributed,  the persons who are eligible to participate,  the time when distributions may commence, and the number and amount of any loans requested.

SIMPLIFIED  EMPLOYEE  PENSION  (SEP) PLANS -- A prototype  SEP is available  for corporations, partnerships or sole proprietors desiring to adopt such a plan for purchases  of  IRAs  for  their  employees.  Employers  establishing  a SEP  may contribute a maximum of $40,000 a year to an IRA for each employee. This maximum is subject to a number of limitations.

OWNERSHIP OF SHARES THROUGH PLANS

Fund Shares owned by Plan Participants through Plans are held either directly by the respective  Plan, or beneficially  through  vehicles such as bank collective funds or insurance  company separate  accounts  consisting  solely of such Plans
(collectively, "Plan Pools"), which will in turn offer the Fund as an investment option  to  their  participants.  Investments  in the  Fund  may  by  themselves represent  an  investment  option  for a  Plan  or may be  combined  with  other investments  as part of a pooled  investment  option for the Plan. In the latter case, the Fund may require Plans to provide information regarding the withdrawal order and other  characteristics  of any pooled  investment  option in which the
Shares  are  included  prior  to  a  Plan's  initial  investment  in  the  Fund.
Thereafter,  the Fund will require the Plan to provide information regarding any changes  to the  withdrawal  order  and  other  characteristics  of  the  pooled investment  option  before such  changes are  implemented.  The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included  is  determined  at any time to be  disadvantageous  to the Fund.  Plan
Participants  should contact their Plan  administrator or the organization  that provides recordkeeping services if they have questions concerning their account.
Plan  administrators and fiduciaries should call  1-800-888-2461 for information regarding a Plan's account with the Fund.

QUALIFIED REDEMPTIONS

At any time, a redemption of Fund Shares can be effected  without  assessment of the  Redemption  Fee as described in the  Prospectus,  if such  redemption  is a
"Qualified  Plan  Redemption,"  a  "Qualified  Charitable  Trust  Redemption,  a
"Qualified  TSA  Redemption" or a "Qualified IRA  Redemption."  "Qualified  Plan
Redemptions"  are  redemptions   resulting  from  a  Plan  Participant's  death,
disability,  retirement or termination of employment or to make loans to, or "in service"  withdrawals  by,  a  Plan  Participant.  "Qualified  Charitable  Trust
Redemptions"  are  redemptions  from  the  Charitable  Trust  used to  fund  the charitable  purposes of the Charitable  Trust. All other redemptions are subject to the Redemption Fee if the Interest Rate Trigger is active.

   A "Qualified TSA Redemption" is:

o  a redemption made by an owner of a TSA account to effect a distribution  from his or her account that is not subject to the 10% penalty tax imposed by Code
   Section  72(t),  other than a rollover  from a TSA account to an IRA or other
   TSA  account  and,  direct  trustee-to-trustee  transfers,  unless  the owner continues the investment of the transferred amount in the Fund;

o  a transfer to another investment option that is not a competing fund* in your
   TSA account if:

   -  your TSA account does not allow transfers to competing funds or

   -  your TSA account requires  transfers  between the Fund and a non-competing fund to remain in the  non-competing  fund for a period of at least  three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration  of three  years or  less,  or any  investment  option  that  seeks to maintain a stable value per unit or share, including money market funds.

   In  general,  Section  72(t) of the Code  imposes  a 10%  penalty  tax on any distribution  received by a taxpayer who owns a TSA account prior to the date on which  the  taxpayer  reaches  age 59 1/2,  unless  the  distribution  meets the requirements of a specific  exception to the penalty tax. In general,  rollovers or direct trustee-to-trustee  transfers (direct rollovers) from a TSA account to an IRA,  from one TSA  account to another  and from a TSA account to a qualified retirement  plan or  governmental  457 plan  account are not subject to tax. TSA account  owners  requesting  a  redemption  of Fund  Shares  will be required to provide a written statement as to whether the proceeds of the redemption will be subject to a penalty tax and, if not, to identify  the specific  exception  upon which the owner intends to rely. The  information  provided by the owner will be reflected  on the Form  1099-R  issued to the owner and filed with the  Internal
Revenue  Service in connection  with the redemption as well as forming the basis for redemption as a Qualified TSA  Redemption.  The Fund may require  additional evidence,  such as the opinion of a certified public accountant or tax attorney, that any  particular  redemption  will not be subject to any  penalty  tax.  TSA
ACCOUNT OWNERS SHOULD CONSULT THEIR TAX ADVISERS  REGARDING THE TAX CONSEQUENCES
OF ANY REDEMPTION. TSA Account owners may be required to provide evidence that a requested  transfer  of  funds  within  his or her  custodial  account  is not a transfer to a competing fund.

   Some of the  exceptions to the 10% penalty taxes are  described  below.  This description  is  intended  to  provide  only a brief  summary  of the  principal exceptions to the additional tax imposed on early  withdrawals under the current provisions of the Code,  which may change from time to time. The Fund intends to conform the definition of Qualified TSA Redemptions to changes in applicable tax laws;  however,  the Fund reserves the right to continue to define Qualified TSA
Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

   In  general,  the early  withdrawal  penalty tax imposed by the Code will not apply to the following types of distributions from a TSA account:

1.  Distributions  made on or  after  the date on which  the TSA  account  owner attains age 59 1/2;

2.  Distributions  made to a  beneficiary  (or to the estate of the TSA  account owner) on or after the death of the TSA account owner;

3.  Distributions attributable to the TSA account owner being disabled;

4.  Distributions  made to the TSA account owner after  separation  from service after age 55;

5.  Distributions  to an alternate  payee (e.g. a former  spouse)  pursuant to a qualified domestic relations order;

6.  Distributions  that are part of a series  of  substantially  equal  periodic payments made at least annually for the life (or life expectancy) of the TSA account owner, or the joint lives (or life  expectancies) of the TSA account owner and his or her  designated  beneficiary,  after the TSA account  owner separates from service;

7.  Distributions  made to a TSA  account  owner for  medical  care,  but not in excess of the amount  allowable  as a medical  expense  deduction by the TSA account owner on his or her tax return for the year;

8.  Distributions timely made to correct an excess contribution; and

9.  Distributions timely made to reduce an excess elective deferral.

   A "Qualified IRA Redemption" is a redemption made by an IRA owner to effect a distribution  from his or her IRA account that is not subject to the 10% penalty tax imposed by Section 72(t) or 530(d), as applicable, other than IRA rollovers, direct trustee-to-trustee  transfers and conversions of Traditional IRAs to Roth
IRAs, unless the IRA owner continues the investment of the transferred amount in the Fund.

   In  general,  Section  72(t) of the Code  imposes  a 10%  penalty  tax on any distribution  received by a taxpayer from a Traditional  IRA,  SEP-IRA or SIMPLE
IRA prior to the date on which  the  taxpayer  reaches  age 59 1/2,  unless  the
distributiON  meets the requirements of a specific exception to the penalty tax.
Similar  penalties apply to early withdrawals from Roth IRAs and Keogh Plans. In general,  rollovers  from  one  IRA to  another  and  direct  trustee-to-trustee transfers  from an IRA to another IRA (or to  qualified  retirement  plans,  TSA plans,  or  governmental  457  plans)  are  not  subject  to tax.  In  addition, conversions of  Traditional  IRAs to Roth IRAs are subject to income tax but are not  subject  to the early  withdrawal  penalty  tax.  IRA owners  requesting  a redemption of Fund Shares will be required to provide a written  statement as to whether the proceeds of the redemption  will be subject to a penalty tax and, if not, to identify  the  specific  exception  upon which the IRA owner  intends to rely.  The  information  provided by the IRA owner will be reflected on the Form
1099-R  issued to the IRA owner and filed with the Internal  Revenue  Service in connection  with the redemption as well as forming the basis for redemption as a
Qualified IRA Redemption.  The Fund may require additional evidence, such as the opinion of a certified  public  accountant or tax attorney,  that any particular redemption  will not be subject to any penalty  tax. IRA OWNERS  SHOULD  CONSULT
THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

   Some of the  exceptions to the 10% penalty taxes are  described  below.  This description  is  intended  to  provide  only a brief  summary  of the  principal exceptions to the additional tax imposed on early  withdrawals under the current provisions of the Code,  which may change from time to time. The Fund intends to conform the definition of Qualified IRA Redemptions to changes in applicable tax laws;  however,  the Fund reserves the right to continue to define Qualified IRA
Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

TRADITIONAL  IRAS,  SEP-IRAS AND SIMPLE IRAS -- In general,  the 10% penalty tax imposed by Section  72(t) of the Code will not apply to the  following  types of distributions from a Traditional IRA, SEP-IRA or SIMPLE IRA:

1.  Distributions  made on or after the date on which the IRA owner  attains age
    59 1/2;

2.  Distributions  made to a beneficiary  (or to the estate of the IRA owner) on or after the death of the IRA owner;

3.  Distributions  attributable  to the IRA owner's  being  disabled  within the meaning of Section 72(m)(7) of the Code;

4.  Distributions  made to the IRA owner to the extent such distributions do not exceed the amount of unreimbursed  medical  expenses  allowed as a deduction under Section 213 of the Code;

5.  Distributions to unemployed  individuals to the extent such distributions do not exceed the amount paid for medical  insurance  as  described  in Section
    213(d)(1)(D)  of the  Code  for the IRA  owner,  and his or her  spouse  and dependents;

6.  Distributions to an IRA owner to the extent such distributions do not exceed the qualified higher education expenses, as defined in Section 72(t)(7), for the IRA owner;

7.  Distributions  to an IRA owner  that are used to acquire a first  home,  and that meet the definition of "qualified  first-time homebuyer  distributions"
    under section 72(t)(8) of the Code; and

8.  Distributions  that are part of a series  of  substantially  equal  periodic payments made at least annually for the life (or life expectancy) of the IRA owner, or the joint lives (or life expectancies) of the IRA owner and his or her designated beneficiary.

ROTH IRAS -- With  respect  to a Roth IRA,  all  "qualified  distributions"  are excluded from gross income and,  therefore,  from the 10% penalty tax imposed by
Section 72(t). In general, qualified distributions from a Roth IRA include:

1.  Distributions  made on or after the date on which the IRA owner  attains age
    59 1/2;

2.  Distributions  made to a beneficiary  (or to the estate of the IRA owner) on or after the death of the IRA owner;

3.  Distributions  attributable  to the IRA owner's  being  disabled  within the meaning of Section 72(m)(7) of the Code; and

4.  Distributions  to an IRA owner  that are used to acquire a first  home,  and that meet the definition of "qualified  first-time homebuyer  distributions"
    under Section 72(t)(8) of the Code.

   However,  a  distribution  will not be a qualified  distribution,  even if it otherwise meets the definition, if it is made within the 5-year period beginning with the first  taxable  year for which the IRA owner made a  contribution  to a
Roth IRA (or such person's  spouse made a contribution to a Roth IRA established for the IRA  owner).  Special  rules  apply with  respect  to  certain  types of rollovers.

   To the extent a distribution from a Roth IRA is not a qualified distribution, either  because it does not meet the definition of a qualified  distribution  in the first instance,  or because it is made within the five-year period described in Section  408A(d)(2)(B),  the  portion  of the  distribution  that  represents earnings  will be  subject  to tax in  accordance  with  Section 72 of the Code, including the 10% penalty tax imposed under Section 72(t).  The same  exceptions to the penalty  tax that apply to  Traditional  IRAs will apply to  nonqualified distributions from Roth IRAs.

COVERDELL EDUCATION SAVINGS ACCOUNTS -- Distributions from a Coverdell Education
Savings  Account  are  included  in  income  unless  the  qualified  elementary, secondary,  or higher education expenses of the designated beneficiary are equal to or  greater  than the  amount of such  distributions.  In  addition,  certain special  rules  are  provided  that  permit  certain  rollovers  or  changes  in beneficiaries.  Any  distribution  that is subject to tax under  Section 530 may also be subject to the 10% penalty tax  imposed by Section  530(d)(4)  unless an exception  applies.  Thus,  in  general,  any  non-exempt  distribution  from  a
Coverdell  Education  Savings  Account  that  exceeds  the  amount of  qualified
elementary,   secondary,   or  higher  education   expenses  of  the  designated
beneficiary  will be subject to the 10%  penalty tax and thus will not be exempt from the redemption fee.

HOW TO PURCHASE SHARES

Investors  may purchase  shares of the Fund through  authorized  dealers who are members of the NASD. In addition,  banks and other  financial  institutions  may make shares of the Fund available to their customers. (Banks and other financial institutions  that make shares of the Fund available to their customers in Texas must be registered  with that state as securities  dealers.) The minimum initial investment  is $100.  The  minimum  subsequent  investment  is $100  unless made through an Accumulation Plan which allows for subsequent  investments of $20. An application may be obtained from the Fund Administrator.

   As a convenience to investors and to save operating  expenses,  the Fund does not issue  certificates  for full  shares  except  upon  written  request by the investor or his or her investment dealer. Certificates will be issued at no cost to the  stockholder.  No certificates  will be issued for fractional  shares and fractional shares may be withdrawn only by redemption for cash.

   Orders  for the  purchase  of  shares  of the Fund  will be  confirmed  at an offering  price equal to the net asset value  ("NAV") per share next  determined after  receipt of the order in proper form by Security  Distributors,  Inc. (the
"Distributor")  (generally as of the close of the Exchange on that day) plus the sales charge in the case of Class A shares.  Orders received by dealers or other firms prior to the close of the Exchange and received by the  Distributor  prior to the  close  of its  business  day will be  confirmed  at the  offering  price effective  as of the  close of the  Exchange  on that  day.  Dealers  and  other financial services firms are obligated to transmit orders promptly.

   The Fund  reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

ALTERNATIVE PURCHASE OPTIONS -- The Fund offers three classes of shares:

   CLASS A SHARES - FRONT-END LOAD OPTION.  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed  (except that shares sold in an amount of  $1,000,000  or more without a front-end  sales charge will be subject to a contingent  deferred sales charge of 1% for one year).  See Appendix B for a discussion of "Rights of
Accumulation"  and "Statement of  Intention,"  which options may serve to reduce the front-end sales charge.

   CLASS B SHARES - BACK-END  LOAD  OPTION.  Class B shares  are sold  without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed  within five years of the date of purchase.  Class B shares will  automatically  convert to Class A shares at the end of eight  years  after purchase.

   CLASS C SHARES - LEVEL LOAD  OPTION.  Class C shares are sold without a sales charge at the time of purchase,  but are subject to a contingent  deferred sales charge if they are redeemed within one year of the date of purchase.

   The decision as to which class is more  beneficial to an investor  depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over  time,  might  consider  Class A shares.  Other  investors  might consider Class B or Class C shares,  in which case 100% of the purchase price is invested  immediately,  depending on the amount of the purchase and the intended length of investment.

   Dealers or others may receive  different levels of compensation  depending on which class of shares they sell.

CLASS A SHARES -- Class A shares are offered at NAV plus an initial sales charge as follows:

================================================================================
                                                    SALES CHARGE
                                    --------------------------------------------
                                                     PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                  PERCENTAGE OF      NET AMOUNT    REALLOWABLE
AT OFFERING PRICE                   OFFERING PRICE      INVESTED     TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000                      3.50%            3.63%          3.00%
$100,000 but less than $500,000         2.50             2.56           2.00
$500,000 but less than $1,000,000       1.50             1.52           1.00
$1,000,000 and over                     None             None        (See below)
================================================================================

   The  Distributor  will pay a commission to dealers on purchases of $1,000,000 or more as  follows:  0.50% on sales up to  $5,000,000,  plus  0.25% on sales of
$5,000,000 or more up to $10,000,000,  and 0.10% on any amount of $10,000,000 or more.

CLASS A  DISTRIBUTION  PLAN -- As  discussed in the  prospectus,  the Fund has a
Distribution  Plan for its Class A shares  pursuant to Rule 12b-1 under the 1940
Act. The Plan  authorizes  the Fund to pay an annual fee to the  Distributor  of
0.25% of the  average  daily NAV of the  Class A shares  of the Fund to  finance various  activities  relating to the  distribution of such shares of the Fund to investors.  These  expenses  include,  but are not  limited  to, the  payment of compensation  (including  compensation to securities dealers and other financial institutions and  organizations) to obtain various  administrative  services for the Fund. These services include, among other things, processing new shareholder account  applications  and  serving  as the  primary  source of  information  to customers in answering questions concerning the Fund and their transactions with the  Fund.  The  Plan  may  also be used  to pay for  sub-administration  and/or sub-transfer  agency  services  provided  for  the  benefit  of  the  Fund.  The
Distributor is also  authorized to engage in  advertising,  the  preparation and distribution of sales literature and other  promotional  activities on behalf of the Fund.  The  Distributor  is  required  to report in  writing to the Board of
Directors of Security  Income Fund and the board will review at least  quarterly the amounts and purpose of any payments made under the Plan. The  Distributor is also required to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed  determination  of whether the Plan should be continued.

   The Plan became  effective on February 10, 1999.  The Plan will continue from year to year,  provided that such continuance is approved at least annually by a vote of a majority of the Board of Directors  of the Fund,  including a majority of the independent  directors cast in person at a meeting called for the purpose of  voting on such  continuance.  The Plan can be  terminated  at any time on 60 days'  written  notice,  without  penalty,  if a majority  of the  disinterested directors or the Class A shareholders  vote to terminate the Plan. Any agreement relating to the  implementation  of the Plan terminates  automatically  if it is assigned.  The Plan may not be  amended  to  increase  materially  the amount of payments thereunder without approval of the Class A shareholders of the Fund.

   Because all amounts paid  pursuant to the  Distribution  Plan are paid to the
Distributor,  the Fund Administrator and its officers,  directors and employees,
including  Messrs.   Cleland  and  Schmank  (directors  of  the  Fund),  Messrs.
Toussaint,  Swickard,  Bowser,  Phalen, Ms. Harwood and Ms. Lee (officers of the
Fund), all may be deemed to have a direct or indirect  financial interest in the operation of the  Distribution  Plan. None of the  independent  directors have a direct or indirect financial interest in the operation of the Distribution Plan.

   Benefits  from  the  Distribution  Plan  may  accrue  to  the  Fund  and  its stockholders  from the  growth  in assets  due to sales of shares to the  public pursuant to the Distribution  Agreement with the  Distributor.  Increases in the net  assets  of the  Fund  from  sales  pursuant  to its  Distribution  Plan and
Agreement may benefit  shareholders by reducing per share  expenses,  permitting increased investment  flexibility and diversification of such Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions.

CLASS B SHARES -- Class B shares are  offered at NAV,  without an initial  sales charge. With certain exceptions,  the Fund may impose a deferred sales charge on shares  redeemed  within five years of the date of purchase.  No deferred  sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption  proceeds  otherwise  payable to you. The deferred sales charge is retained by the Distributor.

   Whether a contingent  deferred  sales charge is imposed and the amount of the charge  will depend on the number of years  since the  investor  made a purchase payment  from  which an amount is being  redeemed,  according  to the  following schedule:

                  ===========================================
                  YEAR SINCE PURCHASE     CONTINGENT DEFERRED
                   PAYMENT WAS MADE          SALES CHARGE
                  -------------------------------------------
                           1                      5%
                           2                      4%
                           3                      3%
                           4                      3%
                           5                      2%
                      6 and more                  0%
                  ===========================================

   Class B shares (except shares purchased through the reinvestment of dividends and other  distributions paid with respect to Class B shares) will automatically convert,  on the eighth  anniversary of the date such shares were purchased,  to
Class A shares which are subject to a lower  distribution  fee.  This  automatic conversion of Class B shares will take place  without  imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates  will require the return of the stock  certificates to the transfer agent.)  All  shares  purchased  through  reinvestment  of  dividends  and other distributions paid with respect to Class B shares  ("reinvestment  shares") will be considered to be held in a separate subaccount.  Each time any Class B shares
(other than those held in the subaccount)  convert to Class A shares, a pro rata portion of the  reinvestment  shares held in the subaccount will also convert to
Class A shares.  Class B shares so  converted  will no longer be  subject to the higher expenses borne by Class B shares.  Because the NAV per share of the Class
A shares  may be higher or lower  than that of the Class B shares at the time of conversion,  although  the dollar  value  will be the same,  a  shareholder  may receive more or less Class A shares than the number of Class B shares converted.
Under  current law, it is the Fund's  opinion  that such a  conversion  will not constitute a taxable event under federal  income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B stockholders.

CLASS B  DISTRIBUTION  PLAN -- The Fund bears  some of the costs of selling  its
Class B shares  under a  Distribution  Plan  adopted with respect to its Class B shares ("Class B Distribution  Plan") pursuant to Rule 12b-1 under the 1940 Act.
This Plan  provides for payments at an annual rate of 0.75% of the average daily
NAV of  Class B  shares.  Amounts  paid by the Fund  are  currently  used to pay dealers and other firms that make Class B shares  available  to their  customers
(1) a commission at the time of purchase normally equal to 2.75% of the value of each share  sold and (2) a service  fee for  account  maintenance  and  personal service to shareholders payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to 0.25% annually of the average daily
NAV of Class B  shares  sold by such  dealers  and  other  firms  and  remaining outstanding  on the books of the Fund.  The  service fee may also be used to pay for  sub-administration  and/or  sub-transfer  agency services  provided for the benefit of the Fund.

   Rules of the NASD limit the aggregate  amount that a Fund may pay annually in distribution costs for the sale of its Class B shares to 6.25% of gross sales of
Class B shares since the inception of the  Distribution  Plan,  plus interest at the  prime  rate plus 1% on such  amount  (less any  contingent  deferred  sales charges  paid by  Class B  shareholders  to the  Distributor).  The  Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection  with the Class B Distribution  Plan which exceed current annual payments  permitted to be received by the Distributor  from the Fund. The
Distributor intends to seek full payment of such charges from the Fund (together with  annual  interest  thereon  at the prime  rate plus 1%) at such time in the future as, and to the extent that,  payment  thereof by the Fund would be within permitted limits.

   The Fund's Class B Distribution Plan may be terminated at any time by vote of its directors who are not interested  persons of the Fund as defined in the 1940
Act or by vote of a majority of the outstanding Class B shares. In the event the
Class B  Distribution  Plan is  terminated  by the Class B  stockholders  or the
Funds' Board of Directors,  the payments made to the Distributor pursuant to the
Plan up to that time would be retained by the Distributor. Any expenses incurred by the  Distributor  in  excess  of  those  payments  would be  absorbed  by the
Distributor.  The Fund makes no  payments  in  connection  with the sales of its shares other than the distribution fee paid to the Distributor.

CLASS C SHARES  -- Class C shares of the Fund are  offered  at NAV,  without  an initial sales charge.  With certain  exceptions,  the Fund may impose a deferred sales  charge on shares  redeemed  within one year of the date of  purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

CLASS C  DISTRIBUTION  PLAN -- The Fund bears  some of the costs of selling  its
Class C shares  under a  Distribution  Plan  adopted with respect to its Class C shares ("Class C Distribution  Plan") pursuant to Rule 12b-1 under the 1940 Act.
This Plan  provides for payments at an annual rate of 0.50% of the average daily
NAV of  Class C  shares.  Amounts  paid by the Fund  are  currently  used to pay dealers and other firms that make Class C shares  available  to their  customers
(1) a commission at the time of purchase normally equal to 0.25% of the value of each share sold, and for each year thereafter,  quarterly, in an amount equal to
0.25%  annually of the average  daily NAV of Class C shares sold by such dealers and other  firms and  remaining  outstanding  on the books of the Fund and (2) a service fee payable for the first year initially,  and for each year thereafter, quarterly,  in an amount equal to 0.25%  annually of the average daily net asset value of Class C shares  sold by such  dealers  and other  firms  and  remaining outstanding  on the books of the Fund.  The  service fee may also be used to pay for  sub-administration  and/or  sub-transfer  agency services  provided for the benefit of the Fund.

   Rules of the NASD limit the aggregate  amount that a Fund may pay annually in distribution costs for the sale of its Class C shares to 6.25% of gross sales of
Class C shares since the inception of the  Distribution  Plan,  plus interest at the  prime  rate plus 1% on such  amount  (less any  contingent  deferred  sales charges  paid by  Class C  shareholders  to the  Distributor).  The  Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection  with the Class C Distribution  Plan which exceed current annual payments  permitted to be received by the Distributor  from the Fund. The
Distributor intends to seek full payment of such charges from the Fund (together with  annual  interest  thereon  at the prime  rate plus 1%) at such time in the future as, and to the extent that,  payment  thereof by the Fund would be within permitted limits.

   The Fund's Class C Distribution Plan may be terminated at any time by vote of its directors who are not interested  persons of the Fund as defined in the 1940
Act or by vote of a majority of the outstanding Class C shares. In the event the
Class C  Distribution  Plan is  terminated  by the Class C  stockholders  or the
Fund's Board of Directors,  the payments made to the Distributor pursuant to the
Plan up to that time would be retained by the Distributor. Any expenses incurred by the  Distributor  in  excess  of  those  payments  would be  absorbed  by the
Distributor.  The Fund makes no payments in  connection  with the sales of their shares other than the distribution fee paid to the Distributor.

CALCULATION  AND WAIVER OF CONTINGENT  DEFERRED  SALES CHARGES -- Any contingent deferred  sales charge imposed upon  redemption of Class A shares  (purchased in amounts  of  $1,000,000  or  more),  Class B  shares  and  Class C  shares  is a percentage  of the lesser of (1) the NAV of the shares  redeemed  or (2) the net cost of such  shares.  No  contingent  deferred  sales  charge is  imposed  upon redemption of amounts derived from (1) increases in the value above the net cost of such  shares due to  increases  in the NAV per share of the Fund;  (2) shares
acquired   through   reinvestment   of  income   dividends   and  capital   gain
distributions;  or (3) Class A shares  (purchased  in amounts of  $1,000,000  or more) or Class C shares  held for more than one year or Class B shares  held for more than five years.  Upon  request for  redemption,  shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

   The contingent  deferred sales charge is waived: (1) following the death of a stockholder  if  redemption  is made within one year after  death;  (2) upon the disability (as defined in Section  72(m)(7) of the Code) of a stockholder  prior to age 65 if redemption is made within one year after the  disability,  provided such  disability  occurred  after the  stockholder  opened the  account;  (3) in connection with required minimum distributions in the case of an IRA, SAR-SEP or
Keogh or any other  retirement plan qualified  under Section  401(a),  401(k) or
403(b) of the Code; and (4) in the case of  distributions  from retirement plans qualified  under  Section  401(a) or 401(k)  of the Code due to (i)  returns  of excess  contributions to the plan, (ii) retirement of a participant in the plan,
(iii) a loan from the plan  (repayment of loans,  however,  will  constitute new sales for purposes of assessing the  contingent  deferred  sales  charge),  (iv)
"financial  hardship" of a  participant  in the plan, as that term is defined in
Treasury Regulation Section 1.401(k)-1(d)(2),  as amended from time to time, (v)
termination  of  employment  of a  participant  in  the  plan,  (vi)  any  other permissible withdrawal under the terms of the plan.

ARRANGEMENTS  WITH  BROKER-DEALERS  AND  OTHERS -- To the  extent  permitted  by applicable law, the Fund's Administrator or Distributor, from time to time, will pay a bonus, to certain dealers whose  representatives have sold or are expected to sell  significant  amounts of the Fund and/or  certain other funds managed by the Fund Administrator. Bonus compensation may include reallowance of the entire sales charge and may also  include,  with  respect to Class A shares,  an amount which  exceeds the entire sales  charge and,  with respect to Class B or Class C shares, an amount which exceeds the maximum commission. The Distributor,  or the
Fund Administrator,  may also provide financial assistance to certain dealers in connection with  conferences,  sales or training  programs for their  employees, seminars  for the  public,  advertising,  sales  campaigns,  and/or  shareholder services and  programs  regarding  one or more of the funds  managed by the Fund
Administrator.  In addition,  the Fund  Administrator or Distributor may sponsor training or education  meetings at various  locations.  In connection  with such meetings it is expected that the Fund Administrator or Distributor would pay the travel,  lodging  and  other  expenses  of  representatives  of the  dealers  in
attendance.   The  Fund  Administrator  or  Distributor  may  also  pay  certain transaction or order  processing  costs incurred by dealers who sell Fund shares through clearing dealers.  Certain of the foregoing arrangements may be financed by payments  to the  Distributor  under a Rule 12b-1  Distribution  Plan.  These arrangements  will not change the price an  investor  will pay for shares or the amount  that the Fund will  receive  from such  sale.  No  compensation  will be
offered  to  the  extent  it  is   prohibited  by  the  laws  of  any  state  or
self-regulatory  agency,  such as the NASD. A dealer to whom  substantially  the entire  sales  charge  of Class A shares  is  reallowed  may be  deemed to be an
"underwriter" under federal securities laws.

   The Distributor  also may pay banks and other  financial  services firms that facilitate  transactions  in shares of the Fund for their  clients a transaction fee up to the level of the  payments  made  allowable to dealers for the sale of such shares as described above.

PURCHASES  AT NET ASSET VALUE -- Class A shares of the Fund may be  purchased at
NAV  by  (1)  directors,   officers  and  employees  of  the  Fund,  the  Fund's
Administrator  or  Distributor;  directors,  officers and  employees of Security
Benefit Life Insurance Company and its  subsidiaries;  agents licensed with SBL;
spouses or minor children of any such agents; as well as the following relatives of any such  directors,  officers and employees  (and their  spouses):  spouses, grandparents,  parents, children,  grandchildren,  siblings, nieces and nephews;
(2) any trust, pension,  profit sharing or other benefit plan established by any of the foregoing  corporations for persons described above; (3) retirement plans where  third  party  administrators  of such plans  have  entered  into  certain arrangements with the Distributor or its affiliates  provided that no commission is  paid to  dealers;  and  (4)  officers,  directors,  partners  or  registered representatives  (and their spouses and minor  children) of  broker-dealers  who have a selling  agreement  with the  Distributor.  Such  sales are made upon the written  assurance of the  purchaser  that the  purchase is made for  investment purposes  and that the  securities  will not be  transferred  or  resold  except through redemption or repurchase by or on behalf of the Fund.

   Class A shares of the Fund may also be  purchased at NAV when the purchase is made on the recommendation of (i) a registered  investment  adviser,  trustee or financial  intermediary who has authority to make investment decisions on behalf
of  the  investor;   or  (ii)  a  certified   financial  planner  or  registered
broker-dealer  who either  charges  periodic fees to its customers for financial planning,  investment  advisory or asset management  services,  or provides such services in connection with the establishment of an investment account for which a comprehensive  "wrap fee" is imposed.  The Distributor must be notified when a purchase is made that qualifies under this provision.

PURCHASES  FOR   EMPLOYER-SPONSORED   RETIREMENT  PLANS  --  Security  Financial
Resources,  Inc.,  an  affiliated  company  of  the  Distributor,   offers  plan
recordkeeping  services on a fee basis to  employer-sponsored  retirement plans.
Employer-sponsored  retirement  plans that have  entered  into an  agreement  to receive such services from Security Financial Resources, Inc. may purchase Class
A shares of Capital Preservation Fund at NAV under certain  circumstances.  Such plans would first  purchase  Class C shares of the Fund for an initial period of time that would vary with the size of the plan,  amount of assets  flowing  into the plan and level of service provided by the dealer.  After that initial period of time has elapsed,  the plan would exchange at NAV existing Class C shares for
Class A shares of Capital  Preservation  Fund, and new purchases under the plans would be made in Class A shares at NAV.

   The schedule below sets forth the amount of time that  retirement plan assets would  remain  invested  in Class C shares  before  they would be  eligible  for exchange to Class A shares of Capital Preservation Fund. The schedule below also sets forth the  commissions  paid to dealers  in  connection  with sales of Fund shares with respect to such retirement plans,  which  commissions  replace those normally paid in connection with sales of Class C shares.

================================================================================
                              NUMBER OF YEARS    COMMISSION BY YEAR OF PURCHASE*
                                INVESTED IN      ------------------------------
ELIGIBLE PLANS                CLASS C SHARES      1       2     3     4     5+
-------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow        8 years         5%      4%    3%    2%    1%
-------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow        8 years         6%      4%    2%    1%    1%
-------------------------------------------------------------------------------
Less than $5 mil. in
assets or $1 mil. in flow         6 years         4%      3%    2%    1%    1%
-------------------------------------------------------------------------------
Less than $5 mil. in
assets or $1 mil. in flow         5 years         3%      2%    1%    1%    1%
-------------------------------------------------------------------------------
Less than $10 mil. in
assets or $2 mil. in flow         3 years         2%      1%    1%    1%    1%
-------------------------------------------------------------------------------
Less than $10 mil. in
assets or $2 mil. in flow        0 years**        1%++    1%    1%    1%    1%
-------------------------------------------------------------------------------
 *The commission is a percentage of the amount invested. The year of purchase is measured  from  the  date  of the  plan's  initial  investment  in  the  Fund.
  Notwithstanding  the  foregoing  schedule,  if 50% or more of the plan  assets allocated to the Fund is redeemed within the four-year period beginning on the date of the  plan's  initial  investment  in the  Fund,  the  commission  will immediately drop to 1% for all subsequent purchases.
**Amounts will be invested in Class A shares at NAV.
++Certain dealers may receive 1.25% in year 1.
================================================================================

   The  Distributor  may also enter into  arrangements  with dealers  whereby it agrees to  "annualize"  the  first-year  commission  expected  to be paid on the purchase  of Fund  shares  by  retirement  plans  receiving  plan  recordkeeping
services  from  Security  Financial  Resources,   Inc.  Such  arrangements  will
typically  provide for an up-front payment by the Distributor to the dealer of a specified percentage of the first-year's expected commissions  attributable to a particular retirement plan.

   In some  circumstances,  a retirement plan that was not previously  receiving plan recordkeeping services from Security Financial Resources, Inc. may transfer its  assets in an  arrangement  where it does  receive  such  services.  In such
circumstances,   the  Distributor  may  pay  the  dealer  a  commission  on  the transferred assets that is different from the commission  otherwise set forth in the table above, but typically not in excess of 1.25% of the transferred amount.

   In  addition to the  commissions  set forth  above,  dealers  will  receive a service fee payable  beginning in the 13th month  following  the plan's  initial investment.  The Distributor pays service fees quarterly,  in an amount equal to
0.25%  annually  of the  average  daily NAV of Class C shares sold by dealers in
connection  with  such   employer-sponsored   retirement   plans  and  remaining
outstanding on the books of Capital Preservation Fund.

HOW TO REDEEM SHARES

Shareholders  may turn in their shares  directly to the Fund  Administrator  for redemption  at NAV (which  may be more or less than the  investor's  cost).  The redemption price will be the NAV next determined after the time when such shares are tendered for redemption less any applicable contingent deferred sales charge and redemption fee.  Shares may be redeemed in cash or in-kind.  (See "Valuation of Assets; Redemptions in Kind.")

   Shares will be redeemed on request of the  shareholder in proper order to the
Fund Administrator, which serves as the Funds' transfer agent. A request is made in proper order by submitting the following items to the Fund Administrator: (1)
a written request for redemption  signed by all registered owners exactly as the account is registered,  including  fiduciary  titles, if any, and specifying the account  number and the dollar amount or number of shares to be redeemed;  (2) a guarantee of all signatures on the written  request or on the share  certificate or accompanying  stock power; (3) any share  certificates  issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Fund  Administrator  for redemption by corporations or other  organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements.  A signature guarantee is not required for redemptions of $25,000 or less,  requested by and payable to all shareholders of record  for an  account,  to be sent to the  address of  record.  The  signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union,  national securities exchange or savings association.  The
Fund Administrator reserves the right to reject any signature guarantee pursuant to its written  procedures which may be revised in the future. To avoid delay in redemption or transfer,  shareholders  having  questions should contact the Fund
Administrator.

   The Articles of  Incorporation of Security Income Fund provide that the Board of Directors, without the vote or consent of the shareholders,  may adopt a plan to redeem at NAV all shares in any  shareholder  account in which there has been no investment  (other than the reinvestment of income dividends or capital gains distributions)  for the last six  months  and in which  there are fewer  than 50 shares  or such  fewer  number of  shares  as may be  specified  by the Board of
Directors.  Any plan of involuntary redemption adopted by the Board of Directors shall provide that the plan is in the economic best  interests of the Fund or is
necessary  to  reduce   disproportionately   burdensome  expenses  in  servicing
shareholder  accounts.  Such plan shall further  provide that prior notice of at least six months shall be given to a shareholder before involuntary  redemption, and that the  shareholder  will  have at least six  months  from the date of the notice to avoid  redemption  by  increasing  his or her  account to at least the minimum number of shares  established in the Articles of Incorporation,  or such fewer shares as are specified in the plan.

   When  investing in the Fund,  shareholders  are required to furnish their tax identification  number  and  to  state  whether  or  not  they  are  subject  to withholding  for prior  underreporting,  certified under penalties of perjury as prescribed by the Internal  Revenue  Code.  To the extent  permitted by law, the redemption proceeds of shareholders who fail to furnish this information will be reduced by $50 to  reimburse  for the IRS penalty  imposed for failure to report the tax identification number on information reports.

   Payment of the amount due on redemption,  less any applicable  deferred sales charge and  redemption  fee will be made within seven days after tender,  except that the Fund may suspend the right of redemption during any period when trading on the New York Stock  Exchange  is  restricted  or such  Exchange is closed for other than  weekends or  holidays,  or any  emergency  is deemed to exist by the
Securities and Exchange Commission.  When a redemption request is received,  the redemption  proceeds are deposited into a redemption account  established by the
Distributor  and the  Distributor  sends a check  in the  amount  of  redemption proceeds  to the  shareholder.  The  Distributor  earns  interest on the amounts maintained  in  the  redemption  account.  Conversely,  the  Distributor  causes payments  to be made to the  Fund in the case of  orders  for  purchase  of Fund shares before it actually receives federal funds.

   In addition  to the  foregoing  redemption  procedure,  the Fund  repurchases shares from  broker-dealers  at the price determined as of the close of business on the day such offer is confirmed.  The  Distributor  has been  authorized,  as agent, to make such  repurchases  for the Fund's  account.  Dealers may charge a commission on the repurchase of shares.

   The  repurchase or redemption  of shares held in a  tax-qualified  retirement plan must be effected  through the trustee of the plan and may result in adverse tax consequences.

   At various  times the Fund may be requested to redeem shares for which it has not yet received good payment.  Accordingly, the Fund may delay the mailing of a redemption  check  until such time as it has assured  itself  that good  payment
(e.g.,  cash or  certified  check on a U.S.  bank)  has been  collected  for the purchase of such shares.

INVESTMENT ADVISER

DeAM,  Inc. is the  Portfolio's  investment  adviser.  DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche  Bank"), an international commercial and investment  banking group.  DeAM,  Inc.  provides a full range of international  investment advisory services to institutional and retail clients.
Deutsche Bank is a major global  banking  institution  that is engaged in a wide range of  financial  services,  including  investment  management,  mutual fund, retail,  private and  commercial  banking,  investment  banking  and  insurance.
Deutsche Bank is a company with limited  liability  organized  under the laws of the Federal Republic of Germany.  Deutsche Bank is the parent company of a group consisting of banks,  capital  markets  companies,  fund  management  companies, mortgage banks, a property  finance company,  installment  financing and leasing companies,  insurance  companies,  research and consultancy  companies and other domestic and foreign companies.

   Deutsche Bank, or its affiliates, may have deposit, loan and other commercial banking  relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading  dealers of various  types of such  obligations.  Deutsche
Bank has informed the Portfolio  that, in making its  investment  decisions,  it does not obtain or use material  inside  information in its possession or in the possession of any of its affiliates.  In making investment  recommendations  for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer  of  securities  proposed  for  purchase  or sale by the  Portfolio  is a customer of Deutsche Bank, its parent or its  subsidiaries or affiliates and, in dealing  with  its  customers,  Deutsche  Bank,  its  parent,  subsidiaries  and affiliates  will not inquire or take into  consideration  whether  securities of such customers are held by any fund managed by DeAM, Inc. or any affiliate.

   For the fiscal  years  ended  September  30,  2002,  September  30,  2001 and
September 30, 2000, DeAM, Inc.,  earned  $3,475,084,  $1,400,942,  and $721,834, respectively,  for compensation of investment  advisory services provided to the
Portfolio. For the same periods, DeAM, Inc., reimbursed $752,588,  $427,358, and
$687,148 , respectively, to the Portfolio to cover expenses.

DISTRIBUTOR

The Distributor, a Kansas corporation and wholly owned subsidiary of SBG, serves as the principal  underwriter  for shares of the Fund pursuant to a Distribution
Agreement.  The  Distributor  also acts as  principal  underwriter  for Security
Income Fund,  Security Equity Fund,  Security Large Cap Value Fund, Security Mid
Cap Growth Fund, Security Municipal Bond Fund and SBL Fund.

   The Distributor  receives a maximum  commission on sales of Class A shares of
3.50% and allows a maximum  discount of 3% from the offering price to authorized dealers on the Fund shares sold.  The discount is the same for all dealers,  but the  Distributor  at its  discretion  may  increase  the  discount  for specific periods. Salespersons employed by dealers may also be licensed to sell insurance with Security Benefit Life.

   For the fiscal years ended September 30, 2000, 2001 and 2002, the Distributor
(i) received gross underwriting commissions on Class A shares, (ii) retained net underwriting  commissions  on Class A  shares,  and  (iii)  received  contingent deferred  sales  charges  on  redemptions  of Class B and  Class C shares in the amounts set forth in the tables below.

      ====================================================================
                                           2002          2001        2000
      --------------------------------------------------------------------
      Gross Underwriting Commissions     $130,018      $20,219     $11,364
      Net Underwriting Commissions        (26,288)         328         380
      Compensation on Redemptions          48,219        1,491         106
      ====================================================================

   The  Distributor,  on behalf of the Fund, may act as a broker in the purchase and sale of securities,  provided that any such transactions and any commissions shall comply with  requirements of the 1940 Act and all rules and regulations of the SEC. The Distributor has not acted as a broker.

   The Fund's  Distribution  Agreement is renewable annually either by its Board of Directors or by the vote of a majority of the Fund's outstanding  securities, and,  in either  event,  by a majority  of the board who are not  parties to the contract or interested persons of any such party. The contract may be terminated by either party upon 60 days' written notice.

ADMINISTRATOR

Pursuant to an  Administrative  Services  and  Transfer  Agency  Agreement  with
Security Income Fund, dated April 1, 1987 as amended November 2, 2001,  Security
Management  Company,  LLC ("SMC") acts as the administrative  agent for the Fund and as such performs  administrative  functions and the bookkeeping,  accounting and pricing function for the Fund. For these services SMC receives, on an annual basis 0.09% of the average net assets of the Fund,  calculated daily and payable monthly. Under this Agreement SMC also performs the transfer agency function for the Fund. As such, SMC performs all  shareholder  servicing  functions,  mailing shareholder  communications  and acting as dividend  disbursing  agent.  For the transfer  agency  services,  SMC  receives an annual  maintenance  fee of $8 per account, a fee of $1 per shareholder  transaction,  and a fee of $1 per dividend transaction.  For  purposes  of  calculating  the annual  maintenance  fee,  the shareholder  transaction and dividend transaction fee, SMC is permitted to count as a  shareholder,  each  person  that holds a  beneficial  interest in the Fund through an omnibus account provided that SMC is paying a third party,  such as a bank,  insurance company or third-party  administrator  for  sub-administration,
sub-accounting   and/or   sub-transfer   agency  fees  for  keeping   individual
shareholder records.

   During the fiscal years ended  September 30, 2002,  September  30, 2001,  and
September 30, 2000, the Fund paid the following  amounts to SMC for the services noted below.

========================================================================================
                                                         2002         2001        2000
----------------------------------------------------------------------------------------
Administrative service fees paid to Administrator      $305,235     $181,898     $98,982
Transfer Agency service fees paid to Administrator      103,176       46,123      14,543
Reimbursement of expenses by Administrator                  ---          ---         ---
========================================================================================

   Under a  sub-administration  agreement between SMC and Bankers Trust, Bankers
Trust has  agreed to  provide  certain  fund  accounting  services  to the Fund, including  calculation  of the Fund's  daily NAV. For these  services,  SMC pays
Bankers Trust a fee of $16,000 per year.

   Under an  administration  agreement  dated July 1, 2001,  Investment  Company
Capital Corp.  ("ICCC"),  an indirect wholly owned  subsidiary of Deutsche Bank,
N.A., is obligated on a continuous basis to provide such administrative services as the  Board  of  Trustees  of the  Trust  and the  Portfolio  reasonably  deem necessary for the proper  administration  of the Trust and the  Portfolio.  ICCC will generally  assist in all aspects of the Fund's and Portfolio's  operations;
supply and  maintain  office  facilities  (which may be in ICCC's own  offices), statistical and research data, data processing services,  clerical,  accounting, bookkeeping  and record  keeping  services  (including  without  limitation  the maintenance of such books and records as are required under the 1940 Act and the
rules  thereunder,   except  as  maintained  by  other  agents),  executive  and administrative services, and stationary and office supplies;  prepare reports to shareholders  or  investors;  prepare  and file tax  returns;  supply  financial information  and  supporting  data for reports to and  filings  with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees;  provide monitoring  reports and assistance  regarding compliance  with  Declarations  of Trust,  by-laws,  investment  objectives  and policies and with Federal and state  securities  laws;  arrange for  appropriate insurance coverage;  calculate net asset values, net income and realized capital gains or losses;  and negotiate  arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

   For the fiscal years ended  September  30,  2002,  September  30,  2001,  and
September 30, 2000,  ICCC or its  affiliate,  Bankers  Trust,  earned  $266,592,
$102,258,  and $55,317,  respectively,  as compensation for  administrative  and other services provided to the Portfolio.

   Pursuant  to a separate  Management  Services  Agreement,  SMC also  performs certain other services on behalf of the Fund. Under this Agreement, SMC provides feeder fund  management  and  administrative  services to the Fund which include
monitoring  the   performance  of  the   Portfolio,   coordinating   the  Fund's
relationship  with  the  Portfolio,  communicating  with  the  Fund's  Board  of
Directors and shareholders regarding the Portfolio's  performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all  aspects  of the  administration  and  operation  of the Fund.  For these services,  the Fund pays SMC a fee at the  annual  rate of 0.20% of its  average daily net assets, calculated daily and payable monthly.

   For the fiscal year ended  September 30, 2002,  the fees paid pursuant to the
Management Services Agreement with SMC were $673,914.

CODE OF ETHICS

The Fund, the Investment  Adviser and the Distributor each has adopted a written code of ethics (the "Code of Ethics")  which  governs  the  personal  securities transactions  of "access  persons"  of the Funds.  Access  persons may invest in securities,  including  securities  that may be  purchased  or held by the Fund;
provided  that  they  obtain  prior  clearance  before  engaging  in  securities transactions,  or engage  only in  transactions  that do not  exceed  certain DE
MINIMIS  amounts  as set forth in the Code of  Ethics.  Access  persons  include officers and directors of the Fund and  Investment  Adviser and  employees  that participate  in,  or  obtain  information  regarding,  the  purchase  or sale of securities by the Fund or whose job relates to the making of any recommendations with respect to such  purchases or sales.  All access  persons must report their personal  securities  transactions  within ten days of the end of each  calendar quarter.

   Access  persons will not be permitted  to effect  transactions  in a security above certain DE MINIMIS amounts if it: (a) is being  considered for purchase or sale by the  Funds;  or (b) is being  purchased  or sold by the Fund.  Portfolio managers,  research  analysts and traders are also prohibited from purchasing or selling a security  within seven calendar days before or after a Fund that he or she manages trades in that security (the "blackout  period").  The exception for de minimis  transactions  is not  available  to such access  persons  during the blackout period. Any material violation of the Code of Ethics is reported to the
Board of the Fund.  The Board also  reviews  the  administration  of the Code of
Ethics on an annual basis. The Code of Ethics is on public file with the SEC.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust,  280 Park Avenue,  New York, New York 10017,  serves as Custodian for the Portfolio pursuant to the custodian  agreement.  As Custodian,  it holds the Portfolio's  assets. ICCC serves as transfer agent of the Portfolio pursuant to  the  administration  agreement.  Bankers  Trust  may  be  reimbursed  by the
Portfolio  for its  out-of-pocket  expenses.  Bankers Trust will comply with the self-custodian  provisions of Rule 17f-2 under the 1940 Act. UMB Bank,  N.A. 928
Grand Avenue,  Kansas City,  Missouri 64106 serves as Custodian for the Fund and as such, holds all the Fund's assets.

INDEPENDENT AUDITORS

Ernst & Young LLP,  Two  Commerce  Square,  2001  Market  Street,  Philadelphia,
Pennsylvania,  19103,  acts as independent  auditors of Security Income Fund and the Portfolio.

ORGANIZATION OF SECURITY INCOME FUND

Security Income Fund was organized as a Kansas corporation on April 20, 1965 and is registered with the SEC as an investment company.  Such registration does not involve supervision by the SEC of the management or policies of the Fund.

   The  Articles of  Incorporation  of Security  Income  Fund  provides  for the issuance of shares of common stock in one or more classes or series.

   Security  Income Fund has authorized the issuance of an indefinite  number of shares of capital  stock of $1.00 par value and  currently  issues its shares in three series,  Diversified Income Fund, High Yield Fund and Capital Preservation
Fund.  The shares of each  Series of Security  Income Fund  represent a pro rata beneficial  interest in that  Series' net assets and in the earnings and profits or losses derived from the investment of such assets.

   Each Series of Security Income Fund currently issues three classes of shares.
Each class of shares participates proportionately, based on its relative NAV, in dividends and distributions  and has equal voting,  liquidation and other rights except that (i) expenses  related to the distribution of each class of shares or other  expenses that the Board of Directors may designate as class expenses from time to time,  are borne  solely by each  class;  (ii) each  class of shares has exclusive voting rights with respect to any  Distribution  Plan adopted for that class; (iii) each class has different exchange  privileges;  and (iv) each class has a different designation. When issued and paid for, the shares of each Series of  Security  Income  Fund will be fully paid and  nonassessable.  Shares may be exchanged as described  under  "Exchange  Privilege," in the Prospectus but will have no other preference,  conversion, exchange or preemptive rights. Shares are transferable,  redeemable and assignable and have cumulative  voting  privileges for the election of directors.

   On certain  matters,  such as the  election of  directors,  all shares of the
Series of Security  Income Fund vote  together  with each share having one vote.
Under certain  circumstances,  the shareholders of one series of Security Income
Fund could  control the outcome of these  votes.  On other  matters  affecting a particular Series,  such as the investment  advisory contract or the fundamental policies,  only shares of that Series are entitled to vote,  and a majority vote of the shares of that Series is required for approval of the proposal.

   Security  Income Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by vote cast in person or by proxy at a meeting of  shareholders.  Such a meeting will be called at the written  request of 10% of Security  Income Fund's outstanding shares.

ORGANIZATION OF THE PORTFOLIO TRUST

The Portfolio  Trust was organized as a trust under the laws of the State of New
York on March  27,  1993.  Under the  Declaration  of Trust,  the  Trustees  are
authorized to issue beneficial interests in separate series (each, a "Portfolio"
and, collectively,  the "Portfolios").  No Portfolio has any preference over any other  Portfolio.  Investors in the Portfolios  are entitled to participate  pro rata  in  distributions  of  taxable  income,  loss,  gain  and  credit  of  the
Portfolios.  Upon  liquidation  or  dissolution  of a Portfolio,  investors  are entitled  to share pro rata in the net  assets of the  Portfolio  available  for distribution  to investors.  Investments in the  Portfolios  have no preference, preemptive,  conversion or similar rights and are fully paid and  nonassessable, except as set forth below. Investments in the Portfolios may not be transferred.
Certificates  representing  an investor's  beneficial  interest in the Portfolio
Trust are issued only upon the written request of an investor.

   Each  investor in a Portfolio  is  entitled  to a vote in  proportion  to the amount of its  investment.  The  Portfolios  will all vote  together  in certain circumstances (e.g.,  election of the Portfolio Trust's Trustees, as required by the 1940 Act and the rules  thereunder).  One or more Portfolio of the Portfolio
Trust could control the outcome of these votes. Investors do not have cumulative voting rights,  and investors holding more than 50% of the aggregate  beneficial interests  in the  Portfolio  Trust,  or in a Portfolio  as the case may be, may control  the  outcome  of votes and in such  event the  other  investors  in the
Portfolios  would not be able to elect any Trustee.  The Portfolio  Trust is not required and has no current intention to hold annual meetings of investors,  but the Portfolio Trust will hold special meetings of investors when in the judgment of the Portfolio Trust's Trustees it is necessary or desirable to submit matters for an investor vote. No material amendment may be made to the Portfolio Trust's
Declaration of Trust without the  affirmative  majority vote of investors  (with the vote of each being in proportion to the amount of its investment).

   The Portfolio Trust, with respect to each Portfolio,  may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of two-thirds of the Portfolio's investors (with the vote of each being in proportion to its percentage of the beneficial  interests in the Portfolios), except  that if the  Trustees  of the  Portfolio  Trust  recommend  such sale of assets,  the approval by vote of a majority of the  investors  (with the vote of each being in proportion to its  percentage of the  beneficial  interests of the
Portfolios)  will be  sufficient.  A Portfolio may also be  terminated  (i) upon liquidation  and  distribution  of  its  assets,  if  approved  by the  vote  of two-thirds  of its  investors  (with the vote of each being in proportion to the amount of its  investment),  or (ii) by the Trustees of the  Portfolio  Trust by
written notice to its investors.

   Investors in the  Portfolios of the Portfolio  Trust will be held  personally liable for its obligations and liabilities, subject, however, to indemnification by the  Portfolio  Trust in the event that there is imposed  upon an  investor a greater  portion  of the  liabilities  and  obligations  than its  proportionate beneficial  interest.  The Declaration of Trust also provides that the Portfolio
Trust shall maintain  appropriate  insurance (for example,  fidelity bonding and errors and omissions  insurance) for the protection of the Portfolio  Trust, its investors,  Trustees,  officers, employees and agents covering possible tort and other  liabilities.  Thus, the risk of an investor  incurring  financial loss on account  of  investor  liability  is  limited  to  circumstances  in which  both inadequate  insurance  existed and the Portfolio Trust itself was unable to meet its obligations with respect to any Portfolio thereof.

   The Declaration of Trust further  provides that obligations of each Portfolio of the Portfolio Trust are not binding upon the Trustees  individually  but only upon the property of the Portfolio of the Portfolio Trust, and that the Trustees will not be  liable  for any  action  or  failure  to act,  but  nothing  in the
Declaration of Trust protects a Trustee  against any liability to which he would otherwise  be  subject  by reason  of  willful  misfeasance,  bad  faith,  gross negligence,  or reckless  disregard of the duties involved in the conduct of his office.  The Portfolio  Trust reserves the right to create and issue a number of series,  in which case investments in each series would  participate  equally in the earnings and assets of the particular series. Investors in each series would be entitled to vote  separately  to approve  advisory  agreements  or changes in investment policy, but investors of all series may vote together in the election or  selection  of Trustees  and  principal  underwriters.  Upon  liquidation  or dissolution of any series of the Portfolio  Trust,  the investors in that series would be entitled  to share pro rata in the net assets of that series  available for distribution to investors.

TAXATION

TAXATION OF THE FUND -- The Fund intends to qualify  annually to be treated as a regulated investment company under the Code. To qualify for that treatment,  the
Fund must, among other things,  (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and  gains  from  the  sale  or  other  disposition  of  securities  or  foreign currencies,  or other income  (including gains from options,  futures or forward contracts)  derived with respect to its business of investing in  securities  or those currencies (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including  receivables),  U.S.
government  securities,  securities of other regulated  investment companies and other  securities,  with such other  securities of any one issuer  limited to an amount  not  greater  than 5% of the value of the  Fund's  total  assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the  securities  of any one issuer (other than U.S.  government  securities  or the  securities of other regulated  investment  companies),  and (c)  distribute for each taxable year at least 90% of its  investment  company  taxable income  (generally  consisting of interest,  dividends  and the  excess of net  short-term  capital  gain over net long-term capital loss).

   The Fund will be subject  to a  nondeductible  4%  federal  excise tax to the extent it fails to distribute by the end of any calendar year  substantially all of its  ordinary  income  for that  year and  capital  gain net  income  for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

   The  Fund,  as an  investor  in  the  Portfolio,  will  be  deemed  to  own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the  Portfolio's  income,  for  purposes  of  determining  whether  the  Fund satisfies  all the  requirements  described  above  to  qualify  as a  regulated
investment  company.   See  the  next  section  for  a  discussion  of  the  tax
consequences to the Fund of hedging transactions engaged in by the Portfolio.

TAXATION  OF THE  PORTFOLIO  -- The  Portfolio  will be  treated  as a  separate partnership  for federal income tax purposes and will not be a "publicly  traded partnership."  As a result,  the Portfolio will not be subject to federal income tax. Instead,  the Fund and other investors in the Portfolio will be required to take into  account,  in computing  their  federal  income tax  liability,  their respective  shares of the  Portfolio's  income,  gains,  losses,  deductions and credits,  without  regard to whether they have  received any cash  distributions from the  Portfolio.  The Portfolio  also will not be subject to state income or franchise tax.

   Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's  assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining  whether the Fund satisfies the requirements to qualify as a regulated  investment company,  the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

   Distributions  received by the Fund from the Portfolio (whether pursuant to a partial or complete  withdrawal or otherwise)  generally  will not result in the
Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is  distributed  exceeds the Fund's basis for its interest in the  Portfolio  prior to the  distribution,
(b) income or gain will be realized if the distribution is in liquidation of the
Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized  receivables held by the Portfolio,  and (c) gain or loss will be recognized  if  a  liquidation  distribution  consists  solely  of  cash  and/or unrealized  receivables.  The Fund's  basis for its  interest  in the  Portfolio generally  will equal the amount of cash and the basis of any  property the Fund invests in the Portfolio,  increased by the Fund's share of the  Portfolio's net income  and gains and  decreased  by (i) the amount of any cash and the basis of any  property  distributed  from the  Portfolio  to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

   The  Portfolio's  use of hedging  strategies,  such as writing  (selling) and purchasing  options  and futures  contracts,  involves  complex  rules that will
determine  for  income  tax  purposes  the  amount,   character  and  timing  of
recognition of the gains and losses it realizes in connection  therewith.  Gains from options and futures  contracts derived by the Portfolio with respect to its business of investing in securities  will qualify as permissible  income for the
Fund under the Income Requirement.

   Certain  futures and foreign  currency  contracts in which the  Portfolio may invest may be subject to Section 1256 of the Code  ("section  1256  contracts").
Any section  1256  contracts  held by the  Portfolio  at the end of each taxable year, other than contracts  subject to a "mixed  straddle"  election made by the
Portfolio,  must be "marked-to-market"  (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result  that  unrealized  gains or losses  will be treated  as though  they were realized.  Sixty  percent  of any net gain or loss  recognized  on these  deemed sales, and 60% of any net realized gain or loss from any actual sales of section
1256  contracts,  will be treated as  long-term  capital  gain or loss,  and the balance  will be  treated  as  short-term  capital  gain or loss.  Section  1256 contracts  also  may be  marked-to-market  for  purposes  of the 4%  excise  tax mentioned previously.

   Code Section 1092  (dealing with  straddles)  also may affect the taxation of options and futures  contracts in which the Portfolio  may invest.  Section 1092 defines a "straddle" as offsetting  positions with respect to personal property;
for these purposes,  options and futures contracts are personal property.  Under that  section,  any loss  from  the  disposition  of a  position  in a  straddle generally  may be deducted  only to the extent the loss  exceeds the  unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the  recognition  of loss that  otherwise  would be recognized under the  mark-to-market  rules discussed above. The regulations  under Section
1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new  offsetting  position is acquired  within a prescribed  period,  and "short  sale" rules  applicable  to  straddles.  If the
Portfolio  makes  certain  elections,   the  amount,  character  and  timing  of
recognition of gains and losses from the affected  straddle  positions  would be determined under rules that vary according to the elections made. Because only a few of the regulations  implementing  the straddle rules have been  promulgated, the tax consequences to the Portfolio of straddle  transactions are not entirely clear.

   If the  Portfolio  has an  "appreciated  financial  position"--generally,  an interest (including an interest through an option,  futures or forward contract, or short sale) with respect to any debt instrument  (other than "straight debt")
or  partnership  interest  the fair market  value of which  exceeds its adjusted basis--and  enters  into a  "constructive  sale"  of the  same or  substantially similar  property,  the Portfolio  will be treated as having made an actual sale thereof,  with  the  result  that  gain  will  be  recognized  at that  time.  A constructive  sale  generally  consists of a short sale, an offsetting  notional principal  contract,  or a  futures  or  forward  contract  entered  into by the
Portfolio or a related person with respect to the same or substantially  similar property.  In addition,  if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar  property will be deemed a  constructive  sale.  The foregoing  will not apply,  however, to any transaction during any taxable year that otherwise would be treated as a  constructive  sale if the  transaction is closed within 30 days after the end of that year and the  Portfolio  holds the  appreciated  financial position  unhedged for 60 days after that closing (I.E.,  at no time during that
60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified  transactions with respect to substantially  similar or  related  property,  such as having an  option to sell,  being  contractually
obligated  to  sell,   making  a  short  sale  or  granting  an  option  to  buy
substantially identical stock or securities).

OTHER  TAXATION --The  investment by the Fund in the Portfolio  should not cause the Fund to be liable for any income or franchise tax in the State of New York.

   The Portfolio is organized as a New York trust.  The Portfolio is not subject to any income or franchise tax in the State of New York or the State of Kansas.

   If the Fund  fails  to  qualify  as a RIC for any  taxable  year,  all of its taxable  income  will be subject to tax at  regular  corporate  income tax rates without any deduction for  distributions to shareholders and such  distributions generally will be taxable to shareholders as ordinary dividends to the extent of the  Fund's  current  and  accumulated  earnings  and  profits.  In this  event, distributions  generally will be eligible for the  dividends-received  deduction for corporate shareholders.

TAXATION OF  SHAREHOLDERS  -- The investors  permitted in the Fund are generally not subject to current  taxation on dividends and capital gain  distributions or on gains from the sale or  exchange  of Fund  shares.  Accordingly,  there is no discussion of the taxation on shareholders.

FOREIGN WITHHOLDING TAXES -- Income received and gains realized by the Portfolio from sources  within foreign  countries may be subject to withholding  and other taxes imposed by those countries that would reduce the yield and/or total return on its  securities.  Tax conventions  between  certain  countries and the United
States may reduce or eliminate  these foreign taxes,  however,  and many foreign countries  do not impose  taxes on capital  gains in respect of  investments  by foreign investors.

PORTFOLIO  TRANSACTIONS AND BROKERAGE  Commissions -- The Adviser is responsible for decisions to buy and sell securities,  futures contracts and options thereon for the  Portfolio,  the  selection of brokers,  dealers and futures  commission merchants to effect  transactions and the negotiation of brokerage  commissions,
if  any.   Broker-dealers   may  receive  brokerage   commissions  on  portfolio
transactions,  including  options,  futures  contracts  and  options  on futures transactions  and the  purchase  and  sale of  underlying  securities  upon  the exercise of options.  Orders may be  directed  to any  broker-dealer  or futures commission  merchant,  including,  to the extent and in the manner  permitted by applicable  law, the Adviser or its  subsidiaries  or affiliates.  Purchases and sales of certain portfolio  securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis,  without any brokerage commission being paid by the Portfolio.  Trading does, however,  involve transaction costs.  Transactions with dealers  serving as  market-makers  reflect the spread  between the bid and asked prices.  Transaction costs may also include fees paid to third parties for information as to potential  purchasers or sellers of  securities.  Purchases of underwritten  issues may be made that will include an  underwriting  fee paid to the underwriter.

   The Adviser  seeks to evaluate the overall  reasonableness  of the  brokerage commissions  paid (to the extent  applicable) in placing orders for the purchase and sale of  securities  for the  Portfolio  taking into account such factors as price,  commission  (negotiable  in the  case of  national  securities  exchange transactions), if any, size of order, difficulty of execution and skill required of the executing  broker-dealer  through familiarity with commissions charged on comparable  transactions,  as  well  as by  comparing  commissions  paid  by the
Portfolio  to reported  commissions  paid by others.  The  Adviser  reviews on a routine basis commission  rates,  execution and settlement  services  performed, making internal and external comparisons.

   For the fiscal years ended  September  30,  2002,  September  30,  2001,  and
September 30, 2000, the Portfolio  paid  brokerage  commissions in the amount of
$0, $23,347 and $0, respectively.

   The Adviser is  authorized,  consistent  with Section 28(e) of the Securities
Exchange Act of 1934, as amended,  when placing  portfolio  transactions for the
Portfolio with a broker to pay a brokerage commission (to the extent applicable)
in excess of that which another broker might have charged for effecting the same transaction  on  account  of the  receipt  of  research,  market or  statistical information. The term "research, market or statistical information" includes (a)
advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling  securities,  and (iii) the  availability of securities or purchasers  or sellers of  securities  and (b)  furnishing  analyses and reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy and the performance of accounts.  Higher  commissions may be paid to firms that provide research services to the extent permitted by law. The
Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

   Consistent  with the policy stated  above,  the Conduct Rules of the NASD and such other policies as the Portfolio Trust Board may determine,  the Adviser may consider sales of shares of the Fund and of other investment  company clients of the Adviser as a factor in the selection of  broker-dealers to execute portfolio transactions.  The  Adviser  will  make  such  allocations  if  commissions  are comparable  to those  charged by  nonaffiliated,  qualified  broker-dealers  for similar services.

   Except for implementing  the policies stated above,  there is no intention to place  portfolio  transactions  with  particular  brokers  or  dealers or groups thereof. In effecting  transactions in over-the-counter  securities,  orders are placed with the principal  market-makers  for the security  being traded unless, after  exercising  care,  it appears that more  favorable  results are available otherwise.

   Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser,  it is the opinion of the Portfolio's  management that such  information is only  supplementary to the
Adviser's own research  effort,  since the  information  must still be analyzed, weighed and reviewed by the Adviser's  staff.  Such information may be useful to the Adviser in providing  services to clients other than the Portfolio,  and not all such  information  is used by the Adviser in connection  with the Portfolio.
Conversely,  such  information  provided  to the  Adviser by brokers and dealers through whom other clients of the Adviser effect securities  transactions may be useful to the Adviser in providing services to the Portfolio.

   In  certain  instances  there may be  securities  that are  suitable  for the
Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's  other clients are made with a view to achieving their respective investment objectives.  It may develop that a particular  security  is bought or sold for only one client even though it might be held by, or  bought  or sold  for,  other  clients.  Likewise,  a  particular security  may be bought for one or more  clients  when one or more  clients  are selling that same security.  Some simultaneous  transactions are inevitable when several clients  receive  investment  advice from the same  investment  adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same  security,  the  securities  are allocated  between
(among)  clients in a manner  believed to be equitable to each. It is recognized that in some cases this system could have a  detrimental  effect on the price or volume of the security as far as the  Portfolio  is  concerned.  However,  it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

PERFORMANCE INFORMATION

STANDARD PERFORMANCE  INFORMATION -- From time to time, quotations of the Fund's performance may be included in  advertisements,  sales literature or shareholder reports. These performance figures are calculated in the following manner:

   YIELD.  Yield refers to the income  generated by an  investment  over a given period of time,  expressed as an annual  percentage rate.  Yields are calculated according to a standard  that is required  for all stock and bond mutual  funds.
Because  this differs from other  accounting  methods,  the quoted yield may not equal the income actually paid to shareholders.

   Per SEC  regulations,  the  yield  of the Fund  (the  "SEC  yield")  shall be calculated on any determination date as follows:

                          2[((a - b)(c * d) + 1)^6 - 1]

where a = current income measured over a 30-day period.

      b = Expenses accrued during the same 30-day period.

      c = Average  daily  number of shares  outstanding  during the same  30-day period.

      d = Maximum offering price per share on the last day of the period.

   The SEC yield for the Fund for the 30 days ended  September  30,  2002 was as follows: Class A - 3.92%, Class B - 3.56%, Class C - 3.81%.

   The "annual  effective  yield" of the fund is intended to represent one day's investment income expressed as an annualized yield and compounded  annually.  It shall be  expressed  as a  percentage  and  calculated  on each  business day as follows based on the dividend declared for the previous day.

                 [    (previous day's dividend factor)^365]
                 [1 + (------------------------------)    ] - 1
                 [    (        NAV per share         )    ]

   Example:  If on March 1, the Fund's  dividend  factor is  0.00174163  and the
Fund's NAV per share is $10, then the Fund's annual  effective yield for March 2 equals 6.56%.

   The annual  effective yield of the Fund on September 30, 2002 was as follows:
Class A - 4.14%, Class B - 3.61%, and Class C - 3.87%.

   The annual  effective yield of the Portfolio is used in determining  when the interest rate trigger is active.

   Performance  information  or  advertisements  may include  comparisons of the
Fund's  investment  results  to  various  unmanaged  indices or results of other mutual funds or investment or savings  vehicles.  From time to time,  the Fund's ranking may be quoted from various sources,  such as Lipper Analytical Services,
Inc., Value Line, Inc. and Morningstar, Inc.

   Unlike some bank deposits or other  investments  that pay a fixed yield for a stated period of time,  the total return of the Shares will vary  depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper  Agreements  and  changes in the  expenses of the Shares and the
Portfolio.  In addition,  during  certain  periods for which total return may be provided,  the Fund's  administrator,  Security Management Company, LLC may have voluntarily  agreed to waive  portions  of its  fees,  or to  reimburse  certain operating expenses of the Fund , on a month-to-month  basis. Waivers of expenses may also occur from time to time with  respect to the  Portfolio.  Such  waivers will have the effect of  increasing  the Fund's net income  (and  therefore  its yield and total return) during the period such waivers are in effect.

   TOTAL  RETURN.  Total return is the change in value of an  investment  in the shares over a given period,  assuming  reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical  rate of return that, if achieved annually, would have produced the same cumulative total return if performance  had been constant over the entire period.  Average annual total return calculations smooth out variations in performance; they are not the same as actual  year-by-year  results.  Average  annual total  returns  covering periods of less than one year assume that  performance  will remain constant for the rest of the year.

   The Fund's average  annual total return is calculated for certain  periods by determining  the average  annual  compounded  rates of return over those periods that would cause an  investment of $1,000 (made at the maximum  public  offering price with all  distributions  reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures that represent aggregate performance over a period or year-by-year  performance.  The
Fund's  average  annual total returns for the periods ended  September 30, 2002, including deduction of the applicable sales charge, were as follows:

                    =======================================
                                1 YEAR      SINCE INCEPTION
                    ---------------------------------------
                    Class A      1.29%          4.77%1
                    Class B     (0.58)%         4.57%1
                    Class C      3.68%          5.61%1
                    ---------------------------------------
                    1  Date of inception May 3, 1999.
                    =======================================

   PERFORMANCE RESULTS. Any performance information provided for the Fund should not be considered as  representative  of its performance in the future,  because the NAV and  public  offering  price of Shares  will vary  based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such  securities  and on changes in the expenses of the Fund and the  Portfolio.  Total return  reflects the  performance of both principal and income.

   Unless noted  otherwise,  the Fund's  total  return and average  annual total return will reflect  deduction of the maximum  initial sales load in the case of
Class A shares or the  applicable  deferred  sales charge in the case of Class B and  Class C  shares.  From  time to  time  the  Fund  may  include  performance information in  advertisements  and sales  literature  without  deduction of the sales charge, which, if deducted, would reduce the performance data quoted.

COMPARISON OF FUND  PERFORMANCE  --  Comparison  of the quoted  non-standardized performance of various investments is valid only if performance is calculated in the same manner.  Since there are different methods of calculating  performance,
investors   should  consider  the  effect  of  the  methods  used  to  calculate performance when comparing  performance of the Fund with performance quoted with respect to other investment companies or types of investments.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Fund  may,  in  addition  to any  other  permissible information, include the following types of information in advertisements, sales
literature,   reports  to   shareholders   or  other   investor   communications
("advertisements")  (1) discussions of general economic or financial  principles
(such as the effects of compounding and the benefits of dollar-cost  averaging);
(2) discussions about past, current or possible  economic,  market and political trends and events;  (3)  presentations  of statistical  data to supplement  such discussions; (4) published evaluations by nationally recognized ranking services and financial or business  publications or other media including reprints of, or selections from, such publications;  (5) descriptions and updates concerning the
Fund's strategies,  and past or anticipated portfolio investments;  (6) analysis
of  its   investments   by   industry,   country,   credit   quality  and  other
characteristics;  (7) the general  biography or work experience of the portfolio manager of the Fund including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio manager's  appearance on  television  or radio  programs,  or  presentations  at conferences or trade shows; (8) portfolio manager  commentary or market updates;
(9)  investment  philosophy  and  the  research  methodology   underlying  stock
selection  or  the  Fund's  investment  objective;  (10)  a  discussion  of  the risk/return  continuum  relating to different  investments;  (11) discussions on general  principles of investing such as asset allocation,  diversification  and risk tolerance;  (12) testimonials describing the experience of persons who have invested in the Fund;  (13)  discussions  about  retirement  and  investing  for retirement;  (14) data  concerning the projected cost of a college  education in future  years based on current or recent costs of college and an assumed rate of increase for such costs;  (15)  information  regarding the relative  reliance in recent years on personal savings for retirement income versus reliance on Social
Security  benefits  and  company  sponsored  retirement  plans;  and (16)  other information of interest to investors.

   Advertisements  may also  include the Fund's  performance,  goals,  risks and expenses  compared  with (a) various  indexes so that  investors may compare the
Fund's results with those of a group of unmanaged  securities widely regarded by investors as  representative  of the  securities  markets in general;  (b) other groups of mutual funds tracked by Lipper Analytical  Services Inc.,  Morningstar or  another  independent  research  firm  which  ranks  mutual  funds by overall performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other  criteria;  (c) the Consumer  Price Index  (measure for  inflation)  to assess  the real  rate of  return  from an  investment  in the  Fund;  (d) other statistics  such as gross  national  product  or gross  domestic  product of the
United  States or other  countries  or  regions,  net import and export  figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to  illustrate  investment  attributes  to the  Fund  or the  general  economic, business,  investment,  or financial  environment in which the Fund operates;(e)
various financial,  economic and market statistics developed by brokers, dealers and other persons may be used to illustrate  aspects of the Fund's  performance;
(f) the  sectors or  industries  in which the Fund  invests  may be  compared to relevant  indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the Fund's  historic  performance or current or potential  value with respect to the particular  industry or sector; (g) a hypothetical or model portfolio or (h)
other mutual  funds.  The Fund may also discuss and compare in  advertising  the relative performance of various types of investment instruments  including,  but not limited to,  certificates of deposit,  ordinary  interest savings  accounts, other forms of fixed or variable  time  deposits,  qualified  retirement  plans, stocks,  Treasury securities,  and bonds, over various time periods and covering
various  holding   periods.   Such  comparisons  may  compare  these  investment
categories to each other or to changes in the Consumer Price Index. In addition, the Fund may quote various  measures of volatility and benchmark  correlation in advertising  and other  materials  and may  compare  these  measures to those of indexes, other funds or types of investments.

   The  Fund's  advertisements  may also  include  rankings  or  ratings  of its transfer agent, and of the investor  services  provided by the transfer agent to shareholders of the Security  Capital  Preservation  Fund other than performance rankings  of the Fund  itself.  Those  ratings or rankings  of  shareholder  and investor services by third parties may include  comparisons of their services to those  provided by other mutual fund families  selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service itself,  using its  research or judgment,  or based upon  surveys of  investors, brokers, shareholders or others.

   The Fund, in its  advertisements,  may refer to pending legislation from time to time and the possible  impact of such  legislation  on investors,  investment strategy and related  matters.  This would  include any tax  proposals and their effect on marginal tax rates and tax-equivalent yields.

   From time to time,  advertisements may include general  information about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers, directors and employees.

   All performance  information that the Fund advertises is historical in nature and is not intended to represent or guarantee  future results.  The value of the
Fund's  shares  when  redeemed  may be more or less than  their  original  cost.
Performance information may be quoted numerically or presented in a table, graph or other illustration.  The Fund's returns and share price are not guaranteed or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.

   In connection with a ranking,  the Fund may provide  additional  information, such as the particular  category to which it is related,  the number of funds in the category,  the criteria  upon which the ranking is based,  and the effect of
sales  charges,  fee  waivers  and/or  expense   reimbursements.   In  assessing
comparisons of performance,  you should keep in mind that the composition of the investments in the reported  indexes and averages is not identical to the Fund's portfolio,  the indexes and  averages  are  generally  unmanaged,  and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures.  For example,  unmanaged  indexes may assume  reinvestment  of dividends but generally do not reflect  deductions  for administrative and management costs. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

FINANCIAL STATEMENTS

The  financial  statements  for the Fund and the  Portfolio  for the fiscal year ended  September 30, 2002,  are  incorporated  herein by reference to the Annual
Report to  shareholders  for the Fund and  Portfolio  dated  September 30, 2002.
Copies of the Fund's and the  Portfolio's  Annual  Report are  provided to every person requesting the Statement of Additional Information.

                                   APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

AAA -- Bonds  rated Aaa are  judged to be of the best  quality.  They  carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally  stable margin and  principal is secure.  While the various  protective  elements are likely to change,  such  changes  as can be  visualized  are most  unlikely  to impair the fundamentally strong position of such issues.

AA -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally  known as high-grade  bonds.
They are rated lower than the best bonds because  margins of protection  may not be as large as in Aaa securities or fluctuation of protective elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many  favorable  investment  attributes and are to be
considered  as  upper-medium-grade  obligations.   Factors  giving  security  to
principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly  protected nor poorly  secured.  Interest  payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such,  bonds  lack  outstanding  investment  characteristics  and in  fact  have speculative characteristics as well.

BA -- Bonds  rated Ba are  judged to have  speculative  elements.  Their  future cannot be  considered  as well  assured.  Often the  protection  of interest and principal  payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally  lack  characteristics  of a desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds  rated Caa are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds  rated Ca  represent  obligations  which are  speculative  in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the  lowest-rated  class of bonds and issued so rated can be  regarded as having  extremely  poor  prospects  of ever  attaining  any real investment standing.

   Moody's  applies  numerical  modifiers,  1, 2, and 3, in each generic  rating classification  from Aa through B in its corporate  bond system.  The modifier 1 indicates  that the  security  ranks in the  higher  end of its  generic  rating category;  the  modifier 2  indicates a mid-range  ranking;  and the  modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA -- Debt rated AAA has the highest rating  assigned by Standard & Poor's to a debt  obligation.  Capacity to pay  interest  and repay  principal  is extremely strong.

AA -- Debt  rated  AA has a very  strong  capacity  to pay  interest  and  repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong  capacity to pay  interest  and repay  principal, although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest
and  repay  principal.   Whereas  it  normally  exhibits   adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt  rate BB has less  near-term  vulnerability  to  default  than  other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or  economic  conditions  which  could  lead  to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest payments and principal  repayments.  Adverse business, financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is  typically  applied to debt  subordinated  to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt  rating.  The C rating may be used to cover a situation  where a  bankruptcy  petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved  for income  bonds on which no interest is being paid.

D -- Debt  rated D is in payment  default.  The D rating  category  is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or minus (-):  The ratings from "AA" to "CCC" may be modified by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA -- Highest  credit  quality.  The risk  factors are  negligible,  being only slightly more than for risk-free U.S. Treasury debt.

AA+,  AA, AA- -- High credit  quality.  Protection  factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress.

BBB+,  BBB,  BBB- --  Below-average  protection  factors  but  still  considered sufficient  for  prudent  investment.  Considerable  variability  in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligation when due. Present or prospective  financial protection factors fluctuate according to industry  conditions or company  fortunes.  Overall  quality may move up or down frequently within this category.

B+, B, B- -- Below  investment  grade and possessing risk that  obligations will not  be met  when  due.  Financial  protection  factors  will  fluctuate  widely according to economic  cycles,  industry  conditions  and/or  company  fortunes.
Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade  securities.  Considerable uncertainty exists as to timely payment of principal,  interest or preferred dividends.  Protection
factors   are   narrow   and   risk   can  be   substantial   with   unfavorable
economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted  debt  obligations.  Issuer failed to meet  scheduled  principal and/or interest payments.

DP -- Preferred stock with dividend arrearages.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

Issuers  rated  PRIME-1 (or  related  supporting  institutions)  have a superior capacity for repayment of short-term promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the  following  characteristics:  leasing market positions in well-established  industries;  high rates of return on funds employed;  conservative capitalization structures with moderate reliance on debt and  ample  asset  protection;  broad  margins  in  earnings  coverage  of fixed financial charges and high internal cash generation;  well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers  rated  PRIME-2  (or  related  supporting  institutions)  have a  strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or related  supporting  institutions)  have an acceptable capacity  for  repayment of  short-term  promissory  obligations.  The effect of
industry   characteristics  and  market  composition  may  be  more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection  measurements  and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS

A-1 -- An  obligor  rated  `A-1'  has  STRONG  capacity  to meet  its  financial commitments.  It is rated in the highest  category by Standard & Poor's.  Within this  category,  certain  obligors  are  designated  with a plus sign (+).  This indicates  that the  obligor's  capacity to meet its  financial  commitments  is
EXTREMELY STRONG.

A-2 -- An obligor  rated `A-2' has  SATISFACTORY  capacity to meet its financial commitments.  However, it is somewhat more susceptible to the adverse effects of changes in  circumstances  and economic  conditions than obligors in the highest rating category.

A-3 -- An  obligor  rated  `A-3' has  ADEQUATE  capacity  to meet its  financial obligations.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS

D-1+ -- Highest  certainty of timely payment.  Short term  liquidity,  including internal  operating  factors and/or access to alternative  sources of funds,  is outstanding,  and  safety  is just  below  risk free U.S.  Treasury  short  term obligations.

D-1 -- Very high certainty of timely  payment.  Liquidity  factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- -- High  certainty  of timely  payment.  Liquidity  factors  are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2  --  Good  certainty  of  timely  payment.  Liquidity  factors  and  company fundamentals  are  sound.  Although  ongoing  funding  needs may  enlarge  total financing  requirements,  access to capital  markets is good.  Risk  factors are small.

D-3 -- Satisfactory  liquidity and other protection factors qualify issues as to investment  grade.  Risk  factors  are  larger and  subject  to more  variation.
Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS

AAA -- Insurance companies rated Aaa offer exceptional financial security. While the financial  strength of these companies is likely to change,  such changes as can be  visualized  are most  unlikely  to  impair  their  fundamentally  strong position.

AA -- Insurance companies rated Aa offer excellent financial security.  Together with the Aaa  group  they  constitute  what are  generally  known as high  grade companies.  They are rated  lower than Aaa  companies  because  long-term  risks appear somewhat larger.

A --  Insurance  companies  rated  A offer  good  financial  security.  However, elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Insurance companies rated Baa offer adequate financial security. However, certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time.

BA -- Insurance companies rated Ba offer questionable financial security.  Often the  ability of these  companies  to meet  policyholder  obligations  maybe very moderate and thereby not well safeguarded in the future.

B -- Insurance  companies  rated B offer poor financial  security.  Assurance of punctual  payment of  policyholder  obligations  over any long period of time is small.

CAA -- Insurance  companies rated Caa offer very poor financial  security.  They may be in  default  on their  policyholder  obligations  or there may be present elements of danger with respect to punctual payment of policyholder  obligations and claims.

CA -- Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their  policyholder  obligations or have other marked shortcomings. C -- Insurance companies rated C are the lowest rated class of insurance  company and can be regarded as having  extremely poor prospects of ever offering financial security.

   Numeric modifiers:  Numeric modifiers are used to refer to the ranking within the  group--one  being the  highest and three  being the  lowest.  However,  the financial strength of companies within a generic rating symbol (Aa, for example)
is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS

SECURE RANGE -- AAA to BBB

"AAA" -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" -- Excellent financial security.  Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB"  --  Adequate  financial  security,  but  capacity  to  meet  policyholder obligations is susceptible to adverse economic and underwriting conditions.

VULNERABLE RANGE -- BB to CCC

"BB" -- Financial  security may be adequate,  but capacity to meet  policyholder obligations,  particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" --  Vulnerable  financial  security.  Currently  able to  meet  policyholder obligations,  but  capacity to meet  policyholder  obligations  is  particularly vulnerable to adverse economic and underwriting conditions.

"CCC" -- Extremely  vulnerable  financial  security.  Continued capacity to meet policyholder  obligations is highly  questionable  unless favorable economic and underwriting conditions prevail.

"R" --  Regulatory  action.  As of the  date  indicated,  the  insurer  is under supervision  of insurance  regulators  following  rehabilitation,  receivership, liquidation,  or any other action that  reflects  regulatory  concern  about the insurer's  financial  condition.  Information  on this status is provided by the
National  Association of Insurance  Commissioners  and other regulatory  bodies.
Although  believed to be accurate,  this information is not guaranteed.  The "R"
rating does not apply to insurers  subject only to nonfinancial  actions such as market conduct violations.

   Plus  (+) or  minus  (-)  Ratings  from  "AA" to "B" may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS

AAA -- Highest claims paying ability. Risk factors are negligible.

AA+, AA, AA- -- Very high claims paying ability.  Protection factors are strong.
Risk is  modest,  but  may  vary  slightly  over  time  due to  economic  and/or underwriting conditions.

A+, A, A- -- High  claims  paying  ability.  Protection  factors are average and there is an expectation of variability in risk over time due to economic  and/or underwriting conditions.

BBB+,  BBB,  BBB- -- Adequate  claims  paying  ability.  Protection  factors are adequate.  There is  considerable  variability in risk over time due to economic and/or underwriting conditions.

BB+, BB, BB- -- Uncertain  claims paying ability and less than investment  grade quality.  However,  the company is deemed likely to meet these  obligations when due.  Protection  factors  will vary  widely  with  changes in  economic  and/or underwriting conditions.

B+, B, B- -- Possessing risk that  policyholder and  contractholder  obligations will not be paid when due.  Protection  factors will vary widely with changes in economic and underwriting conditions or company fortunes.

CCC  --  There  is  substantial  risk  that   policyholder  and   contractholder
obligations  will not be paid  when  due.  Company  has been or is  likely to be placed under state insurance department supervision.

DD -- Company is under an order of liquidation.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Articles of Incorporation(5)
(b)  By-laws(1)
(c)  Specimen  copy of share  certificate  for  Registrant's  shares of  capital stock(2)
(d)  Investment Advisory Contract(7)
(e)  (1)  Distribution Agreement(1)
     (2)  Class B Distribution Agreement(1)
     (3)  Class C Distribution Agreement(1)
     (4)  Underwriter-Dealer Agreement(4)
(f)  Form of Non-Qualified Deferred Compensation Plan(3)
(g)  Custodian Agreement - UMB Bank, n.a.
(h)  (1)  Third Party Feeder Fund Agreement(7)
     (2)  Recordkeeping and Investment Accounting Agreement(1)
     (3)  Management Services Agreement(1)
     (4)  Administrative Services and Transfer Agency Agreement(7)
     (5)  Administration Agreement(7)
(i)  Legal Opinion
(j)  Consent of Independent Auditors
(k)  Not applicable
(l)  Not applicable
(m)  (1)  Distribution Plan(7)
     (2)  Class B Distribution Plan(7)
     (3)  Class C Distribution Plan(7)
     (4)  Form of Shareholder Service Agreement(7)
(n)  Multiple Class Plan(6)
(o)  RESERVED
(p)  Code of Ethics
     (1)  Security Funds, Security Management Company, LLC ("SMC"), and Security
          Distributors, Inc.(4)
     (2)  Deutsche Asset Management, Inc.(6)
(q)  Powers of Attorney
     (1)  Security Funds(5)
     (2)  Deutsche Asset Management, Inc.

(1)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 64 to Registration Statement No.
     2-38414 (filed November 29, 1999).

(2)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 61 to Registration Statement No.
     2-38414 (filed February 16, 1999).

(3)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 58 to Registration Statement No.
     2-38414 (filed April 30, 1997).

(4)  Incorporated herein by reference to the Exhibits filed with Security Equity
     Fund's  Post-Effective  Amendment No. 90 to Registration  Statement 2-19458
     (filed November 20, 2000).

(5)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective  Amendment  No. 68 to  Registration  Statement
     2-38414 (filed November 20, 2000).

(6)  Incorporated herein by reference to the Exhibits filed with Security Equity
     Fund's  Post-Effective  Amendment No. 93 to Registration  Statement 2-19458
     (filed November 15, 2002).

(7)  Incorporated  herein  by  reference  to  the  Registrant's   Post-Effective
     Amendment No. 71 to  Registration  Statement No. 2-38414 (filed January 11,
     2002).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.  INDEMNIFICATION

A policy of insurance covering Security Management  Company,  LLC, its affiliate
Security  Distributors,  Inc.,  and all of the registered  investment  companies advised by Security Management Company,  LLC insures the Registrant's  directors and officers  against  liability  arising by reason of an alleged breach of duty caused by any negligent act, error or accidental  omission in the scope of their duties.

Paragraph 30 of the Registrant's  Bylaws, as amended February 3, 1995,  provides in relevant part as follows:

30.  INDEMNIFICATION AND LIABILITY OF DIRECTORS AND OFFICERS. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another  corporation
     (including the heirs, executors,  administrators and estate of such person)
     shall be  indemnified  by the  Corporation  as of right to the full  extent permitted  or  authorized  by the laws of the  State of  Kansas,  as now in effect and is hereafter  amended,  against any liability,  judgment,  fine, amount paid in settlement,  cost and expense  (including  attorney's  fees)
     asserted  or  threatened  against  and  incurred  by such person in his/her capacity  as or arising  out of his/her  status as a Director or officer of the  Corporation  or, if serving at the  request of the  Corporation,  as a
     Director or officer of another corporation. The indemnification provided by this bylaw  provision  shall not be  exclusive of any other rights to which those  indemnified  may be entitled  under the  Articles of  Incorporation, under  any other  bylaw or under any  agreement,  vote of  stockholders  or disinterested  directors or  otherwise,  and shall not limit in any way any right  which  the  Corporation  may  have  to  make  different  or  further indemnification with respect to the same or different persons or classes of persons.

     No  person  shall  be  liable  to the  Corporation  for any  loss,  damage, liability  or expense  suffered  by it on  account  of any action  taken or omitted to be taken by him/her as a Director or officer of the  Corporation or of any other corporation which he/she serves as a Director or officer at the  request of the  Corporation,  if such  person (a)  exercised  the same degree of care and skill as a prudent  man would have  exercised  under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for  such  other  corporation,  or upon  statement  made or  information furnished by Directors,  officers,  employees or agents of the Corporation, or of such other  corporation,  which he/she had no  reasonable  grounds to disbelieve.

     In the event any  provision of this section 30 shall be in violation of the
     Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On  March  25,  1988,  the   shareholders   approved  the  Board  of  Directors'
recommendation  that the  Articles of  Incorporation  be amended by adopting the following Article Fifteenth:

     "A director  shall not be personally  liable to the  corporation  or to its stockholders  for  monetary  damages  for  breach  of  fiduciary  duty as a director,  provided  that this  sentence  shall not eliminate nor limit the liability of a director:

     A.  for any breach of his or her duty of loyalty to the  corporation  or to its stockholders;

     B.  for acts or omissions  not in good faith or which  involve  intentional misconduct or a knowing violation of law;

     C.  for any  unlawful  dividend,  stock  purchase or  redemption  under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

     D.  for any  transaction  from  which  the  director  derived  an  improper personal benefit."

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the
Registrant pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a director,  officer or  controlling  person of the Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

Not applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Security Equity Fund
     Security Mid Cap Growth Fund
     Security Large Cap Value Fund
     Security Municipal Bond Fund
     SBL Fund
     Variflex  Variable Annuity Account  (Variflex)
     Variflex Variable Annuity Account (Variflex ES)
     SBL Variable Life Insurance Account  (Varilife)
     Variable Annuity Account VIII (Variflex LS)
     Variable Annuity Account VIII (Variflex Signature)
     Variable Annuity Account VIII (Variflex Extra Credit)
     SBL Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
     SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
     SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
     SBL Variable Annuity Account XIV (NEA Valuebuilder)
     SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
     SBL  Variable  Annuity  Account  XIV  (Security  Benefit  Advisor  Variable
     Annuity)
     SBL Variable Annuity Account XIV (AEA Variable Annuity)

(b)            (1)                      (2)                         (3)
     Name and Principal       Position and Offices        Position and Offices
     Business Address*          with Underwriter             with Registrant
     ------------------       --------------------        --------------------
     Gregory J. Garvin        President and Director      None
     John D. Cleland          None                        Chairman of the
                                                           Board and Director
     James R. Schmank         Director                    President and Director
     Amy J. Lee               Secretary                   Secretary
     Tamara L. Brownfield     Treasurer                   None
     Brenda M. Harwood        Vice-President              Treasurer
                                and Director
     Frank Memmo              Director                    None
     Richard J. Wells         Director                    None

     *One Security Benefit Place, Topeka, Kansas 66636-0001

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section
31(a) of the 1940 Act and the rules  promulgated  thereunder  are  maintained by
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636-0001;  and Deutsche Asset Managment,  Inc., 280 Park Avenue, New York, New
York 10017.  Records  relating to the duties of the  Registrant's  custodian are maintained by UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64106.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant  certifies  that it meets all the  requirements  for effectiveness  of this  registration  statement  under  Rule  485(b)  under  the
Securities Act and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 8th day of January, 2003.

John D. Cleland                            SECURITY INCOME FUND
Chairman of the Board and Director         (The Fund)

James R. Schmank                       By:      JAMES R. SCHMANK
President and Director                     -------------------------------------
                                           James R. Schmank, President and as
Donald A. Chubb, Jr.                       Attorney-In-Fact for the Officers
Director                                   Directors Whose Names Appear Opposite

Penny A. Lumpkin
Director                                        BRENDA M. HARWOOD
                                           -------------------------------------
Mark L. Morris, Jr.                        Brenda M. Harwood, Treasurer
Director                                   (Principal Financial Officer)

Maynard Oliverius
Director

This Post Effective  Amendment No. 73 to the Registration  Statement of Security
Income Fund has been signed  below by the  following  persons in the  capacities indicated.

NAME                             TITLE                           DATE
----                             -----                           ----
By:  /s/ CHARLES A. RIZZO        Treasurer                       January 8, 2003
     ---------------------
     Charles A. Rizzo

     /s/ BRUCE A. ROSENBLUM      Assistant Secretary             January 8, 2003
     ----------------------      (Attorney in Fact for
     Bruce A. Rosenblum          the persons listed below)

/s/ WILLIAM GLAVIN               President
William Glavin

/s/ RICHARD R. BURT              Trustee
Richard R. Burt

/s/ S. LELAND DILL               Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER             Trustee
Martin J. Gruber

/s/ RICHARD T. HALE              Trustee
Richard T. Hale

/s/ JOSEPH R. HARDIMAN           Trustee
Joseph R. Hardiman

/s/ RICHARD J. HERRING           Trustee
Richard J. Herring

/s/ GRAHAM E. JONES              Trustee
Graham E. Jones

/s/  REBECCA W. RIMEL            Trustee
Rebecca W. Rimel

/s/  PHILIP SAUNDERS, JR.        Trustee
Philip Saunders, Jr.

/s/  WILLIAM N. SEARCY           Trustee
William N. Searcy

/s/  ROBERT H. WADSWORTH         Trustee
Robert H. Wadsworth